          As Filed with the Securities and Exchange Commission on March 2, 1998
                                                      REGISTRATION NO. 33-41628

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 9 TO
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/
                                      AND
                              AMENDMENT NO. 16 TO
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                  /X/


                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                              (NAME OF DEPOSITOR)

                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030
                   MARGARET HANKARD, SENIOR ASSOCIATE COUNSEL
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                          ONE COPLEY PLACE, SUITE 100
                          BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:
                              MICHAEL BERENSON, ESQ.
               JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                        1025 THOMAS JEFFERSON STREET, N.W.
                                   SUITE 400E
                             WASHINGTON, D.C. 20007

                              -------------------


/X/ IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                        Post-effective Amendment No. 9 to
                       Registration Statement on Form N-4

               Cross Reference Sheet Required by Rule 495(a) under
                           The Securities Act of 1933


ITEM NUMBER IN FORM N-4                 LOCATION IN PROSPECTUS; CAPTION

PART A
     1.   Cover Page                    Cover Page

     2.   Definitions                   Definitions

     3.   Synopsis                      Cover Pages; Expense Summary

     4.   Condensed Financial           Condensed Financial Information;
          Information                   Performance Data

     5.   General Description of        A Word About the Company, the
          Registrant, Depositor         Fixed Account, the Variable
          and Portfolio Companies       Account, and the Series Fund;
                                        Additional Information
                                        About the Company

     6.   Deductions and Expenses       How the Contract Charges Are Assessed;
                                        Cash Withdrawals, Withdrawal Charges and
                                        Market Value Adjustment

     7.   General Description of        Purchase Payments and Contract
          Variable Annuity Contracts    Values During Accumulation
                                        Period; Other Contractual
                                        Provisions

     8.   Annuity Period                Annuity Provisions

     9.   Death Benefit                 Death Benefit

    10.   Purchases and Contract        Purchase Payments and Contract
          Value                         Values During Accumulation
                                        Period

    11.   Redemptions                   Cash Withdrawals, Withdrawal
                                        Charges and Market Value
                                        Adjustment

    12.   Taxes                         Federal Tax Status

    13.   Legal Proceedings             Legal Proceedings

    14.   Table of Contents of the      Not Applicable
          Statement of Additional
          Information

reggold

ITEM NUMBER IN FORM N-4                 LOCATION IN PROSPECTUS; CAPTION

PART B

  15.     Cover Page                    Not Applicable

  16.     Table of Contents             Not Applicable

  17.     General Information and       A Word About the Company, the
          History                       Fixed Account, the Variable
                                        Account and the Series Fund;
                                        Additional Information About the
                                        Company

  18.     Services                      Other Contractual Provisions;
                                        Administration of the Contracts

  19.     Purchase of Securities        Purchase Payments and Contract
          Being Offered                 Values During Accumulation Period

  20.     Underwriters                  Distribution of the Contracts

  21.     Calculation of Performance    Performance Data
          Data

  22.     Annuity Payments              Annuity Provisions

  23.     Financial Statements          Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS



      Attached hereto and made a part hereof is the Prospectus dated May 1, 1998.

                                                                      PROSPECTUS
                                                                     MAY 1, 1998


                                MFS REGATTA GOLD

               --------------------------------------------------


    The flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with retirement and deferred compensation plans, some of which may qualify as retirement programs under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Contracts are issued on either a group or individual basis by Sun Life Assurance Company of Canada (U.S.) (the "Company"), an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, having its Principal Executive Offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (781) 237-6030. The Contracts provide that annuity payments will begin on a selected future date. The Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or a fixed and variable basis and provide for fixed and variable annuity payments as elected. In some states, individual Contracts may be made available on a variable basis only.



    The issuance of an individual Contract ("Individual Contract") will be evidenced by the Contract. Participation in a group Contract ("Group Contract") will be evidenced by the issuance of a certificate ("Certificate") describing the participating individual's interest under the Group Contract. Unless otherwise expressly indicated, references in this Prospectus to "Contracts" include Individual Contracts, Group Contracts and Certificates issued under Group Contracts, and references to "Participants" include Individual Contract Owners and participating individuals under Group Contracts.



    The initial Purchase Payment for each Contract must be at least $10,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. The prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.



    A Participant may elect to have values under a Contract accumulate on a fixed basis in the Fixed Account, which pays interest at the applicable Guaranteed Interest Rate(s) for the duration of the particular Guarantee Period(s) selected by the Participant, or on a variable basis in Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of the Company, or divided between the Fixed Account and the Variable Account. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific series of MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund registered under the Investment Company Act of 1940, and advised by Massachusetts Financial Services Company, an affiliate of the Company. Twenty-five series are available for investment under the Contracts: (1) Money Market Series; (2) High Yield Series; (3) Capital Appreciation Series; (4) Government Securities Series; (5) World Governments Series; (6) Total Return Series; (7) Managed Sectors Series; (8) Conservative Growth Series; (9) Utilities Series; (10) World Growth Series; (11) Research Series; (12) World Asset Allocation Series; (13) World Total Return Series; (14) Emerging Growth Series; (15) MFS/Foreign & Colonial International Growth Series; (16) MFS/Foreign & Colonial International Growth and Income Series; (17) MFS/Foreign & Colonial Emerging Markets Equity Series;

                                                        (CONTINUED ON NEXT PAGE)

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS CONTAINS THE BASIC INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN A CONTRACT AND IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE MFS/SUN LIFE SERIES TRUST. YOU SHOULD RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.



*ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY THE COMPANY MEANS RECEIPT AT ITS ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ANNUITY SERVICE CENTER, P.O. BOX 1024, BOSTON, MASSACHUSETTS 02103.

(18) Value Series; (19) Research Growth and Income Series; (20) Bond Series;
(21) Equity Income Series; (22) Massachusetts Investors Growth Series; (23) New Discovery Series; (24) Research International Series; and (25) Strategic Income Series.



    The Series Fund pays its investment adviser certain fees charged against the assets of each Series. The value of the variable portion, if any, of a Participant's Account and the amount of variable annuity payments will vary to reflect the investment performance of the series of the Series Fund selected by the Participant and the deduction of the contract charges described under "How the Contract Charges Are Assessed" on page 28. For more information about the Series Fund, see "The Series Fund" on page 16 and the accompanying Series Fund prospectus.



    If the Participant elects to have values accumulated on a fixed basis, Purchase Payments are allocated to one or more Guarantee Periods made available by the Company in connection with the Fixed Account with durations of from one to ten years, as selected by the Participant. The Fixed Account is the general account of the Company (See "The Fixed Account" on page 13). The Company will credit interest at a rate not less than three percent (3%) per year, compounded annually, to amounts allocated to the Fixed Account and guarantees these amounts at various interest rates (the "Guaranteed Interest Rates") for the duration of the Guarantee Period elected by the Participant, subject to the imposition of any applicable withdrawal charge, Market Value Adjustment, or account administration fee. The Company may not change a Guaranteed Interest Rate for the duration of the Guarantee Period; however, Guaranteed Interest Rates applicable to subsequent Guarantee Periods cannot be predicted and will be determined at the sole discretion of the Company (subject to the minimum guarantee). That part of the Contract relating to the Fixed Account is registered under the Securities Act of 1933, but the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940.



    The Company does not deduct a sales charge from Purchase Payments. However, if any part of a Participant's Account is withdrawn, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. This charge is intended to reimburse the Company for expenses relating to the distribution of the Contracts. A portion (specified in the applicable Contract) of the Participant's Account Value may be withdrawn in each Account Year without the imposition of a withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization or upon transfers. Other amounts withdrawn, adjusted by any applicable Market Value Adjustment with respect to the Fixed Account, will be subject to a withdrawal charge ranging from 6% to 0%. In no event will the withdrawal charges assessed against a Participant's Account exceed 6% of Purchase Payments (See "Withdrawal Charges" on page 24).



    In addition, any cash withdrawal of amounts allocated to the Fixed Account, other than a withdrawal effective within 30 days prior to the Expiration Date of the applicable Guarantee Period or the withdrawal of interest credited to a Guarantee Amount during the current Account Year, will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between the Current Rate (which is the Guaranteed Interest Rate currently declared by the Company for Guarantee Periods equal to the balance of the Guarantee Period applicable to the amount being withdrawn) and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is lower than the Current Rate, then the application of the Market Value Adjustment will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the Current Rate, the application of the Market Value Adjustment will result in a higher payment upon withdrawal (See "Market Value Adjustment" on page 26).


    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.


    Special restrictions on withdrawals apply to Contracts used with Tax Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code (See "Section 403(b) Annuities" on page 25).

    In addition, under certain circumstances withdrawals may result in tax penalties (See "Federal Tax Status"). For a discussion of cash withdrawals, withdrawal charges and the Market Value Adjustment see "Cash Withdrawals, Withdrawal Charges and Market Value Adjustment" beginning on page 23.



    On each Account Anniversary and on surrender of a Contract for full value the Company will deduct an annual account administration fee ("Account Fee") from the Participant's Account. The amount of this fee is $35 in Account Years one through five; thereafter, it may be changed annually, subject to a maximum of $50. After the Annuity Commencement Date an Account Fee of $35 will be deducted pro rata from each variable annuity payment made during the year. In addition, the Company makes a deduction from the Variable Account at the end of each Valuation Period equal to an annual rate of 0.15% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts. The Account Fee may be waived by the Company under certain circumstances (See "Administrative Charges" on page 28).



    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an annual rate of 1.25% of the daily net assets of the Variable Account for mortality and expense risks assumed by the Company (See "Mortality and Expense Risk Charge" on page 29).



    In addition, the Contracts provide that the Company may change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, transfer charges, the tables used in determining the amount of the first monthly variable annuity payment and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification" on page 36).



    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable except as may be provided under the Annuity Option elected (See "Death Benefit" on page 27).



    Annuity Payments will begin on the Annuity Commencement Date. The Participant selects the Annuity Commencement Date, frequency of payments and the Annuity Option (See "Annuity Provisions" on page 30).



    Premium taxes payable to any governmental entity will be deducted from the Participant's Account (See "Premium Taxes" on page 29).



    Subject to certain conditions, and during the Accumulation Period, a Participant may transfer amounts among the Sub-Accounts or Guarantee Periods available under the Contract. Currently there is no charge for transfers. Transfers (except of interest credited during the current Account Year to the Guarantee Amount transferred) from or within the Fixed Account will be subject to the Market Value Adjustment unless the transfer is effective within 30 days prior to the Expiration Date of the amount transferred and other restrictions may apply (See "Transfer Privilege; Telephone Transfers; Restriction on Market Timers" on page 22).



    After the Annuity Commencement Date, the Payee may, subject to certain restrictions, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee for other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange (See "Exchange of Variable Annuity Units" on page 33).



    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. Except in the case of a particular Group Contract where the right to give voting instructions is reserved by the Owner, the Owner or Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such right (See "Voting of Series Fund Shares" on page 35).



    The Company will furnish Participants and such other persons having voting rights with certain reports and statements described under "Periodic Reports" on page 35. Such reports, other than prospectuses, will not include the Company's financial statements.



    If a Participant is not satisfied with the Contract it may be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Participant. When the Company receives the returned Contract it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Contract was received by the Company will be refunded. However, if applicable state law so requires, the full amount of any Purchase Payment received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Contract may be acceptable.


                             AVAILABLE INFORMATION


    The Company is subject to the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act"), as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Such reports and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and at the Commission's Regional Offices located at 75 Park Place, New York, New York and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials also can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web Site that contains reports, proxy and information statements, and other information about the Company, which files documents electronically with the Commission at the following address: http://www.sec.gov.


    The Company has filed registration statements (the "Registration Statements") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statements and does not contain all of the information set forth in the Registration Statements and exhibits thereto, and reference is hereby made to such Registration Statements and exhibits for further information relating to the Company and the Contracts. The Registration Statements and the exhibits thereto may be inspected and copied, and copies can be obtained at prescribed rates, in the manner set forth in the preceding paragraph.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


    The Annual Report on Form 10-K for the year ended December 31, 1997 heretofore filed by the Company with the Commission under the 1934 Act is incorporated by reference in this Prospectus.


    Any statement contained in a document incorporated by reference herein shall be deemed modified or superseded hereby to the extent that a statement contained in a later-filed document or herein shall modify or supersede such statement. Any statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus.


    The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in the Prospectus). Requests for such document should be directed to Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (800) 225-3950.

                               TABLE OF CONTENTS


                                                                  PAGE
Definitions                                                         7
Expense Summary                                                     9
Condensed Financial Information--Accumulation Unit Values          11
Performance Data                                                   12
This Prospectus Is a Catalog of Facts                              12
Uses of the Contract                                               12
A Word About the Company, the Fixed Account, the Variable
  Account and the Series Fund                                      13
    The Company                                                    13
    The Fixed Account                                              13
    The Variable Account                                           15
    The Series Fund                                                16
Purchase Payments and Contract Values During Accumulation
  Period                                                           18
    Purchase Payments                                              18
    Participant's Account                                          19
    Variable Accumulation Value                                    19
    Fixed Accumulation Value                                       20
    Guarantee Periods                                              20
    Guaranteed Interest Rates                                      21
    Dollar Cost Averaging                                          21
    Asset Allocation                                               22
    Transfer Privilege; Telephone Transfers; Restriction on
     Market Timers                                                 22
    Waivers; Reduced Charges; Credits; Bonus Guaranteed
     Interest Rates                                                23
Cash Withdrawals, Withdrawal Charges and Market Value
  Adjustment                                                       23
    Cash Withdrawals                                               23
    Withdrawal Charges                                             24
    Amount of Withdrawal Charge                                    25
    Section 403(b) Annuities                                       25
    Market Value Adjustment                                        26
Death Benefit                                                      27
    Death Benefit Provided by the Contract                         27
    Election and Effective Date of Election                        27
    Payment of Death Benefit                                       27
    Amount of Death Benefit                                        27
How the Contract Charges Are Assessed                              28
    Administrative Charges                                         28
    Premium Taxes                                                  29
    Mortality and Expense Risk Charge                              29
    Withdrawal Charges                                             29
Annuity Provisions                                                 30
    Annuity Commencement Date                                      30
    Election--Change of Annuity Option                             30
    Annuity Options                                                31
    Determination of Annuity Payments                              31
    Fixed Annuity Payments                                         32
    Variable Annuity Payments                                      32
    Variable Annuity Unit Value                                    32
    Exchange of Variable Annuity Units                             32

                                                                  PAGE
Other Contractual Provisions                                       33
    Payment Limits                                                 33
    Designation and Change of Beneficiary                          33
    Exercise of Contract Rights                                    33
    Change of Ownership                                            34
    Death of Participant                                           34
    Voting of Series Fund Shares                                   35
    Periodic Reports                                               35
    Substituted Securities                                         36
    Change in Operation of Variable Account                        36
    Splitting Units                                                36
    Modification                                                   36
    Discontinuance of New Participants                             36
    Custodian                                                      37
    Right to Return                                                37
Federal Tax Status                                                 37
    Introduction                                                   37
    Tax Treatment of the Company and the Variable Account          37
    Taxation of Annuities in General                               38
    Qualified Retirement Plans                                     39
    Pension and Profit-Sharing Plans                               40
    Tax-Sheltered Annuities                                        40
    Individual Retirement Accounts                                 40
    Roth IRAs                                                      40
Administration of the Contracts                                    41
Distribution of the Contracts                                      41
Additional Information About the Company                           42
    Selected Financial Data                                        42
    Management's Discussion and Analysis of Financial
     Condition and Results of Operations                           42
    Reinsurance                                                    45
    Reserves                                                       45
    Investments                                                    46
    Competition                                                    46
    Employees                                                      46
    Properties                                                     46
The Company's Directors and Executive Officers                     46
State Regulation                                                   49
Legal Proceedings                                                  50
Legal Matters                                                      50
Accountants                                                        50
Registration Statements                                            50
Financial Statements                                               50
Appendix A--Variable Accumulation Unit Value, Variable
  Annuity Unit Value and Variable Annuity Payment
  Calculations                                                     88
Appendix B--State Premium Taxes                                    88
Appendix C--Withdrawals, Withdrawal Charges and the Market
  Value Adjustment                                                 89
Appendix D--Calculation of Performance Data; Advertising and
  Sales Literature                                                 92

                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:


    ACCOUNT YEARS and ACCOUNT ANNIVERSARIES: The first Account Year shall be the period of 12 months plus a part of a month as measured from the Date of Coverage for each Participant to the first day of the calendar month which follows the calendar month of coverage. All Account Years and Account Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of coverage. If, for example, the Date of Coverage is in March, the first Account Year will be determined from the Date of Coverage but will end on the last day of March in the following year; all other Account Years and all Account Anniversaries will be measured from April 1.


    ACCUMULATION PERIOD: The period before the Annuity Commencement Date and during the lifetime of the Annuitant.

    ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. The Participant may not designate a "Co-Annuitant" unless the Participant and Annuitant are different persons. If more than one person is so named, all provisions of the Contract which are based on the death of the "Annuitant" will be based on the date of death of the last survivor of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last survivor of the persons so named. Collectively, these persons are referred to in this Contract as "Annuitants." The Participant is not permitted to name a "Co-Annuitant" under a Qualified Contract.


    *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.


    *ANNUITY OPTION:  The method for making annuity payments.

    ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.


    APPLICATION: The document signed by each Participant that serves as his or her application for participation under a Group Contract or purchase of an Individual Contract.



    *BENEFICIARY: The person or entity having the right to receive the death benefit set forth in each Contract and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code.



    CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract. Unless otherwise expressly indicated, references in this Prospectus to "Contracts" include Certificates.


    COMPANY:  Sun Life Assurance Company of Canada (U.S.).


    CONTRACT APPLICATION: The document signed by the Owner that evidences the Owner's application for a Group Contract.


    DATE OF COVERAGE: The date on which a Participant's Account becomes effective.


    DEATH BENEFIT DATE: The date on which the death benefit election is effective or is deemed to become effective, which is the date on which the Company receives Due Proof of Death.


    DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.


    FIXED ACCOUNT: Part of the general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.


    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.


    GROUP CONTRACT:  A Contract issued by the Company on a group basis.


    GUARANTEE AMOUNT: Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon).

    GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

------------------------
*As specified in the Application, unless changed.

    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during any Guarantee Period.


    INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.



    ISSUE DATE:  The date on which a Group Contract becomes effective.



    NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.



    *OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k) or
Section 408(p) of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner", as used herein, shall refer to the organization entering into the Group Contract.



    PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.


    PARTICIPANT'S ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

    PARTICIPANT'S ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of a Participant's Account for any Valuation Period.


    PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.



    PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.



    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.


    RECEIPT: Receipt by the Company at its Annuity Service Mailing Address shown on the cover of this Prospectus.

    SERIES FUND:  MFS/Sun Life Series Trust.


    SEVEN YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.


    SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series or sub-series of the Series Fund.


    VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit and Annuity Unit values to the next subsequent determination of these values. Such determination shall be made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading and on such other days on which there is a sufficient degree of trading in the portfolio securities of the Variable Account so that the values of the Variable Account's Accumulation Units and Annuity Units might be materially affected.


    VARIABLE ACCOUNT: A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of the variable portion of a Participant's Account.

    VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

------------------------
*As specified in the Application, unless changed.

                                EXPENSE SUMMARY


    The purpose of the following table and Examples is to help Participants and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Participants WHEN PAYMENTS ARE ALLOCATED TO THE VARIABLE ACCOUNT. The tables reflect expenses of the Variable Account as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "How the Contract Charges Are Assessed" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable.



                          SUMMARY OF CONTRACT EXPENSES



 PARTICIPANT TRANSACTION EXPENSES
 Sales Load Imposed on Purchases.........   $ 0
 Deferred Sales Load (as a percentage of
   Purchase Payments
    withdrawn) (1)
   Number of Complete Account Years
    Purchase Payment in Account
     0-1.................................     6%
     2-3.................................     5%
     4-5.................................     4%
     6...................................     3%
     7 or more...........................     0%
 Exchange fee (2)........................     0
 ANNUAL ACCOUNT FEE
 $35 Per Participant's Account (3)
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a
   percentage of average separate account
   assets)
 Mortality and Expense Risk Fees.........  1.25%
 Administrative Expense Charge...........  0.15%
 Other Fees and Expenses of the Separate
   Account...............................  0.00%
 Total Separate Account Annual
   Expenses..............................  1.40%


------------

(1) A portion of the Participant's Account may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge.

(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.


(3) The Annual Account Fee is the lesser of $35 and 2% of the Participant's Account Value in Account Years one through five; thereafter, the fee may be changed annually, but it may not exceed the lesser of $50 and 2% of the Participant's Account Value.



                      UNDERLYING FUND ANNUAL EXPENSES (1)
                (AS A PERCENTAGE OF UNDERLYING FUND NET ASSETS)



                                           MANAGEMENT     OTHER      TOTAL FUND
                                              FEES       EXPENSES     EXPENSES
                                           ----------   ----------   ----------
 Money Market Series.....................    0.50 %       0.08 %       0.58 %
 High Yield Series.......................    0.75 %       0.10 %       0.85 %
 Capital Appreciation Series.............    0.73 %       0.06 %       0.79 %
 Government Securities Series............    0.55 %       0.09 %       0.64 %
 World Governments Series................    0.75 %       0.16 %       0.91 %
 Total Return Series.....................    0.66 %       0.05 %       0.71 %
 Managed Sectors Series..................    0.74 %       0.08 %       0.82 %
 Conservative Growth Series..............    0.55 %       0.06 %       0.61 %
 Utilities Series........................    0.75 %       0.12 %       0.87 %
 World Growth Series.....................    0.90 %       0.12 %       1.02 %
 Research Series.........................    0.72 %       0.07 %       0.79 %
 World Asset Allocation Series...........    0.75 %       0.17 %       0.92 %
 World Total Return Series...............    0.75 %       0.29 %       1.04 %
 Emerging Growth Series..................    0.74 %       0.07 %       0.81 %
 MFS/Foreign & Colonial International
   Growth Series.........................    0.975%       0.31 %(2)    1.285%
 MFS/Foreign & Colonial International
   Growth and Income Series..............    0.975%       0.245%       1.22 %
 MFS/Foreign & Colonial Emerging Markets
   Equity Series.........................    1.25 %       0.25 %(2)    1.50 %(3)
 Value Series............................    0.75 %       0.16 %       0.91 %
 Research Growth and Income Series.......    0.75 %       0.69 %(2)    1.44 %
 Bond Series.............................
 Equity Income Series....................
 Massachusetts Investors Growth Series...
 New Discovery Series....................
 Research International Series...........
 Strategic Income Series.................


------------


(1) Unless otherwise indicated, the information in the table is based on amounts incurred during the Series Fund's most recent fiscal year. The information relating to Fund expenses was provided by the Series Fund and has not been independently verified by the Company. Participants should consult the Series Fund prospectus for more information about Series Fund expenses.



(2) Other expenses of the Research Growth and Income Series and the MFS/Foreign & Colonial International Growth Series and Emerging Markets Equity Series are based on estimated amounts for the current fiscal year. The Adviser has undertaken to reimburse the Emerging Markets Equity Series and the Research Growth and Income Series for expenses that exceed 1.50% of the average daily net assets of such series on an annualized basis, as more fully described in the Series Fund's Prospectus. Absent such reimbursement, expenses of the Emerging Markets Equity Series for 1997 would have been ____%.



(3) The Series Fund's investment adviser (the "Adviser") has voluntarily agreed to bear the expenses for the MFS/Foreign & Colonial Emerging Markets Equity Series such that "Total Fund Expenses" will not exceed 1.50% of the average daily net assets on an annualized basis, as more fully described in the Series Fund's prospectus. This voluntary fee reduction may be rescinded at any time. Absent this voluntary reduction, this Series "Total Fund Expenses" payable would have been 1.55%

                                    EXAMPLES



    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
 Bond Series                                 $        $         $         $
 Capital Appreciation Series
 Conservative Growth Series
 Emerging Growth Series
 Equity Income Series
 Government Securities Series
 High Yield Series
 MFS/Foreign & Colonial Emerging Markets
 Equity Series
 MFS/Foreign & Colonial International
 Growth and Income Series
 MFS/Foreign & Colonial International
 Growth Series
 Managed Sectors Series
 Massachusetts Investors Growth Series
 Money Market Series
 New Discovery Series
 Research Series
 Research Growth and Income Series
 Research International Series
 Strategic Income Series
 Total Return Series
 Utilities Series
 Value Series
 World Asset Allocation Series
 World Governments Series
 World Growth Series
 World Total Return Series



    If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
 Bond Series                                 $        $         $         $
 Capital Appreciation Series
 Conservative Growth Series
 Emerging Growth Series
 Equity Income Series
 Government Securities Series
 High Yield Series
 MFS/Foreign & Colonial Emerging Markets
 Equity Series
 MFS/Foreign & Colonial International
 Growth and Income Series
 MFS/Foreign & Colonial International
 Growth Series
 Managed Sectors Series
 Massachusetts Investors Growth Series
 Money Market Series
 New Discovery Series
 Research Series
 Research Growth and Income Series
 Research International Series
 Strategic Income Series
 Total Return Series
 Utilities Series
 Value Series
 World Asset Allocation Series
 World Governments Series
 World Growth Series
 World Total Return Series



    THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing elsewhere in this Prospectus, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.


                                                                                  YEAR ENDED
                                 PERIOD ENDED                                    DECEMBER 31,
                                 DECEMBER 31,   ------------------------------------------------------------------------------
                                    1991*          1992         1993           1994         1995         1996         1997
                                 ------------   ----------  -------------   -----------  -----------  -----------  -----------
 CAPITAL APPRECIATION SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  11.5021  $     12.8402   $   14.9429  $   14.2064  $   18.8932
     End of period.............    $11.5021     $  12.8402  $     14.9429   $   14.2064  $   18.8392  $   22.5700
   Units outstanding end of
    period.....................     124,454      5,131,355     13,245,142    19,909,649   27,782,739   32,796,793
 CONSERVATIVE GROWTH SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.9605  $     11.4156   $   12.2052  $   11.9036  $   16.1344
     End of period.............    $10.9605     $  11.4156  $     12.2052   $   11.9036  $   16.1344  $   19.9527
   Units outstanding end of
    period.....................      85,141      2,557,065      6,412,270    10,979,711   16,712,586   26,199,975
 EMERGING GROWTH SERIES
   Unit Value:
     Beginning of period             --             --           --             --       $   10.0000** $   12.5675
     End of period.............      --             --           --             --       $   12.5675  $   14.5136
   Units outstanding end of
    period.....................      --             --           --             --         5,346,104   16,998,044
 GOVERNMENT SECURITIES SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.3731  $     10.9166   $   11.6996  $   11.2891  $   13.0981
     End of period.............    $10.3731     $  10.9166  $     11.6996   $   11.2891  $   13.0981  $   13.1252
   Units outstanding end of
    period.....................     256,848      5,447,047     13,661,303    18,784,262   18,082,586   19,714,114
 HIGH YIELD SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.0378  $     11.3864   $   13.2209  $   12.7475  $   14.7137
     End of period.............    $10.0378     $  11.3864  $     13.2209   $   12.7475  $   14.7137  $   16.2674
   Units outstanding end of
    period.....................       6,734      1,380,530      3,599,473     4,605,818    6,880,080    8,424,289
 MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --           --       $   10.0000**
     End of period.............      --             --           --             --           --       $    9.9199
   Units outstanding end of
    period.....................      --             --           --             --           --           329,630
 MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --           --       $   10.0000**
     End of period.............      --             --           --             --           --       $    9.7460
   Units outstanding end of
    period.....................      --             --           --             --           --           564,742
 MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --       $   10.0000** $   10.0942
     End of period.............      --             --           --             --       $   10.0942  $   10.4404
   Units outstanding end of
    period.....................      --             --           --             --           711,179    3,360,596
 MANAGED SECTORS SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  11.7627  $     12.3521   $   12.6760  $   12.2606  $   15.9925
     End of period.............    $11.7627     $  12.3521  $     12.6760   $   12.2606  $   15.9925  $   18,5452
   Units outstanding end of
    period.....................      51,219      2,614,510      4,525,423     6,351,641    8,542,869   10,541,726
 MONEY MARKET SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.0370  $     10.2288   $   10.3527  $   10.5878  $   11.0111
     End of period.............    $10.0370     $  10.2288  $     10.3527   $   10.5878  $   11.0111  $   11.3932
   Units outstanding end of
    period.....................     417,559      4,101,024      6,055,673    14,774,386   17,186,041   27,275,583
 RESEARCH SERIES
   Unit Value:
     Beginning of period.......      --             --           --         $   10.0000** $    9.8615 $   13.3663
     End of period.............      --             --           --         $    9.8615  $   13.3663  $   16.3209
   Units outstanding end of
    period.....................      --             --           --             392,528    5,341,160   19,577,745
 TOTAL RETURN SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.3042  $     11.0125   $   12.3142  $   11.8694  $   14.8406
     End of period.............    $10.3042     $  11.0125  $     12.3142   $   11.8694  $   14.8406  $   16.6932
   Units outstanding end of
    period.....................     280,202     12,952,314     32,979,812    48,270,556   53,091,748   59,508,016
 UTILITIES SERIES
   Unit Value:
     Beginning of period.......      --             --      $     10.0000** $   10.0000  $    9.3739  $   12.2403
     End of period.............      --             --      $     10.0000   $    9.3739  $   12.2403  $   14.5260
   Units outstanding end of
    period.....................      --             --            279,796     2,273,439    3,410,047    4,671,192
 VALUE SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --           --       $   10.0000**
     End of period.............      --             --           --             --           --       $   10.9234
   Units outstanding end of
    period.....................      --             --           --             --           --         1,520,787
 WORLD ASSET ALLOCATION SERIES
   Unit Value:
     Beginning of period.......      --             --           --         $   10.0000** $   10.0367 $   12.0393
     End of period.............      --             --           --         $   10.0367  $   12.0393  $   13.7702
   Units outstanding end of
    period.....................      --             --           --             299,210    2,141,041    5,539,010
 WORLD GOVERNMENTS SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.6125  $     10.5161   $   12.3309  $   11.6151  $   13.2523
     End of period.............    $10.6125     $  10.5161  $     12.3309   $   11.6151  $   13.2523  $   13.6780
   Units outstanding end of
    period.....................      44,190      3,405,280      7,008,613     8,334,019    8,272,858    7,510,766
 WORLD GROWTH SERIES
   Unit Value:
     Beginning of period.......      --             --      $     10.0000** $   10.6200  $   10.7803  $   12.3321
     End of period.............      --             --      $     10.6200   $   10.7803  $   12.3321  $   13.7523
   Units outstanding end of
    period.....................      --             --          1,778,644     9,182,555   11,421,691   13,989,946
 WORLD TOTAL RETURN SERIES
   Unit Value:
     Beginning of period.......      --             --           --         $   10.0000** $   10.0195 $   11.6516
     End of period.............      --             --           --         $   10.0195  $   11.6516  $   13.1290
   Units outstanding end of
    period.....................      --             --           --             138,126    1,170,586    2,836,079

----------------------------------
 * From November 18, 1991 (date of commencement of issuance of the Contracts) to December 31, 1991.
** Unit value on date of commencement of operations of the respective
   Sub-Account.

                                PERFORMANCE DATA


    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, five and ten year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and Contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and Contract charges. Results calculated without withdrawal and/or Contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in Appendix D.


                     THIS PROSPECTUS IS A CATALOG OF FACTS


    This Prospectus contains information about the master group and individual deferred annuity contracts (the "Contracts") which provide fixed benefits, variable benefits or a combination of both. It describes their uses and objectives, their benefits and costs, and the rights and privileges of the Owner and the Participant, as applicable. It also contains information about the Company, the Variable Account, the Fixed Account and the Series Fund. It has been carefully prepared in non-technical language to help you decide whether the purchase of a Contract will fit the needs of your retirement plan. We urge you to read it carefully and retain it for future reference. The Contracts have appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that Purchase Payments, less certain deductions, will be accumulated prior to the Annuity Commencement Date. After the Annuity Commencement Date, annuity payments will be made to the Annuitant. The Company assumes the mortality and expense risks under the Contracts, for which it receives certain amounts. The significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk is assumed by the Participant or Payee and the amounts of the annuity payments vary with the investment performance of the Variable Account; under a Fixed Annuity, the investment risk is assumed by the Company (except in the case of early withdrawals (See "Cash Withdrawals" and "Market Value Adjustment")) and the amounts of the annuity payments do not vary. However, the Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate for any Guarantee Period.


                              USES OF THE CONTRACT


    The Contracts are designed for use in connection with retirement plans which meet the requirements of Section 401 (including Section 401(k)), Section 403,
Section 408(b), Section 408(c), Section 408(k) or Section 408(p) of the Internal Revenue Code; however, the Company may discontinue offering new Contracts in connection with certain types of qualified plans. In addition, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert the Contracts into Contracts used in connection with Roth IRAs under Section 408A of the Internal Revenue Code, and may also begin offering new Contracts for use in connection with Roth IRAs. Certain federal tax advantages are currently available to retirement plans which qualify as (1) self-employed individuals' retirement plans under Section 401; (2) corporate or association retirement plans under
Section 401; (3) annuity purchase plans sponsored by certain tax exempt organizations or public school systems under Section 403(b); or (4) individual retirement accounts, including employer or association of employees individual retirement accounts under Section 408(c), SEP-IRAs under Section 408(k), Simple Retirement Accounts under Section 408(p), and Roth IRAs under Section 408A (See "Federal Tax Status").

    The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law.



    The Contracts are available on a group basis and, in certain states, may be available on an individual basis. An Individual Contract is issued directly to the Owner of the Contract. A Group Contract is issued to the Owner covering all individuals participating under the Group Contract. Each such individual receives a Certificate which evidences his or her participation under the Group Contract. In this Prospectus, unless otherwise indicated, both the owners of Individual Contracts and participating individuals under Group Contracts are referred to as Participants; the term "Contracts" includes Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purposes of determining benefits under both Individual Contracts and Group Contracts, a Participant's Account is established for each Participant.


                           A WORD ABOUT THE COMPANY,
          THE FIXED ACCOUNT, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY


    The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. It has obtained authorization to do business in forty-eight states, the District of Columbia and Puerto Rico, and it is anticipated that the Company will be authorized to do business in all states except New York. The Company issues life insurance policies and individual and group annuities. The Company has formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York and which offers in New York contracts similar to the Contracts offered by this Prospectus. The Company's other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts issued by the Company and its affiliates, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Massachusetts Casualty Insurance Company, which issues individual disability income policies, and Sun Life Financial Services Limited which provides off-shore administrative services to the Company and Sun Life Assurance Company of Canada ("Sun Life (Canada)").



    The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"), which, on December 18, 1997, became a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to an Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states except New York, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.


THE FIXED ACCOUNT


    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase Payments will be allocated to Guarantee Periods available in connection with the Fixed Account to the extent elected by the Participant at the time of the establishment of a Participant's Account or as subsequently changed. In addition, all or part of the Participant's Account Value may be transferred to Guarantee Periods available under the Contracts as described under "Transfer Privilege". Assets supporting amounts allocated to Guarantee Periods become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, including claims for benefits under the Contracts.


    The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

    The Company intends to invest the assets of the Fixed Account primarily in debt instruments as follows: (1) Securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; (2) Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service; (3) Other debt instruments, including, but not limited to, issues of or guaranteed by banks or bank holding companies and other corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above; and (4) Other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, the Company may also invest a portion of the Fixed Account in below investment grade debt instruments. Instruments rated Baa and/or BBB or lower normally involve a higher risk of default and are less liquid than higher rated instruments. If the rating of an investment grade debt security held by the Company is subsequently downgraded to below investment grade, the decision to retain or dispose of the security will be made based upon an individual evaluation of the circumstances surrounding the downgrading and the prospects for continued deterioration, stabilization and/or improvement.

    The Company is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. Investment income from such Fixed Account assets will be allocated between the Company and all contracts participating in the Fixed Account, including the Contracts offered by this Prospectus, in accordance with the terms of such contracts.


    Fixed annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification). In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts, regardless of its actual expenses (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification).



    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks, distribution expenses and administrative expenses borne by the Company in connection with contracts participating in the Fixed Account. The Company expects to derive a profit from this compensation. The amount of investment income allocated to the Contracts will vary from Guarantee Period to Guarantee Period in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a minimum rate of three percent (3%) per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. The Company may credit interest at a rate in excess of the minimum rate; however, the Company is not obligated to credit any interest in excess of such rate. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are: general economic trends; rates of return currently available and anticipated on the Company's investments; regulatory and tax requirements; and competitive factors. The Company's general investment strategy will be to invest amounts allocated to the Fixed Account in investment-grade debt securities and mortgages using immunization strategies with respect to the applicable Guarantee Periods. This includes, with respect to investments and average terms of investments, using dedication (cash flow matching) and/or duration matching to minimize the Company's risk of not achieving the rates it is crediting under Guarantee Periods in volatile interest rate environments. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THREE PERCENT (3%) WILL BE

DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE PARTICIPANT ASSUMES THE RISK THAT INTEREST CREDITED ON AMOUNTS ALLOCATED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

THE VARIABLE ACCOUNT


    The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contracts are designed to seek to accomplish this objective by providing that variable annuity payments
(1) will reflect the investment performance of the Variable Account with respect to amounts allocated to the Variable Account before the Annuity Commencement Date and (2) will reflect the investment performance of the Variable Account after that date. Since the Variable Account is always fully invested in Series Fund shares, its investment performance reflects the investment performance of the Series Fund. Values of Series Fund shares held by the Variable Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Series Fund's management to make necessary changes in its portfolios to anticipate changes in economic conditions. Therefore, the Participant bears the entire investment risk that the basic objectives of the Contract may not be realized, and that the adverse effects of inflation may not be lessened and there can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the aggregate amount of Purchase Payments made with respect to a particular Participant's Account for the reasons described above or because of the premature death of a Payee.



    Another important feature of the Contracts related to their basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Payee(s) will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contracts.


    Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") was established by the Company as a separate account on July 13, 1989 pursuant to a resolution of its Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and such other variable annuity contracts issued by the Company and designated by it as providing benefits which vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.


    The Variable Account meets the definition of a separate account under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940. Registration with the Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.


    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund. All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by the Participant at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, distribution expenses, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

THE SERIES FUND

    MFS/Sun Life Series Trust (the "Series Fund") is an open-end investment management company registered under the Investment Company Act of 1940. Currently shares of the Series Fund are also sold to other separate accounts established by the Company and Sun Life Insurance and Annuity Company of New York in connection with individual and group variable annuity contracts and single premium variable life insurance contracts. In the future, shares of the Series Fund may be sold to other separate accounts established by the Company or its affiliates to fund other variable annuity or variable life insurance contracts. The Company and its affiliates will be responsible for reporting to the Series Fund's Board of Trustees any potential or existing conflicts between the interests of variable annuity contract owners/participants and the interests of owners of variable life insurance contracts that provide for investment in shares of the Series Fund. The Board of Trustees, a majority of whom are not "interested persons" of the Series Fund, as that term is defined in the Investment Company Act of 1940, also intends to monitor the Series Fund to identify the existence of any such irreconcilable material conflicts and to determine what action, if any, should be taken by the Series Fund and/or the Company and its affiliates (see "Management of the Series Fund" in the Series Fund prospectus).


    The Series Fund is composed of 26 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 26 series, each corresponding to one of the portfolios; however, the Contracts provide for investment only in shares of the 25 series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.



    (1) MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months, including U.S. Government securities and repurchase agreements collateralized by such securities, obligations of the larger banks and prime commercial paper.


    (2) HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. These securities generally involve greater volatility of price and risk to principal and income and less liquidity than securities in the higher rated categories. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the High Yield Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (3) CAPITAL APPRECIATION SERIES will seek capital appreciation by investing in securities of all types, with a major emphasis on common stocks.

    (4) GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and Government-related Securities.


    (5) WORLD GOVERNMENTS SERIES will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and foreign government securities.


    (6) TOTAL RETURN SERIES will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

    (7) MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.

    (8) CONSERVATIVE GROWTH SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth and a smaller proportion of its assets in securities whose principal characteristic is income production.

    (9) UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.

    (10) WORLD GROWTH SERIES will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

    (11) RESEARCH SERIES will seek to provide long-term growth of capital and future income.

    (12) WORLD ASSET ALLOCATION SERIES will seek total return over the long term through investments in foreign and domestic equity and fixed income securities and will also seek to have low volatility of share price (i.e. net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio).

    (13) WORLD TOTAL RETURN SERIES will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. The series will invest primarily in global equity and fixed income securities (i.e. those of U.S. and non-U.S. issuers).

    (14) EMERGING GROWTH SERIES will seek to provide long-term growth of capital by investing primarily (i.e. at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies, including small and medium sized companies that are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.

    (15), (16) AND (17) The following three series are collectively referred to as the "MFS/Foreign & Colonial Series."

    (15) MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies whose principal activities are outside the U.S. growing at rates expected to be well above the growth rate of the overall U.S. economy.


    (16) MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME SERIES will seek capital appreciation and current income by investing, under normal market conditions, at least 65% of its total assets in equity and fixed income securities of issuers whose principal activities are outside the United States.


    (17) MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are located in emerging market countries.

    (18) VALUE SERIES will seek capital appreciation.


    (19) RESEARCH GROWTH AND INCOME SERIES will seek to provide long-term growth of capital, current income and growth of income.



    (20) BOND SERIES will primarily seek as high a level of current income as is believed to be consistent with prudent investment risk; its secondary investment objective is to seek to protect shareholder capital.



    (21) EQUITY INCOME SERIES will primarily seek reasonable income by investing mainly in income producing securities; its secondary objective is to seek to protect shareholder capital.

    (22) MASSACHUSETTS INVESTORS GROWTH SERIES will primarily seek to provide long-term growth of capital and future income rather than current income.



    (23) NEW DISCOVERY SERIES will seek capital appreciation by investing in equity securities of companies of any size which the Fund's investment adviser believes offer superior prospects for growth, and in particular, emphasizing companies in the developmental stages of their life cycle that offer the potential for accelerated earnings or revenue growth.



    (24) RESEARCH INTERNATIONAL SERIES will seek capital appreciation by investing in equity securities of companies whose principal activities are located outside the United States, as well as other securities offering an opportunity for capital appreciation.



    (25) STRATEGIC INCOME SERIES will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income.



    The investment adviser of the Series Fund, Massachusetts Financial Services Company ("MFS"), is paid fees by the Series Fund for its services pursuant to investment advisory agreements. MFS, a Delaware corporation, is an affiliate of the Company. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or the Company. MFS Institutional Advisors, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. The Company undertakes no obligation in this respect.


    The investment advisory agreements for the World Growth Series and the MFS/Foreign & Colonial Series permit MFS from time to time to engage one or more sub-advisers to assist in the performance of its services. MFS has engaged Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), as sub-advisers of these series.


    A more detailed description of the Series Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of the Series Fund and in the Series Fund's Statement of Additional Information, which is available by calling 1-800-752-7215.


        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS

(1) PLACE, AMOUNT AND FREQUENCY


    All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. The amount of Purchase Payments may vary; however, the Company will not accept an initial Purchase Payment to be allocated to a Participant's Account which is less than $10,000, and each additional Purchase Payment must be at least $1,000, unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be allocated among the series without the prior approval of the Company.



    A completed Application (and, in the case of a Group Contract, a completed Contract Application, if required) and the initial Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, in the case of an Individual Contract, the Contract is issued to the Participant, and, in the case of a Group Contract, the Contract and Certificate(s), as applicable, are issued to the Owner and/or Participant(s), respectively, and the initial Purchase Payment is then credited to the Participant's Account. The initial Purchase Payment must be applied within two business days of receipt by the Company of a completed Application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete Application. If the Application cannot be made complete within five business days, the prospective Participant will be informed of the reasons for the delay and the Purchase

Payment will be returned immediately unless the prospective participant specifically consents to the Company's retaining the Purchase Payment until the Application is made complete. Thereafter, the Purchase Payment must be applied within two business days. Subsequent Purchase Payments are applied at the end of the Valuation Period during which they are received by the Company.

(2) ACCOUNT CONTINUATION

    A Participant's Account shall be continued automatically in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Participant's Account is surrendered. Purchase Payments may be made at any time while the Participant's Account is in force.

(3) ALLOCATION OF NET PURCHASE PAYMENTS

    The Net Purchase Payment is that portion of a Purchase Payment which remains after deduction of any applicable premium or similar tax. Each Net Purchase Payment will be allocated either to Guarantee Periods available in connection with the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified in the particular Participant's Application, or as subsequently changed.

    The allocation factors for new Payments between the Guarantee Periods and among the Sub-Accounts may be changed by the Participant at any time by giving written notice of the change to the Company. Any change will take effect with the first Purchase Payment received with or after receipt of notice of the change by the Company and will continue in effect until subsequently changed.

PARTICIPANT'S ACCOUNT

    The Company will establish a Participant's Account for each Participant under a Contract and will maintain the Participant's Account during the Accumulation Period. The Participant's Account Value for any Valuation Period is equal to the sum of the variable accumulation value, if any, plus the fixed accumulation value, if any, of the Participant's Account for that Valuation Period.

VARIABLE ACCUMULATION VALUE

    The variable accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units credited to the Participant's Account for such Valuation Period.

(1) CREDITING VARIABLE ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the Net Purchase Payment to be allocated to any Sub-Accounts in accordance with the allocation factors will be credited to the Participant's Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value for the particular Sub-Account for the Valuation Period during which the Purchase Payment is applied by the Company to the Participant's Account.

(2) VARIABLE ACCUMULATION UNIT VALUE


    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor described below. For a hypothetical example of the calculation of the value of a Variable Accumulation Unit, see Appendix A.

(3) NET INVESTMENT FACTOR


    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one (1); therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.


    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

    (a) is the net result of:

        (1) the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

        (2) the per share amount of any dividend or other distribution declared by the Series Fund on the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

        (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

    (b) is the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and


    (c) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and administrative expenses.


FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the values of all Guarantee Amounts credited to the Participant's Account for such Valuation Period.

GUARANTEE PERIODS

    The Participant may elect one or more Guarantee Period(s) with durations of from one to ten years from among those made available by the Company. The period(s) elected will determine the Guaranteed Interest Rate(s). A Purchase Payment, or the portion thereof (at least $1,000) (or the amount transferred in accordance with the Transfer Privilege) allocated to a particular Guarantee Period, less any applicable premium or similar taxes and any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the Guarantee Period. Initial Guarantee Periods begin on the date the Purchase Payment is applied, or, in the case of a transfer, on the effective date of the transfer, and end the number of calendar years in the Guarantee Period elected from the end of the calendar month in which the amount was allocated to the Guarantee Period (the "Expiration Date"). Subsequent Guarantee Periods begin on the first day following the Expiration Date.

    Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Amount". Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of additional Purchase Payments, renewals and transfers of portions of the Participant's Account Value described under "Transfer Privilege" below, which will begin new Guarantee Periods, Guarantee Amounts allocated to Guarantee Periods of the same duration may have different Expiration Dates. Thus each Guarantee Amount will be treated separately for purposes of determining any Market Value Adjustment (See "Market Value Adjustment").

    The Company will notify the Participant in writing at least 45 and no more than 75 days prior to the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically at the end of the previous Guarantee Period unless the Company receives, prior to the end of such Guarantee Period, a written election by the Participant of a different Guarantee Period from among those being offered by the Company at such time, or instructions to transfer all or a portion of the Guarantee Amount to one or more Sub-Accounts in accordance with the Transfer Privilege Provision. Each new Guarantee Amount must be at least $1,000.

GUARANTEED INTEREST RATES

    The Company periodically will establish an applicable Guaranteed Interest Rate for each Guarantee Period offered by the Company. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates available to the Company and other factors as described below, but once established rates will be guaranteed for the duration of the respective Guarantee Periods. However, Participant's Account Value withdrawn from the Fixed Account will be subject to any applicable withdrawal charge and Account Fee and may be subject to a Market Value Adjustment on withdrawal or surrender (See "Market Value Adjustment").


    The Guaranteed Interest Rate will not be less than three percent (3%), compounded annually. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as such interest rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (See "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular duration including: regulatory and tax requirements; sales commissions and administrative and distribution expenses borne by the Company; general economic trends; and competitive factors. The Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed three percent (3%) per year for any Guarantee Period.


DOLLAR COST AVERAGING


    The Participant may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $1,000 to a designated Sub-Account. Amounts allocated to the Fixed Account under the program will earn interest at a specified rate declared by the Company. Each month or quarter a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by the Participant, up to a maximum of four. The program continues until the Participant's Account Value allocated to the program is depleted or the Participant elects to stop the program.



    The Participant may also elect an available Dollar Cost Averaging Option in connection with selected Initial Guarantee Periods (subject to a minimum amount of $1,000). Dollar Cost Averaging Options are available monthly or quarterly as follows:



    1. Monthly Dollar Cost Averaging Option: Amounts allocated under this option will be divided among 12 separate sequential maturing Guarantee Periods. The first Guarantee Period ends one full calendar month following the date the Net Purchase Payment is applied; thereafter, each subsequent Guarantee Period shall end sequentially one full calendar month later. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal one-twelfth ( 1/12) of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the 12 Guarantee Periods.



    2. Quarterly Dollar Cost Averaging Option: Amounts allocated under this option will be divided among four separate sequentially maturing Guarantee Periods. The first Guarantee Period ends three full calendar months following the date the New Purchase Payment is applied; thereafter, each subsequent Guarantee Period shall end three full calendar months later, sequentially. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal one-fourth
        ( 1/4) of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the four Guarantee Periods.



    Only initial and subsequent Purchase Payments may be allocated to a Dollar Cost Averaging Option. Previously applied amounts may not be transferred to any Dollar Cost Averaging Option.

    No Market Value Adjustment, either positive or negative, will apply to amounts automatically transferred from the Fixed Account under the program, except that if the program is discontinued or altered prior to completion, amounts remaining in the Fixed Account will be liquidated and the Market Value Adjustment will be applied. Any additions to the program will be treated as commencing a new program.


    The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations on a Participant's Account Value. Since the same dollar amount is transferred to other available investment options at set intervals, dollar cost averaging allows a Participant to purchase more Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. A dollar cost averaging program allows Participants to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.



ASSET ALLOCATION



    The Company may make one or more asset allocation investment programs available in connection with the Contracts, at no extra charge. An asset allocation program provides for the allocation of the Participant's Account Value among the available investment options. These programs will be fully described in a separate brochure. Participants may elect to enter into an asset allocation investment program, under the terms and conditions described in the brochure.



TRANSFER PRIVILEGE; TELEPHONE TRANSFERS; RESTRICTION ON MARKET TIMERS



    At any time during the Accumulation Period the Participant may, upon request received by the Company, transfer all or part of the Participant's Account Value to one or more Sub-Accounts or Guarantee Periods available under the Contract, subject to the following conditions: (1) not more than 12 transfers may be made in any Account Year (excluding transfers made pursuant to an approved dollar cost averaging program) and a minimum of 30 days must elapse between transfers made to or from the Fixed Account or among Guarantee Periods; (2) the amount being transferred from a Sub-Account may not be less than $1,000, unless the total Participant's Account Value attributable to a Sub-Account is being transferred; (3) any Participant's Account Value remaining in a Sub-Account may not be less than $1,000; and (4) the total Participant's Account Value attributable to the Guarantee Amount must be transferred; however, the transfer of interest credited to such Guarantee Amount during the current Account Year is not subject to this restriction. In addition, transfers of a Guarantee Amount will be subject to the Market Value Adjustment described below unless the transfer is effective within 30 days prior to the Expiration Date applicable to the Guarantee Amount; and transfers involving Variable Accumulation Units shall be subject to such terms and conditions as may be imposed by the Series Fund. Currently, there is no charge for transfers; however, the Company reserves the right to impose a charge of up to $15 for each transfer. A transfer generally will be effective on the date the request for transfer is received by the Company. Under current law, there will be no tax liability to the Participant if a Participant makes a transfer.



    Transfers may be requested by the Participant either in writing or by telephone. The telephone exchange privilege is made available to Participants automatically without the Participant's election. The Company will employ reasonable procedures to confirm that instructions communicated to it by telephone are genuine. Such procedures may include one or more of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Participant and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believed to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant.



    The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. Persons who wish to employ such strategies should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, the Company may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. The Company will not impose any such restrictions or otherwise modify transfer rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the Contract rights of other Participants.



    In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Series Fund's investment adviser, a series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a series and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. The Company also reserves the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.



WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES



    The Company may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in situations where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales. In addition, the Company may waive the Account Fee, may credit additional amounts, or may grant bonus Guaranteed Interest Rates in connection with Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company may reduce or waive such charges and fees, may credit additional amounts, or may grant bonus Guaranteed Interest Rates on any Contract where, for example, expenses associated with the sale of the Contract and/or costs or services associated with administering and maintaining the Contract are reduced. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawal Charges."


        CASH WITHDRAWALS, WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Participant may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company.

    The Participant may request a full surrender or partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Participant's Account at the end of the Valuation Period during which the election becomes effective less the Account Fee, plus or minus any applicable Market Value Adjustment, and less any applicable withdrawal charge. A request for a partial withdrawal will result in the cancellation of a portion of the Participant's Account Value equal to the dollar amount of the cash withdrawal payment, plus or minus any applicable Market Value Adjustment and plus any applicable withdrawal charge. If a partial withdrawal is requested which would leave a Participant's Account Value of less than the Account Fee, then such partial withdrawal will be treated as a full surrender. The Account Fee and any applicable Market Value Adjustment will be deducted from the Participant's Account before the application of any withdrawal charge.

    In the case of a partial withdrawal, the Participant may instruct the Company as to the amounts to be withdrawn from each Sub-Account and/or Guarantee Amount. If not so instructed, the Company will effect such withdrawal pro-rata from each Sub-Account and Guarantee Amount in which the Participant's Account

Value is invested at the end of the Valuation Period during which the withdrawal becomes effective. ALL CASH WITHDRAWALS OF ANY GUARANTEE AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN 30 DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE AMOUNT OR THE WITHDRAWAL OF INTEREST CREDITED DURING THE CURRENT ACCOUNT YEAR, WILL BE SUBJECT TO THE MARKET VALUE ADJUSTMENT.

    Cash withdrawals from a Sub-Account will result in the cancellation of Variable Accumulation Units attributable to the Participant's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Sub-Account is reduced. The cancellation of such units will be based on the Variable Accumulation Unit values of the Sub-Account at the end of the Valuation Period during which the cash withdrawal is effective.

    The Company, upon request, will advise the Participant of the amounts that would be payable in the event of a full surrender or partial withdrawal.

    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 and applicable state insurance law. Deferral of amounts withdrawn from the Variable Account is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or
(b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Series Fund is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of the Series Fund or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders. The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company. The Company is not required to pay interest on amounts so deferred.

    Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403, and 408 of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. For special restrictions applicable to withdrawals from Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code, see "Section 403(b) Annuities" below.


    A cash withdrawal under either a Qualified Contract or Non-Qualified Contract offered by this Prospectus also may result in a tax penalty. The tax consequences of a cash withdrawal payment under both Qualified Contracts and Non-Qualified Contracts should be carefully considered (See "Federal Tax Status").


WITHDRAWAL CHARGES

    No sales charges are deducted from Purchase Payments. However, a withdrawal charge (contingent deferred sales charge), when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses. Cash withdrawals may result in a 10% tax penalty in addition to any withdrawal charge applicable under the Contracts (See "Federal Tax Status").

    A portion of the Participant's Account Value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge. In addition, no withdrawal charge is assessed upon annuitization, upon payment of the death benefit or upon the transfer of Participant's Account Value among the Sub-Accounts or between the Sub-Accounts and the Fixed Account or within the Fixed Account.


    The withdrawal charge is not assessed with respect to a Participant's Account established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts, and the Company may waive the withdrawal charge with respect to Purchase Payments derived from the surrender of other annuity contracts and/or certificates issued by the

Company. In addition, if approval has been received from state regulatory authorities having jurisdiction over the applicable Contract, the Company will waive the withdrawal charge arising from a full surrender if: (1) at least one year has elapsed since the Participant's Date of Coverage; and (2) the Participant is confined to an eligible nursing home (i.e., a licensed hospital or licensed skilled or intermediate care nursing facility at which treatment is available on a daily basis and daily medical records are kept for each patient) and has been confined there for the preceding 180 days or for such shorter period as may be provided for, depending upon the jurisdiction in which the Contract was issued. Such withdrawal may be subject to the 10% tax penalty described above.



    All other full or partial withdrawals are subject to a withdrawal charge which will be applied in accordance with the applicable methodology described below:



    The Contracts provide for the accumulation of the 10% annual free withdrawal amount into future years. The applicable withdrawal charge will be determined on the following basis:


    (1) Old Payments and new Payments: With respect to a particular Account Year, "new Payments" are those Payments made in that Account Year or in the six immediately preceding Account Years, and "old Payments" are those Payments not defined as new Payments.

    (2) Order of liquidation: To effect a full surrender or partial withdrawal, each withdrawal is allocated first to the free withdrawal amount and then to previously unliquidated Payments (on a first-in, first-out basis) until all Purchase Payments have been liquidated.

    (3) Free withdrawal amount: The free withdrawal amount is equal to 10% of any new Payments, irrespective of whether these new Payments have been liquidated. Any portion of the free withdrawal amount that is not used in the current Account Year is cumulative into future years.

    (4) Maximum withdrawal amount without a withdrawal charge: The maximum amount that can be withdrawn without a withdrawal charge in an Account Year is equal to the sum of (a) any previously unliquidated free withdrawal amount, and
(b) any previously unliquidated old Payments.


    (5) Amount subject to withdrawal charge: The amount subject to the withdrawal charge is the amount of the partial withdrawal or full surrender less the maximum withdrawal amount without a withdrawal charge, up to a maximum of the sum of all unliquidated new Payments.


AMOUNT OF WITHDRAWAL CHARGE

    The withdrawal charge percentage varies according to the number of complete Account Years between the Account Year in which a Purchase Payment was credited to a Participant's Account and the Account Year in which it was withdrawn. The amount of the withdrawal charge is determined by multiplying the amount subject to the withdrawal charge by the withdrawal charge percentage, in accordance with the following table:

                    NUMBER OF COMPLETE
                      ACCOUNT YEARS     WITHDRAWAL CHARGE
                    ------------------  -----------------
                    0-1                         6%
                    2-3                         5%
                    4-5                         4%
                    6                           3%
                    7 or more                   0%


    In no event shall the aggregate withdrawal charges assessed against a Participant's Account exceed 6% of the aggregate Purchase Payments made under a Contract (See Appendix C for examples of withdrawals, withdrawal charges and the Market Value Adjustment). The Company may, upon notice to the Owner of a Group Contract, modify the withdrawal charges, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification (See "Modification").

SECTION 403(B) ANNUITIES


    The Internal Revenue Code imposes restrictions on cash withdrawals from Contracts used with Section 403(b) Annuities. In order for the Contracts to receive tax deferred treatment, the Contracts must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").



    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts (See "Federal Tax Status").


    Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Participant's Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.


    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status".


MARKET VALUE ADJUSTMENT

    Any cash withdrawal of a Guarantee Amount, other than a withdrawal effective within 30 days prior to the Expiration Date of the Guarantee Amount or the withdrawal of interest credited on such Guarantee Amount during the current Account Year, will be subject to a Market Value Adjustment ("MVA") (for this purpose, transfers (except automatic transfers to a Sub-Account of amounts allocated to a Guarantee Period with a one-year duration in connection with an approved dollar cost averaging program), distributions on the death of a Participant and amounts applied to purchase an annuity are treated as cash withdrawals). The MVA will be applied to the amount being withdrawn which is subject to the MVA, after deduction of any applicable Account Fee and before deduction of any applicable withdrawal charge.

    The MVA will reflect the relationship between the Current Rate (as defined below) for the Guarantee Amount being withdrawn and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. Generally, if the Guaranteed Interest Rate is lower than the applicable Current Rate, then the application of the MVA will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the applicable Current Rate, the application of the MVA will result in a higher payment upon withdrawal.

    The Market Value Adjustment is determined by the application of the following formula:


                              N/12
                      1 + I
                      -----
                    ( 1 + J )      -1
                       + b


where,

    I is the Guaranteed Interest Rate being credited to the Guarantee Amount subject to the Market Value Adjustment,


    J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the Market Value Adjustment, for current allocations to Guarantee Periods equal to the balance of the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment, rounded to the next higher number of complete years (the "Current Rate"),
    b is a factor which is currently 0% but which the Company may increase up to .25% for future Contracts, and


    N is the number of complete months remaining in the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment.

    In the determination of J, if the Company currently does not offer the applicable Guarantee Period, then the rate will be determined by linear interpolation of the current rates for Guarantee Periods that are available.

    See Appendix C for examples of the application of the Market Value
Adjustment.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Annuitant, the Company will, upon receipt of Due Proof of Death of both the Annuitant and the designated Beneficiary, pay the death benefit in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the Participant/Annuitant. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

ELECTION AND EFFECTIVE DATE OF ELECTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect to have the death benefit applied under one or more Annuity Options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Participant is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a single cash payment; or (b) to have the death benefit applied under one or more of the Annuity Options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any election of a method of settlement of the death benefit by the Participant will become effective on the date it is received by the Company. For the purposes of the Payment of Death Benefit and Amount of Death Benefit sections below, any election of the method of settement of the death benefit by the Participant which is in effect on the date of death of the Annuitant will be deemed effective on the date Due Proof of Death of the Annuitant is received by the Company. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company; or (b) the date Due Proof of Death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant is received by the Company, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.


    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. (See "Other Contractual Provisions -- Death of Participant").


PAYMENT OF DEATH BENEFIT


    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the Death Benefit Date, except as the Company may be permitted to defer any such payment of amounts derived from the Variable Account in accordance with the Investment Company Act of 1940. If the death benefit is to be paid in one lump sum to the Participant or, if the Annuitant was the Participant, to the estate of the deceased Participant/Annuitant, payment will be made within seven days of the date on which Due Proof of Death of the Annuitant, the Participant and/or the designated Beneficiary, as applicable, is received by the Company. If settlement under one or more of the Annuity Options is elected the Annuity Commencement

Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and the Participant's Account will be maintained in effect until the Annuity Commencement Date.

AMOUNT OF DEATH BENEFIT


    The death benefit is determined as of the Death Benefit Date.



    If the Annuitant was age 85 or younger on the Date of Coverage, the death benefit is equal to the greatest of



    (1) the Participant's Account Value for the Valuation Period in which the Death Benefit Date occurs;



    (2) the amount that would have been payable in the event of a full surrender of the Participant's Account on the Death Benefit Date;



    (3) the Participant's Account Value on the Seven Year Anniversary immediately preceding the Death Benefit Date, adjusted for any subsequent Purchase Payments and partial withdrawals and charges made between such Seven Year Anniversary and the Death Benefit Date;



    (4) the greatest of the Participant's Account Values on any Account Anniversay prior to the Annuitant's 80th birthday, adjusted for any subsequent Purchase Payments and any partial withdrawals and charges made between such Account Anniversary and the Death Benefit Date; and



    (5) the total Purchase Payments made with respect to the Participant's Account, accumulated as indicated below, minus the sum of all partial withdrawals.



    In determining the amount payable under (5), each Purchase Payment and amount transferred to the Participant's Variable Account will accumulate daily at a rate equivalent to 5% per year until the first day of the month following the Annuitant's 80th birthday. No such accumulation will apply to a Purchase Payment or amount transferred once that Purchase Payment or amount transferred has, as a result of such accumulation, grown to double its original amount. Partial withdrawals and transfers will affect the amount payable under (5) on a basis proportional to the reduction in Account Value brought about by such withdrawal. Transfers into the Fixed Account from the Variable Account will reduce the amounts accumulating under (5) on a basis proportional to the reduction in the Variable Account.



    If the Annuitant was age 86 or older on the Date of Coverage, the death benefit is equal to (2) above.



    If (2), (3) ,(4), or (5) is operative, the Participant's Account Value will be increased by the excess of (2), (3) ,(4), or (5), as applicable, over (1) and the increase will be allocated to the Sub-Accounts based on the respective values of the Sub-Accounts on the Death Benefit Date. If no portion of the Participant's Account is allocated to the Sub-Accounts, the entire increase will be allocated to the Sub-Account invested in the Money Market Series of the Series Fund.


                     HOW THE CONTRACT CHARGES ARE ASSESSED


    As more fully described below, charges under the Contract offered by this Prospectus are assessed in three ways: (1) as deductions for the Account Fee and, if applicable, for premium taxes; (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and administrative expenses; and (3) as withdrawal charges (contingent deferred sales charges). In addition, certain deductions are made from the assets of the Series Fund for investment management fees and expenses. These fees and expenses are described in the Series Fund's prospectus and Statement of Additional Information.


ADMINISTRATIVE CHARGES


    Each year on the Account Anniversary, the Company deducts from each Participant's Account an annual account administration fee ("Account Fee") as partial compensation for expenses relating to the issue and maintenance of the Contract and the Participant's Account. In Account Years one through five the Account Fee is equal to the lesser of $35 and 2% of the Participant's Account Value; thereafter the Account Fee may be changed annually, but in no event may it exceed the lesser of $50 and 2% of the Participant's

Account Value. If a Participant's Account is surrendered for its full value on other than the Account Anniversary, the Account Fee will be deducted in full at the time of such surrender. The Account Fee will be deducted on a pro rata basis from amounts allocated to each Guarantee Period and each Sub-Account in which the Participant's Account is invested at the time of such deduction. Also, the Account Fee will be waived by the Company when: (1) the entire Participant's Account Value has been allocated to the Fixed Account during the entire previous Account Year, or (2) the Participant's Account Value is greater than $75,000 at the time of such deduction. On the Annuity Commencement Date, the value of the Participant's Account will be reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, an annual Account Fee of $35 will be deducted in equal amounts from each variable annuity payment made during the year. No deduction will be made from fixed annuity payments.



    The Company makes a deduction from the Variable Account at the end of each Valuation Period (during both the Accumulation Period and after annuity payments begin) at an effective annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts, the Certificates, the Participant's Accounts and the Variable Account which exceed the revenues received from the Account Fee. For a description of administrative services provided see "Administration of the Contracts" on page 41 of this Prospectus.



    The Contract provides that the Company may modify the Account Fee and the administrative expense charge, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification").


PREMIUM TAXES

    A deduction, when applicable, is made for premium or similar state or local taxes (See Appendix B). It is currently the policy of the Company to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.

MORTALITY AND EXPENSE RISK CHARGE


    The mortality risk assumed by the Company arises from the contractual obligation to continue to make annuity payments to each Annuitant regardless of how long the Annuitant lives and regardless of how long all annuitants as a group live. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The Company assumes this mortality risk by virtue of annuity rates incorporated into the Contract which cannot be changed except, in the case of a Group Contract only, with respect to Participants' Accounts established after the effective date of such change, as provided in the "Modification" section of this Prospectus. The expense risk assumed by the Company is the risk that the administrative charges assessed under the Contract may be insufficient to cover the actual total administrative expenses incurred by the Company.


    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the Accumulation Period and after annuity payments begin at an effective annual rate of 1.25%. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. The Company will recoup its expected costs associated with registering and distributing the Contracts by the assessment of the withdrawal charges (contingent deferred sales charges) described below. However, the withdrawal charges may prove to be insufficient to cover actual distribution expenses. If this is the case, the deficiency will be met from the Company's general corporate funds which may include amounts derived from the mortality and expense risk charges.

    A Group Contract provides that the Company may modify the mortality and expense risk charge; however, such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification"). Mortality and expense risk and administrative expense charges are the only expenses of the Variable Account.


WITHDRAWAL CHARGES


    No deduction for sales charges is made from Purchase Payments. However, a withdrawal charge (i.e., a contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be used to cover certain expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses (See "Cash Withdrawals" and "Withdrawal Charges").


                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments will begin on the Annuity Commencement Date which is selected by the Participant, as specified in the Application. The date selected by the Participant may not be sooner than the first day of the second calendar month following the Date of Coverage. This date may be changed by the Participant from time to time by written notice to the Company, provided that notice of each change is received by the Company at least 30 days prior to the then current Annuity Commencement Date and the new Annuity Commencement Date is a date which is: (1) at least 30 days after the date notice of the change is received by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 90th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2 , and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an Annuity Option as described in the Death Benefit section of this Prospectus.

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide an annuity under one or more of the options described below. No withdrawal charge will be imposed upon amounts applied to purchase an annuity. However, the Market Value Adjustment may apply, as noted under "Determination of Amount." NO PAYMENTS MAY BE REQUESTED UNDER THE CONTRACT'S CASH WITHDRAWAL PROVISIONS ON OR AFTER THE ANNUITY COMMENCEMENT DATE, AND NO CASH WITHDRAWAL WILL BE PERMITTED EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.

    Since the Contracts offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Section 401, 403 or 408 of the Internal Revenue Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.

ELECTION--CHANGE OF ANNUITY OPTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect one or more of the Annuity Options described below, or such other settlement option as may be agreed to by the Company, for the Annuitant as Payee. The Participant may also change any election, but written notice of any election or change of election must be received by the Company at least 30 days prior to the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected. If there is no election of a sole Annuitant in effect on the 30th day prior to the Annuity Commencement Date, the person designated as "Co-Annuitant" will be the Payee under the applicable Annuity Option.

    Any election may specify the proportion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity. In the event the election does not so specify, or if no election is in effect on the 30th day prior to the Annuity Commencement Date, then the portion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity will be determined on a pro rata basis from the composition of the Participant's Account on the Annuity Commencement Date.

    Annuity Options may also be elected by the Participant or the Beneficiary as provided in the Death Benefit section of this Prospectus.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options which may be elected.

    NO CHANGE OF ANNUITY OPTION IS PERMITTED AFTER THE ANNUITY COMMENCEMENT
DATE.

ANNUITY OPTIONS


    No lump sum settlement option is available under the Contract. The Participant may surrender a Contract prior to the Annuity Commencement Date; however, any applicable surrender charge will be deducted from the cash withdrawal payment and a Market Value Adjustment, if applicable, will be applied.


    Annuity Options A, B, C and D are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Option E is available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.


    Annuity Option B.  Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected. In the event of the death of the Payee under this option, the Contract provides that if there is no designated beneficiary entitled to the remaining payments then living, the discounted value of the remaining payments, if any, will be calculated and paid in one sum to the deceased Payee's estate. In addition, any beneficiary who becomes entitled to any remaining payments under this option may elect to receive the amounts due under this option in one sum. The discounted value for variable annuity payments will be based on interest compounded annually at the assumed interest rate, which will not be less than three percent (3%) per year. The discounted value for payments being made on a fixed basis will be based on the interest rate initially used by the Company to determine the amount of each payment.


    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of election of this option of the number of each type of Annuity Unit credited to the Contract with respect to the Payee and fixed monthly payments, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    * Annuity Option D.  Monthly Payments for a Specified Period
Certain: Monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the discounted value of the remaining payments, if any, will be calculated and paid in one sum.

    * Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times (at least over a period of five years) as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited yearly on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than the minimum rate specified in the applicable Contract and Certificate (at least

------------------------

* The election of this annuity option may result in the imposition of a penalty tax.

3% per year), compounded annually. The rate so determined may be changed at any time and as often as may be determined by the Company, provided, however, that the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the Participant's Account Value at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date, plus or minus any applicable Market Value Adjustment and minus any applicable premium or similar taxes.

    If the amount to be applied under any annuity option is less than $2,000, or if the first annuity payment payable in accordance with such option is less than $20, the Company will pay the amount to be applied in a single payment to the Payee.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on the minimum guaranteed interest rate specified in the applicable Contract and Certificate (at least 3% per year), or, if more favorable to the Payee(s), in accordance with the Annuity Payment Rates published by the Company and in use on the Annuity Commencement Date.

VARIABLE ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the Annuity Payment Rates found in the applicable Contract which are based on an assumed interest rate of at least 3% per year, unless these rates are changed (See "Modification"). All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract with respect to the particular Payee. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited with respect to the particular Payee then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited with respect to the particular Payee by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment. If the net investment return on the assets of the Variable Account is the same as the assumed interest rate, variable annuity payments will remain level. If the net investment return exceeds the assumed interest rate variable annuity payments will increase and, conversely, if it is less than the assumed interest rate the payments will decrease.

    For a hypothetical example of the calculation of a Variable Annuity Payment, see Appendix A.

VARIABLE ANNUITY UNIT VALUE


    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit Value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (See "Variable Accumulation Value, Net Investment Factor") for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the Annuity Payment Rates found in the applicable Contract. For a one day Valuation Period the factor is 0.99989255 using an assumed interest rate of 4% per year and 0.99991902 using an assumed interest rate of 3% per year.


    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix A.

EXCHANGE OF VARIABLE ANNUITY UNITS


    After the Annuity Commencement Date the Payee may, by filing a written request with the Company, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee into other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than 12 exchanges may be made within each Account Year.


    Exchanges may be made only between Sub-Accounts. Exchanges will be made using the Annuity Unit values for the Valuation Period during which any request for exchange is received by the Company.

ANNUITY PAYMENT RATES

    The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly variable annuity payment based on the assumed interest rate specified in the applicable Contract and Certificate (at least 3%); and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract and Certificate (at least 3% per year).These rates may be changed by the Company with respect to Participant's Accounts established after the effective date of such change (See "Modification").

    The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Payee. The Contract also describes the method of determining the adjusted age of the Payee. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

                          OTHER CONTRACTUAL PROVISIONS

PAYMENT LIMITS


    The initial Purchase Payment credited to each Participant's Account must be at least $10,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company. Purchase Payments may be made annually, semi-annually, quarterly, monthly or at any other frequency acceptable to the Company. The Participant may, subject to the minimum payment, increase or decrease the amount of Purchase Payments or change the frequency of payment, but the Participant is not obligated to continue Purchase Payments in the amount or frequency elected. There are no penalties for failure to continue to make Purchase Payments. While the Contract and the Participant's Account are in force, Purchase Payments may be made at any time prior to the Annuity Commencement Date.


DESIGNATION AND CHANGE OF BENEFICIARY

    The beneficiary designation contained in the Application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant and, in the case of a Non-Qualified Contract, the Participant as well.

    Subject to the rights of an irrevocably designated Beneficiary, the Participant may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change or revocation.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

EXERCISE OF CONTRACT RIGHTS


    An Individual Contract shall belong to the individual Participant to whom the Contract is issued. A Group Contract shall belong to the Owner. In the case of a Group Contract, all Contract rights and privileges may be expressly reserved by the Owner, failing which, each Participant shall be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract.


    The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payees may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP


    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.



    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of any Annuitant and prior to the last Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding upon the Company until written notification is received by the Company. When such notification is so received, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.


DEATH OF PARTICIPANT


    If a Participant under a Non-Qualified Contract dies prior to the Annuitant and before the Annuity Commencement Date, that Participant's Account Value, plus or minus any applicable Market Value Adjustment, must be distributed to the "designated beneficiary" (as defined below) either (1) within five years after the date of death of the Participant, or (2) as an annuity over some period not greater than the life or expected life of the designated beneficiary, with annuity payments beginning within one year after the date of death of the Participant. For this purpose (and for purposes of Section 72(s) of the Internal Revenue Code), the person named as Beneficiary shall be considered the designated beneficiary, and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary. If the designated beneficiary is the surviving spouse of the deceased Participant, the spouse can elect to continue the Contract in the spouse's own name as Participant, in which case these mandatory distribution requirements will apply on the spouse's death.



    When the deceased Participant was also the Annuitant, the Death Benefit provision of the Contract controls unless the deceased Participant's surviving spouse is the designated beneficiary and elects to continue the Contract in the spouse's own name as both Participant and Annuitant.


    If the Payee dies on or after the Annuity Commencement Date and before the entire accumulation under such Participant's Account has been distributed, the remaining portion of such Participant's Account, if any, must be distributed at least as rapidly as the method of distribution then in effect.

    In any case in which a non-natural person constitutes a holder of the Certificate for the purposes of Section 72(s) of the Internal Revenue Code, (1) the distribution requirements described above shall apply upon the death of any Annuitant, and (2) a change in any Annuitant shall be treated as the death of an Annuitant.

    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Any distributions upon the death of a Participant under a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES


    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. Except in the case of a Group Contract where the right to give voting instructions is reserved by the Owner, the Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from Owners, Participants and Payees, as applicable.



    Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans which are funded by the Contracts may be entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant's Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.



    Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, nor any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.


    All Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least ten days prior to each meeting of the shareholders of the Series Fund. The number of Series Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant's Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

    During the Accumulation Period the Company will send the Participant, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to the Participant's Account and the Fixed Accumulation Value of such account, which statement shall be accurate as of a date not more than two months previous to the date of mailing. In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Participant's Account as may be required by applicable laws, rules and regulations.

    Upon request, the Company will provide the Participant with information regarding fixed and variable accumulation values.

SUBSTITUTED SECURITIES


    Shares of any or all Series of the Series Fund may not always be available for purchase by the Sub-Accounts of the Variable Account or the Company may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account. In either event, shares of another registered open-end investment company or unit investment trust may be substituted both for Series Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future provided that these substitutions have been approved by the Commission, if required by law. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.


CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION


    Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the annuity period), the Contract may be modified by the Company if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; or
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Participants, as applicable. In the event of any such modification, the Company may make appropriate endorsement in the Contract to reflect such modification.



    In addition, upon notice to the Owner, a Group Contract may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date of mailing of the notice of modification by the Company. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant's Accounts established prior to the effective date of such modification.


DISCONTINUANCE OF NEW PARTICIPANTS


    The Company, by giving 30 days' prior written notice to the Owner, may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Participant's Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.


CUSTODIAN

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with the instructions of the Participant and redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

RIGHT TO RETURN


    If the Participant is not satisfied with the Contract, it may be returned by mailing it to the Company at the Annuity Service Mailing Address on the cover of this Prospectus within ten days after it was delivered to the Participant. When the Company receives the returned Contract, it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Contract was received by the Company will be refunded to the Participant. However, if applicable state law so requires, the full amount of any Purchase Payment(s) received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Certificate may be acceptable.



    With respect to Individual Retirement Accounts, under the Internal Revenue Code a Participant establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Participant is furnished with such disclosure statement before the seventh day preceding the date the Individual Retirement Account is established, the Participant will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the Individual Retirement Account, then the Participant may give a notice of revocation to the Company at any time within seven days after the Date of Coverage. Upon such revocation, the Company will refund the Purchase Payment(s) made by the Participant. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow a participant establishing an Individual Retirement Account a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.


                               FEDERAL TAX STATUS

INTRODUCTION


    The Contracts described in this Prospectus are designed for use in connection with personal retirement plans and by employer, association and other group retirement plans under the provisions of Sections 401 (including Section 401(k)), 403, 408(b), 408(c), 408(k) and 408(p) of the Internal Revenue Code
(the "Code"), as well as certain non-qualified retirement plans, such as payroll savings plans. As noted above, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert such Contracts into Contracts used in connection with Roth IRAs under Section 408A, and may also begin offering new Contracts for use in connection with Roth IRAs. The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice.

Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Also, because the Internal Revenue Code, as amended, is not in force in the Commonwealth of Puerto Rico, some references in this discussion will not apply to Contracts issued in Puerto Rico. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Participant's income for federal income tax purposes. Participants under Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.


    Generally, no taxes are imposed on the increase in the value of a Contract until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump-sum payment prior to the Annuity Commencement Date. However, corporate Owners and Participants and other Owners and Participants that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase. Also, the Internal Revenue Service could assert that Owners or Participants under both Qualified and Non-Qualified Contracts annually receive and are subject to tax on a deemed distribution equal to the cost of any life insurance benefit provided by the Contract.



    The following discussion applies both with respect to Individual Contracts and Group Contracts. Because the Code is unclear in its application to a group annuity contract where the owner is distinct from the individuals who receive the contract benefits, the following discussion as applied to Group Contracts is the Company's best understanding of the operation of the Code in the context of group contracts. However, Owners and Participants should consult a qualified tax adviser.



    A partial cash withdrawal (i.e., a withdrawal of less than the entire Participant's Account Value) under a Non-Qualified Contract before the Annuity Commencement Date is treated as a withdrawal from the increase in the Participant's Account Value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Participant's income and subject to tax at ordinary income rates. If part or all of a Participant's Account Value is assigned or pledged as collateral for a loan, the amount assigned or pledged must be treated as if it were withdrawn from the Contract.



    In the case of annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Participant paid for the Contract bears to the Payee's expected return under the Contract. The remainder of the payment is taxable at ordinary income rates.



    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Participant paid for the Contract. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Contract, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Participant). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).



    In the case of a Qualified Contract, distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Participant or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Participants, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Certificates are purchased.



    If the Participant under a Non-Qualified Certificate dies, the value of the Contract generally must be distributed within a specified period (See "Other Contractual Provisions -- Death of Participant"). For contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Participant.



    A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Participant.



    A transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse) is treated as the receipt by the Participant of income in an amount equal to the Participant's Account Value minus the total amount paid for the Contract.



    The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued for use with an individual retirement account unless the Participant or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.



    In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Participant or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and Qualified Contracts issued for use with individual retirement accounts.


    Amounts withheld from any distribution may be credited against the Participant's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.


    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with the guidelines.

    THE FOLLOWING INFORMATION SHOULD BE CONSIDERED ONLY WHEN AN IMMEDIATE ANNUITY CONTRACT AND A DEFERRED ANNUITY CONTRACT ARE PURCHASED TOGETHER: The Company understands that the Treasury Department is in the process of reconsidering the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. The Company believes that any adverse change in the existing tax treatment of such immediate annuity contracts is likely to be prospective, that is, it would not apply to contracts issued before such a change is announced. However, there can be no assurance that any such change, if adopted, would not be applied retroactively.

QUALIFIED RETIREMENT PLANS


    The Qualified Contracts described in this Prospectus are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in such qualified retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Qualified Contracts with the various types of qualified retirement plans. Participants under such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts issued in connection therewith. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax adviser. In addition, Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider and consult their tax adviser concerning whether the death benefit payable under the Contract affects the qualified status of their retirement plan. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith.


PENSION AND PROFIT-SHARING PLANS

    Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. The Contract may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans as well as by corporate plans. Such retirement plans may permit the purchase of the Qualified Contracts to provide benefits under the plans. Employers intending to use the Qualified Contracts in connection with such plans should seek qualified advice in connection therewith.

TAX-SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c) (3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Purchasers of the Qualified Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of Purchase Payments and tax consequences of distributions (See "Section 403(b) Annuities").

INDIVIDUAL RETIREMENT ACCOUNTS

    Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts, known as an Individual Retirement Account ("IRA"). These IRA's are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances as described in the section of this Prospectus entitled "Right to Return Contract."

ROTH IRAS



    Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deductible basis, but distributions are tax-free if certain requirements are satisfied. Like traditional IRAs, Roth IRAs are subject to limitations on the amount that may be contributed and the time when distributions may commence. A traditional IRA may be converted into a Roth IRA, and the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.


                        ADMINISTRATION OF THE CONTRACTS


    The Company performs certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant's Account number and type, the status of each Participant's Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial surrenders; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.


                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the General Distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of the Company. Clarendon is registered with the Commission under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 7.34% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant's Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described under "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates." During
1995, 1996, and 1997 approximately $9,315,656, $18,652,927, and $         ,
respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

SELECTED FINANCIAL DATA


    The following selected financial data for the Company should be read in conjunction with the financial statements and notes thereto included in this Prospectus beginning on page 68.



                                                          FOR THE YEARS ENDED DECEMBER 31
                                   ------------------------------------------------------------------------------
                                        1997            1996            1995            1994            1993
                                   --------------  --------------  --------------  --------------  --------------
                                                                     (IN 000'S)
Revenues
  Premiums, annuity deposits and
   other revenue.................  $    2,513,741  $    2,131,939  $    1,883,901  $    1,997,525  $    2,443,310
  Net investment income and
   realized gains (losses).......         301,524         312,870         315,966         312,583         311,322
                                   --------------  --------------  --------------  --------------  --------------
                                        2,815,265       2,444,809       2,199,867       2,310,108       2,754,632
                                   --------------  --------------  --------------  --------------  --------------
Benefits and expenses
  Policyholder benefits                 2,469,215       2,149,145       1,995,208       2,102,290       2,515,320
  Other expenses                          206,066         175,342         150,937         186,892         232,365
                                   --------------  --------------  --------------  --------------  --------------
                                        2,675,281       2,324,487       2,146,145       2,289,182       2,747,685
                                   --------------  --------------  --------------  --------------  --------------
Operating gain (loss)                     139,984         120,322          53,722          20,926           6,947
Federal income tax expense
  (benefit)                                10,742          (2,702)         17,807          19,469           3,691
                                   --------------  --------------  --------------  --------------  --------------
Net income (loss)                  $      129,242  $      123,024  $       35,915  $        1,457  $        3,256
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Assets                             $   15,927,045  $   13,759,005  $   12,359,683  $   10,117,822  $    9,179,090
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Surplus notes                      $      565,000  $      315,000  $      650,000  $      335,000  $      335,000
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------



See Note 1 to financial statements for the effect of the reinsurance agreements on net income.
See Note 1 to financial statements for changes in accounting principles and reporting.



MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.



FINANCIAL CONDITION



ASSETS



    For management purposes it is the Company's practice to segment its general account to facilitate the matching of assets and liabilities; however, all general account assets stand behind all general account liabilities. A majority of the Company's assets are income producing investments. Particular attention is paid to the quality of these assets.



    The Company's bond holdings consist of a diversified portfolio of both public and private issues. It is the Company's policy to acquire only investment grade securities. Private placements are rated internally with reference to the National Association of Insurance Commissioners ("NAIC") designation issued by the NAIC Securities Valuation Office. The overall quality of the Company's bond portfolio remains high. At December 31, 1997, 4.6% of the Company's holdings of bonds were rated below investment grade (i.e. below NAIC rating "1" or "2").



    The Company holds real estate primarily because such investments historically have offered better yields over the long-term than fixed income investments. Real estate investments are used to enhance the yield of products with long-term liability durations. Properties for which market value is lower than cost adjusted for depreciation (book value) are reported at market value. During 1997, the change in the difference between the market value and book value for properties reported at market value was $3,377,000.



    Significant attention has been given to insurance companies' exposure to mortgage loans secured by real estate. The Company had a mortgage portfolio of $684,035,000 at December 31, 1997, representing 19.8% of cash and invested assets. At December 31, 1996, mortgage loans represented 26.9% of cash and invested assets. The Company underwrites commercial mortgages with a maximum loan to value ratio of 75%. The Company as a rule invests only in properties that are almost fully leased. The portfolio is diversified by region and by property type. The level of arrears in the portfolio is substantially below the industry average. At December 31, 1997, the Company's portfolio did not contain any mortgage loans which were 60 days or more in arrears, compared to the most recent industry delinquency ratio published by the American Council of Life Insurance of 1.35%. The expense in the year for the provision for losses and for losses on foreclosures was $711,000.



    In the normal course of business, the Company makes commitments to purchase investments at a future date. As of December 31, 1997 the Company had outstanding mortgage commitments of $12,300,000 which will be funded during 1998.



    On December 24, 1997, the Company transferred all of its outstanding shares of MFS to its parent, Life Holdco, in the form of a dividend, valued at $159,722,000. This dividend included an intercompany tax receivable of $91,000,000. As a result of this transaction the Company also realized a $21,195,000 capital gain of undistributed earnings. See "Recent Reorganization," below, for a discussion of the effect of this transaction on ongoing operations.



LIABILITIES



    The majority of the Company's liabilities consist of reserves for life insurance and annuity contracts and deposit funds.



CAPITAL AND SURPLUS



    Total capital stock and surplus of the Company was $832,695,000 at December 31, 1997. The Company issued surplus notes during 1997 totaling $250,000,000 to its parent, Life Holdco. The Company's management considers its surplus position to be adequate.



RESULTS OF OPERATIONS



1997 COMPARED TO 1996



    Net income from operations after dividends to policyholders and before federal income taxes decreased by $2.9 million for the year ending December 31, 1997 as compared to December 31, 1996. Net income associated with the reinsurance agreements with the ultimate parent increased $2.1 million in 1997. The net income improvement in the reinsured business results primarily from improved investment performance. Prior to reinsurance, earnings from the life line of business remained relatively flat. The earnings of the Company's retirement products and services line, which markets combination fixed/variable annuities, decreased $5.0 million. During 1997, the Company focused its marketing efforts on its fixed/variable annuity sales and discontinued sales of its group pension guaranteed interest contracts.



    Total income increased by $347.9 million for the year ended December 31, 1997 as compared to December 31, 1996. Sales of combination fixed/variable annuities (net of annuitizations) increased by $527.4 million primarily due to the introduction in late 1996, of a dollar cost averaging (DCA) sales program. This program credits a bonus rate of interest on the fixed annuity deposit during the first year. Purchase payments allocated to the DCA program are deposited into the fixed account and periodically transferred to the variable Sub-accounts during the following year. Reinsurance had the effect of increasing income by approximately $8.9 million. Premiums and annuity considerations decreased by $6.6 million reflecting decreased annuitizations. Sales of group pension guaranteed interest contracts decreased by $133 million. Net investment income decreased by $33.5 million reflecting both the decrease in the general account invested assets and $9.2 million decrease in dividends from subsidiaries.

    Benefits and expenses increased by $346.6 million for the year ended December 31, 1997 as compared to December 31, 1996. Reinsurance had the effect of increasing benefits and expenses by $2.7 million. Death benefits, annuity payments and surrender benefits and other fund withdrawals increased by $338.4 million primarily as a result of increased surrenders and withdrawals from separate account contracts for which the surrender charge has expired. Policy reserves decreased by $23 million, reflecting decreased annuitizations and lower increases in reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $55.3 reflects higher surrenders of contracts described above. Commissions increased by $22.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $9.9 million reflecting an increase in salaries due to staff increases associated with increased sales and non-recurring costs associated with moving the retirement products and services facility to a new location. Transfers to separate accounts increased by $53.9 million, reflecting increased exchange activity out of the fixed account into the separate account, associated with the DCA activity.



    See "Recent Reorganization," below, for a discussion of the effect on ongoing operations of the Company's transfer of its shares of MFS.



1996 COMPARED TO 1995



    Net income from operations after dividends to policyholders and before federal income taxes increased by $61.1 million for the year ending December 31, 1996 as compared to December 31, 1995. Net income associated with the reinsurance agreements with the parent increased by $23.9 in 1996. The net income improvement in the reinsured business results from improved mortality experience, improved investment performance and fewer significant death claims in 1996 as compared to 1995. Prior to reinsurance, earnings from the life line of business remained relatively flat. The remaining $37.2 increase is attributable to the Company's retirement products and services line of business, which market combination fixed/variable annuities and group pension guaranteed investment contracts. The decline in interest rates during 1995 resulted in the split of these combination fixed/variable annuity sales to change from 45% fixed and 55% variable in 1995 to 25% fixed and 75% variable in 1996. In addition, total gross sales increased by $235.9 million in 1996 as compared to 1995. The declining interest rate environment and strong market performance in 1995 resulted in unrealized gains on assets held in the separate accounts, which generated a substantial increase in fees calculated as a percentage of the separate account net assets, which are then transferred to the general account. The declining interest rates also resulted in increases in reserves due to the increase in the market value adjustment provision of certain fixed annuities. The resultant reserve increases were in excess of the unrealized gains causing strain on the 1995 earnings. In 1996, interest rates increased, resulting in a reduction in the unrealized gains on assets held in the separate accounts and a corresponding reduction in reserves and a release of some of the reserve strain incurred in 1995. The earnings on these market value adjusted products fluctuate as the change in the market value of the assets do not move in tandem with the change in the market value of the liabilities.



    Total income increased by $239.4 million for the year ended December 31, 1996 as compared to December 31, 1995. Sales of combination fixed/variable annuities (net of annuitizations) increased by $282.7 million primarily due to an increase in variable sales held in the separate accounts. This increase in variable sales was driven by strong performance in the stock market. Reinsurance had the effect of increasing income by approximately $9.4 million. Premiums and annuity considerations increased by $8.2 million reflecting increased annuitizations. Considerations from supplementary contracts increased by $1.2 million. Sales of group pension guaranteed investment contracts decreased by $53 million as this market remains highly competitive and sensitive to small changes in guaranteed interest rates. Net investment income decreased by $9.1 million, reflecting a decrease in the general account invested assets.



    Benefits and expenses increased by $178.3 million for the year ended December 31, 1996 as compared to December 31, 1995. Reinsurance had the effect of decreasing benefits and expenses by $14.5 million. Deaths, annuity payments and surrender benefits and other funds withdrawals increased by $438.9 million as a result of increased surrenders of fixed annuities for which interest rate guarantee periods have expired as well as withdrawals from the separate accounts. Policy reserves increased by $9.4 million, reflecting increased annuitizations and increased reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $405.9 reflects lower interest rates and higher surrenders of contracts described above. Commissions increased by $21.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $2.6 million reflecting an increase in salaries due to staff increases and retainer fees. Transfers to separate accounts increased by $126.8 million, reflecting increased exchange activity out of the general account into the separate accounts.



LIQUIDITY



    The Company's cash inflow consists primarily of premiums on insurance and annuity products, income from investments, repayments of investment principal and sales of investments. The Company's cash outflow is primarily to meet death and other maturing insurance and annuity contract obligations, to pay out on contract terminations, to fund investment commitments and to pay normal operating expenses and taxes. Cash outflows are met from the normal net cash inflows.



    The Company segments its business internally and matches projected cash inflows and outflows within each segment. Targets for money market holdings are established for each segment, which in the aggregate meet the day to day cash needs of the Company. If greater liquidity is required, government issued bonds, which are highly liquid, are sold to provide the necessary funds. Government and publicly traded corporate bonds comprise 58% of the Company's long-term bond holdings.



    Management believes that the Company's sources of liquidity are more than adequate to meet its anticipated needs.



YEAR 2000 COMPLIANCE



    The Company's business, financial condition, and results of operations could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999. However, the Company has investigated the nature and extent of the work necessary to render its computer systems capable of processing beyond the turn of the century ("Year 2000 compliant"), and has made substantial progress toward achieving this goal, including upgrading and/or replacing existing systems. The Company expects that its principal systems will be Year 2000 compliant by the end of 1998, leaving 1999 for extensive testing. While it is believed that these efforts involve substantial costs, the Company closely monitors associated costs and continues to evaluate associated risks based on actual expenses. Based on available information, the Company believes that it will be able to manage its total Year 2000 transition without a material adverse effect on its business operations, financial condition, or results of operations.



RECENT REORGANIZATION



    Effective December 24, 1997, the Company and its ultimate parent, Sun Life Assurance Company of Canada ("Sun Life of Canada"), reorganized the corporate structure of a part of their United States business operations, by completing, with the approval of the Delaware Insurance Department, the establishment of a two-tier holding company structure. In connection with this reorganization, Massachusetts Financial Services Company ("MFS"), the registered investment adviser that serves as adviser to the MFS Family of Funds, including the MFS/Sun Life Series Trust and the Compass Variable Accounts, is no longer a subsidiary of the Company, but remains under the control of Sun Life of Canada through two other wholly-owned holding company subsidiaries. On December 24, 1997. The Company's stock in MFS was transferred via a dividend to the Company's immediate parent, Sun Life of Canada (U.S.) Holdings, Inc. There is no change in directors, officers, or day-to-day management of any of the companies within this holding company system and, in the case of MFS, its executive officers continue to report to the Chairman of Sun Life of Canada.



    MFS, which was acquired by the Company in 1982, has approximately $70,200,000,000 under management as of December 31, 1997. For the years ended December 31, 1997, 1996 and 1995, the Company's Statutory Statements of Operations reflect earnings attributable to the operations of MFS of $80,114,000 (which includes dividends from MFS of $33,110,000, an income tax benefit of $25,809,000, and a realized gain of $21,195,000), $79,263,000, and $58,599,000, respectively. The reorganization is not expected to have any significant effect on the ongoing operations of MFS or the Company. However, future net income of the Company will not include the results of operations of MFS.

REINSURANCE



    The Company has agreements with its parent company which provide that the parent company will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1997 had the effect of decreasing net income from operations by $1,381,000.



    Effective January 1, 1991 the Company entered into an agreement with the parent company under which certain individual life insurance contracts issued by the parent were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with the parent which provides that the parent will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000 for the year ended December 31, 1997.



    The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed.



    The Company also has executed a reinsurance agreement with an unaffiliated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves are ceded.



RESERVES



    In accordance with the life insurance laws and regulations under which the Company operates it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements these reserves are determined in accordance with statutory regulations.



INVESTMENTS



    Of the Company's total assets of $15.9 billion at December 31, 1997, 71.7% consisted of unitized and non-unitized separate account assets, 12.0% were invested in bonds and similar securities, 4.3% in mortgages, 0.7% in subsidiaries, 0.6% in real estate, and the remaining 10.7% in cash and other assets.



COMPETITION



    The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to the most recent Best's Review, Life-Health Edition, as of December 31, 1996 the Company ranked 38th among all life insurance companies in the United States based upon total assets. Its parent company, Sun Life


Assurance Company of Canada, ranked 19th. Best's Insurance Reports, Life-Health Edition, 1997, assigned the Company and the parent company its highest classification, A++, as of December 31, 1996. Standard & Poor's and Duff & Phelps have assigned the Company and the parent company their highest ratings for claims paying ability, AAA. Moody's Investor Service, Inc. has assigned the Company an unsolicited rating of Aa1 for financial strength. These ratings should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account. However, the ratings are relevant to the Company's ability to meet its general corporate obligations under the Contracts.

EMPLOYEES



    The Company and Sun Life Assurance Company of Canada have entered into a Service Agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1997 the Company had 317 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and its Retirement Products & Services Division in Boston, Massachusetts.



PROPERTIES



    The Company occupies office space owned by it and leased to its parent, Sun Life Assurance Company of Canada, and certain unrelated parties for lease terms not exceeding five years.



                 THE COMPANY'S DIRECTORS AND EXECUTIVE OFFICERS



    The directors and principal officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, the directors and officers of the Company who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions.



JOHN D. MCNEIL, 64, Chairman and Director (1982*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is Chairman and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; a Director of Massachusetts Financial Services Company; Chairman and a Trustee of MFS/Sun Life Series Trust; Chairman and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Shell (Canada) Limited and Canadian Pacific, Ltd.



DONALD A. STEWART, 51, President and Director (1996*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is President and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company, Massachusetts Casualty Insurance Company and Sun Life Financial Services Limited.



DAVID D. HORN, 56, Director (1985*)
56 Pinckney Street
Boston, Massachuetts 02114



    He was formerly Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada, retiring in November, 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.



ANGUS A. MACNAUGHTON, 66, Director (1985*)
Metro Tower, Suite 1170,
950 Tower Lane
Foster City, California 94404


------------------------

* Year Elected Director

    He is President of Genstar Investment Corporation and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Stelco, Inc. and Varian Associates, Inc.



JOHN S. LANE, 62, Director (1991*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is Senior Vice President, Investments of Sun Life Assurance Company of Canada; and a Director of Sun Life of Canada (U.S.) Distributors, Inc., Sun Capital Advisers, Inc. and Sun Life Insurance and Annuity Company of New York.



RICHARD B. BAILEY, 71, Director (1983*)
500 Boylston Street
Boston, Massachusetts 02116



    He is a Director of Sun Life Insurance and Annuity Company of New York and a Director/Trustee of certain Funds in the MFS Family of Funds.



M. COLYER CRUM, 65, Director (1986*)
104 West Cliff Street
Weston, MA 02193



    He is Professor Emeritus of the Harvard Business School; and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Merrill Lynch Ready Assets Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Natural Resources Trust, Merrill Lynch U.S. Treasury Money Fund, MuniVest California Insured Fund, Inc., MuniVest Florida Fund, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniYield Florida Insured Fund, MuniYield Insured Fund II, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund III, Inc. and MuniYield Pennsylvania Fund. Prior to July, 1996, he was a Professor at the Harvard Business School.



S. CAESAR RABOY, 61, Senior Vice President and Deputy General Manager and Director (1996*)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President and a Director of Sun Life Insurance and Annuity Company of New York; and Vice President and a Director of Sun Life Financial Services Limited and Sun Life of Canada (U.S.) Distributors, Inc.



ROBERT A. BONNER, 53, Vice President, Pensions (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Vice President, Individual Insurance for the United States, of Sun Life Assurance Company of Canada.



C. JAMES PRIEUR, 46, Senior Vice President, General Manager and Director (1998*) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada; Vice President, Investments of Sun Life of Canada (U.S.) Distributors, Inc., a Massachusetts Casualty Insurance Company and Sun Life Insurance and Annuity Company of New York; and a Director of Sun Capital Advisers, Inc., New London Trust, F.S.B.; Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings, Inc.


------------------------

* Year Elected Director

L. BROCK THOMSON, 56, Vice President and Treasurer (1974)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Vice President, Portfolio Management for the United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Life of Canada (U.S.) Distributors, Inc., Sun Capital Advisers, Inc., Sun Benefit Services Company, Inc. and Sun Life Insurance and Annuity Company of New York; and Assistant Treasurer of Massachusetts Casualty Insurance Company.



ROBERT P. VROLYK, 44, Vice President and Actuary (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Vice President, Finance for the United States of Sun Life Assurance Company of Canada; Vice President, Controller and Actuary of Sun Life Insurance and Annuity Company of New York; a Director of Massachusetts Casualty Insurance Company and Sun Life of Canada (U.S.) Holdings, Inc.; and Vice President and a Director of Sun Canada Financial Co.



MARGARET SEARS MEAD, 47, Assistant Vice President and Secretary (1996) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    She is Assistant Vice President and Counsel for the United States of Sun Life Assurance Company of Canada; and Assistant Vice President and Secretary of Sun Life Insurance and Annuity Company of New York and Secretary of Sun Life of Canada (U.S.) Holdings, Inc.



    The directors, officers and employees of the Company are covered under a commercial blanket bond and a liability policy. The directors, officers and employees of Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. are covered under a fidelity bond and errors and omissions policy.



EXECUTIVE COMPENSATION



    All of the executive officers of the Company also serve as officers of Sun Life Assurance Company of Canada and receive no compensation directly from the Company. Allocations have been made as to such officers' time devoted to duties as executive officers of the Company and its subsidiaries. The allocated cash compensation of all executive officers of the Company as a group for services rendered in all capacities to the Company and its subsidiaries during 1997 totalled $824,000.



    Directors of the Company who are also officers of Sun Life Assurance Company of Canada or its affiliates receive no compensation in addition to their compensation as officers of Sun Life Assurance Company of Canada or its affiliates. Messrs. Bailey, Crum and MacNaughton receive compensation in the amount of $5,000 per year, plus $800 for each meeting attended, plus expenses.



    No shares of the Company are owned by any executive officer or director. The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada.


                                STATE REGULATION

    The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

    The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

    In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

    Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

    Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the Variable Account.


                                 LEGAL MATTERS



    The legality of the Contracts and the validity of the form of the Contracts under Delaware law have been passed upon for the Company by Margaret Sears Mead, Esq., Assistant Vice President and Secretary of the Company.



                                  ACCOUNTANTS



    The financial statements of the Variable Account for the year ended December 31, 1997 and the statutory financial statements of the Company for the years ended December 31, 1997, 1996 and 1995 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                            REGISTRATION STATEMENTS


    Registration statements have been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statements and the exhibits filed as part of the registration statements, to all of which reference is hereby made for further information concerning the Variable Account, the Fixed Account, the Company, the Series Fund and the Contracts. Statements found in this Prospectus as to the terms of the Contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

    The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account. The Variable Account value of the interests of Owners, Participants, Annuitants, Payees and Beneficiaries under the Contracts is affected primarily by the investment results of the Series Fund. The financial statements of the Variable Account reflect units outstanding and expenses incurred under the Contracts and other contracts participating in the Variable Account which impose certain contract charges that are different from those imposed under the Contracts.

                              -------------------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



    [The financial statements for Variable Account F will be provided by amendment.]

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1997 AND 1996 (IN 000'S)

                                                                                   1997            1996
                                                                              --------------  --------------
ADMITTED ASSETS
    Bonds                                                                     $    1,910,699  $    2,170,103
    Common stocks                                                                    117,229         144,043
    Mortgage loans on real estate                                                    684,035         938,932
    Properties acquired in satisfaction of debt                                       22,475          23,391
    Investment real estate                                                            78,426          76,995
    Policy loans                                                                      40,348          40,554
    Cash and short-term investments                                                  544,418         148,059
    Other invested assets                                                             55,716          51,378
    Premiums and annuity considerations due and uncollected                            9,203          11,282
    Investment income due and accrued                                                 39,279          68,191
    Receivable from parent, subsidiaries and affiliates                               28,825          40,829
    Funds withheld on reinsurance assumed                                            982,653         878,798
    Other assets                                                                       1,841           1,343
                                                                              --------------  --------------
    General account assets                                                         4,515,147       4,593,898
    Separate account assets
      Unitized                                                                     9,068,021       6,919,219
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total Admitted Assets                                                     $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------
LIABILITIES
    Aggregate reserve for life policies and contracts                         $    2,188,243  $    2,099,980
    Supplementary contracts                                                            2,247           2,205
    Policy and contract claims                                                         2,460           2,108
    Policyholders' dividends and coupons payable                                      32,500          27,500
    Liability for premium and other deposit funds                                  1,450,705       1,898,309
    Surrender values on cancelled policies                                               215              72
    Interest maintenance reserve                                                      33,830          28,675
    Commissions to agents due or accrued                                               2,826           3,245
    General expenses due or accrued                                                    7,202           4,654
    Transfers from Separate Accounts due or accrued                                 (284,078)       (232,743)
    Taxes, licenses and fees accrued, excluding federal income taxes                     105             342
    Federal income taxes due or accrued                                               58,073          49,479
    Unearned investment income                                                            34              19
    Amounts withheld or retained by company as agent or trustee                           47              27
    Remittances and items not allocated                                                1,363           1,359
    Borrowed money                                                                   110,142          58,000
    Asset valuation reserve                                                           47,605          53,911
    Payable for securities                                                            27,104          22,177
    Other liabilities                                                                  1,959           7,561
                                                                              --------------  --------------
    General account liabilities                                                    3,682,582       4,026,880
    Separate account liabilities
      Unitized                                                                     9,067,891       6,919,094
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total liabilities                                                             15,094,350      13,054,809
                                                                              --------------  --------------
CAPITAL STOCK AND SURPLUS
    Capital stock par value $1,000; Authorized, 10,000 shares;
       issued and outstanding, 5,900 shares                                            5,900           5,900
                                                                              --------------  --------------
    Surplus notes                                                                    565,000         315,000
    Gross paid in and contributed surplus                                            199,355         199,355
    Unassigned funds                                                                  62,440          46,888
                                                                              --------------  --------------
    Surplus                                                                          826,795         561,243
                                                                              --------------  --------------
    Total capital stock and surplus                                                  832,695         567,143
                                                                              --------------  --------------
    Total Liabilities, Capital Stock and Surplus                              $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
    (Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                              1997        1996        1995
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity considerations   $  270,700  $  282,466  $  279,407
     Deposit-type funds                     2,155,298   1,775,230   1,545,542
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             1,615       2,340       1,088
     Net investment income                    270,249     303,753     312,872
     Amortization of interest maintenance
      reserve                                   1,166       1,557       1,025
     Net gain from operations from
      Separate Accounts                             5          --          --
     Other income                              86,123      71,903      57,864
                                           ----------  ----------  ----------
     Total                                  2,785,156   2,437,249   2,197,798
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits                            17,284      12,394      15,317
     Annuity benefits                         148,135     146,654     140,497
     Surrender benefits and other fund
      withdrawals                           1,854,004   1,507,263   1,074,396
     Interest on policy or contract funds         699       2,205         739
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    1,687       2,120       1,888
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                  127,278     162,678     171,975
     Increase (decrease) in liability for
      premium and other deposit funds        (447,603)   (392,348)     13,553
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                     42         327        (663)
                                           ----------  ----------  ----------
     Total                                  1,701,526   1,441,293   1,417,702
     Commissions on premiums and annuity
      considerations (direct business
      only)                                   132,700     109,894      88,037
     Commissions and expense allowances
      on reinsurance assumed                   17,951      18,910      22,012
     General insurance expenses                47,102      37,206      34,580
     Insurance taxes, licenses and fees,
      excluding federal income taxes            7,790       8,431       7,685
     Increase (decrease) in loading on
      and cost of collection in excess of
      loading on deferred and uncollected
      premiums                                    523         901      (1,377)
     Net transfers to separate accounts       734,373     678,663     551,784
                                           ----------  ----------  ----------
     Total                                  2,641,965   2,295,298   2,120,423
                                           ----------  ----------  ----------
     Net gain from operations before
      dividends to policyholders and
      federal income taxes                    143,191     141,951      77,375
     Dividends to policyholders                33,316      29,189      25,722
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      before federal income taxes             109,875     112,762      51,653
     Federal income tax expense (benefit)
      (excluding tax on capital gains)         10,742      (2,702)     17,807
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      federal income taxes and before
      realized capital gains                   99,133     115,464      33,846
     Net realized capital gains less
      capital gains tax and transfers to
      the interest maintenance reserve         30,109       7,560       2,069
                                           ----------  ----------  ----------
 NET INCOME                                $  129,242  $  123,024  $   35,915
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

    (Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                                               1997        1996        1995
                                                            ----------  ----------  ----------
Capital and surplus, beginning of year                      $  567,143  $  792,452  $  455,489
                                                            ----------  ----------  ----------
Net income                                                     129,242     123,024      35,915
Change in net unrealized capital gains                           1,153      (1,715)      2,009
Change in non-admitted assets and related items                   (463)         67      (2,270)
Change in reserve on account of change in valuation basis       39,016          --          --
Change in asset valuation reserve                                6,306     (11,812)    (13,690)
Other changes in surplus in Separate Accounts Statement             --         100      (4,038)
Change in surplus notes                                        250,000    (335,000)    315,000
Dividends to stockholder                                      (159,722)         --          --
Miscellaneous gains in surplus                                      20          27       4,037
                                                            ----------  ----------  ----------
Net change in capital and surplus for the year                 265,552    (225,309)    336,963
                                                            ----------  ----------  ----------
Capital and surplus, end of year                            $  832,695  $  567,143  $  792,452
                                                            ----------  ----------  ----------
                                                            ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                               1997         1996         1995
                                            -----------  -----------  -----------
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 2,427,554  $ 2,059,577  $ 1,826,456
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     1,615        2,340        1,088
   Net investment income received               323,199      324,914      374,398
   Other income received                         81,701       88,295       25,348
                                            -----------  -----------  -----------
 Total receipts                               2,834,069    2,475,126    2,227,290
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       2,020,615    1,671,483    1,231,936
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       203,650      172,015      150,463
   Net cash transferred to Separate
     Accounts                                   785,708      755,605      568,188
   Dividends paid to policyholders               28,316       22,689       17,722
   Federal income tax (recoveries)
     payments (excluding tax on capital
     gains)                                       1,397      (15,363)     (20,655)
   Other--net                                       699        2,205          739
                                            -----------  -----------  -----------
 Total payments                               3,040,385    2,608,634    1,948,393
                                            -----------  -----------  -----------
 Net cash from operations                      (206,316)    (133,508)     278,897
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $750,449, $1,554,873 and $8,610,951)     1,343,803    1,768,147    1,658,655
   Issuance of surplus notes                    250,000     (335,000)     315,000
   Other cash provided                          117,297      147,956      419,446
                                            -----------  -----------  -----------
 Total cash provided                          1,711,100    1,581,103    2,393,101
                                            -----------  -----------  -----------
 Cash Applied
   Cost of long-term investments acquired       773,721    1,318,880    1,749,714
   Other cash applied                           334,704      177,982      796,207
                                            -----------  -----------  -----------
 Total cash applied                           1,108,425    1,496,862    2,545,921
                                            -----------  -----------  -----------
 Net change in cash and short-term
   investments                                  396,359      (49,267)     126,077
 Cash and short term investments
 Beginning of year                              148,059      197,326       71,249
                                            -----------  -----------  -----------
 End of year                                $   544,418  $   148,059  $   197,326
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts. The Company also underwrites a block of individual life insurance business through a reinsurance contract with an affiliate, Sun Life Assurance Company of Canada ("SLOC"). SLOC is a mutual life insurance company.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of SLOC. Prior to December 18, 1997 Life Holdco was a direct wholly-owned subsidiary of SLOC.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS AND RELATED RESERVES

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $284,078,000 in 1997 and $232,743,000 in 1996.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

Prior to 1996, dividends paid to the Company by its subsidiaries and the undistributed gains (losses) of those subsidiaries were included in net income of the Company. For Annual Statement reporting, dividends were (and continue to be) reported in net income while undistributed gains (losses) are reported directly to surplus (as a separate component of unassigned surplus). As a result, net income as reported in these financial statements is $2.5 million less than net income reported in the Annual Statement in 1995. Effective for 1996, the Company changed its method of accounting for investments in subsidiaries to conform with a preferable prescribed statutory accounting practices used in the preparation of its Annual Statement. As a result of the change, $5.7 million in undistributed losses of subsidiaries are reported directly as a separate component of unassigned surplus rather than being included in net income for the year ended December 31, 1996. The amounts as reported in prior years have not been restated.

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

2.  INVESTMENTS IN SUBSIDIARIES:
The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited, ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), and Sun Life Finance Corporation ("Sunfinco").

On October 30, 1997, the Company established a wholly-owned special purpose corporation, Sun Life of Canada (U.S.) SPE 97-1, Inc. (SPE 97-1). SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of Massachusetts Financial Services Company ("MFS"). On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction the Company realized a gain of $21,195,000 of undistributed earnings.

On December 31, 1997, the Company purchased all of the outstanding shares of Clarendon Insurance Agency, Inc. ("Clarendon") from MFS.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York. MCIC is a life insurance company which issues only individual disability income policies. Sundisco is a registered investment adviser and broker-dealer. NLT is a federally chartered savings bank. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. Sun Capital is a registered investment adviser. Sunfinco and Sunbesco are currently inactive. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.

On December 23, 1997, the Company issued a $110,000,000 note to US Holdco. at an interest rate of 5.80%, which is scheduled for repayment on March 1, 1998, and is included in borrowed money. A $110,000,000 note was also issued by MFS on December 23, 1997 to the Company at an interest rate of 5.85% due on March 1, 1998 and is included in cash and short-term investments.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC which was repaid on February 10, 1997 at an interest rate of 5.70%. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1997 and 1996 the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
During 1997, 1996, and 1995, the Company contributed capital in the following amounts to its subsidiaries:

                                                                          1997            1996           1995
                                                                     --------------  --------------  ------------
MCIC                                                                 $    2,000,000  $   10,000,000  $  6,000,000
SLFSL                                                                     1,000,000       1,500,000            --
SPE 97-1                                                                 20,377,000              --            --

Summarized combined financial information of the Company's subsidiaries as of December 31, 1997, 1996 and 1995 and for the years then ended, follows:

                                                                                    DECEMBER 31,
                                                                     -------------------------------------------
                                                                         1997           1996           1995
                                                                     -------------  -------------  -------------
                                                                                     (IN 000'S)
Intangible assets                                                    $           0  $       9,646  $      12,174
Other assets                                                             1,190,951      1,376,014      1,233,372
Liabilities                                                             (1,073,966)    (1,241,617)    (1,107,264)
                                                                     -------------  -------------  -------------
Total net assets                                                     $     116,985  $     144,043  $     138,282
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------
Total revenues                                                       $     750,364  $     717,280  $     570,794
Operating expenses                                                        (646,896)      (624,199)      (504,070)
Income tax expense                                                         (43,987)       (42,820)       (31,193)
                                                                     -------------  -------------  -------------
Net income                                                           $      59,481  $      50,261  $      35,531
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------

3.  BONDS:
Investments in debt securities are as follows:

                                                                             DECEMBER 31, 1997
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------

                                                                                 (IN 000'S)
Long-term bonds:
    United States government and government agencies and
     authorities                                            $    126,923   $   5,529    $      --   $    132,452
    States, provinces and political subdivisions                  22,361       2,095           --         24,456
    Public utilities                                             398,939      35,338          (91)       434,186
    Transportation                                               214,130      22,000         (390)       235,740
    Finance                                                      157,891       5,885         (120)       163,656
    All other corporate bonds                                    990,455      52,678       (5,456)     1,037,677
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  1,910,699     123,525       (6,057)     2,028,167
                                                            ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                            431,032          --           --        431,032
    Affiliates                                                   110,000          --           --        110,000
                                                            ------------  -----------  -----------  ------------
        Total short-term bonds                                   541,032          --           --        541,032
Total bonds                                                 $  2,451,731   $ 123,525    $  (6,057)  $  2,569,199
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

3.  BONDS (CONTINUED):

                                                                             DECEMBER 31, 1996
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------

                                                                                 (IN 000'S)
Long-term bonds:
    United States government and government agencies and
     authorities                                            $    267,756   $  12,272    $  (8,927)  $    271,101
    States, provinces and political subdivisions                   2,253          20           --          2,273
    Foreign governments                                           18,812       1,351           --         20,163
    Public utilities                                             415,641      24,728       (1,223)       439,146
    Transportation                                               167,937      14,107       (2,243)       179,801
    Finance                                                      290,024       7,914         (472)       297,466
    All other corporate bonds                                  1,007,680      42,338      (14,496)     1,035,522
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  2,170,103     102,730      (27,361)     2,245,472
                                                            ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                             88,754          --           --         88,754
    Affiliates                                                    58,000          --           --         58,000
                                                            ------------  -----------  -----------  ------------
        Total short-term bonds                                   146,754          --           --        146,754
                                                            ------------  -----------  -----------  ------------
Total bonds                                                 $  2,316,857   $ 102,730    $ (27,361)  $  2,392,226
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------

The amortized cost and estimated fair value of bonds at December 31, 1997 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                                           DECEMBER 31, 1997
                                                                                       --------------------------
                                                                                        AMORTIZED     ESTIMATED
                                                                                           COST       FAIR VALUE
                                                                                       ------------  ------------
                                                                                               (IN 000'S)
Maturities:
    Due in one year or less                                                            $    699,548  $    700,280
    Due after one year through five years                                                   533,901       541,382
    Due after five years through ten years                                                  270,607       286,651
    Due after ten years                                                                     735,624       821,002
                                                                                       ------------  ------------
                                                                                          2,239,680     2,349,315
    Mortgage-backed securities                                                              212,051       219,884
                                                                                       ------------  ------------
Total bonds                                                                            $  2,451,731  $  2,569,199
                                                                                       ------------  ------------
                                                                                       ------------  ------------

Proceeds from sales and maturities of investments in debt securities during 1997, 1996, and 1995 were $980,264,000, $1,554,016,000, and $1,510,553,000, gross gains were $10,732,000, $16,975,000, and $24,757,000 and gross losses were $2,446,000, $10,885,000, and $5,742,000, respectively.

Bonds included above with an amortized cost of approximately $2,578,000 and $2,060,000 at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.

4.  SECURITIES LENDING:
The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chemical Bank of New York. The custodian has indemnified the Company against losses arising from this

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

4.  SECURITIES LENDING (CONTINUED):
program. The total par value of securities out on loan was $0 and $51,537,000 at December 31, 1997 and 1996 respectively. Income resulting from this program was $200,000, $137,000 and $2,000 for the years ended December 31, 1997, 1996 and
1995, respectively.

5.  MORTGAGE LOANS:
The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                                                DECEMBER 31,
                                                                                           ----------------------
                                                                                              1997        1996
                                                                                           ----------  ----------
                                                                                                 (IN 000'S)
California                                                                                 $  119,122  $  154,272
Massachusetts                                                                                  58,981      79,929
Michigan                                                                                       42,912      57,119
New York                                                                                       45,696      67,742
Ohio                                                                                           51,862      75,405
Pennsylvania                                                                                   97,949     115,584
Washington                                                                                     54,948      75,819
All other                                                                                     212,565     313,062
                                                                                           ----------  ----------
                                                                                           $  684,035  $  938,932
                                                                                           ----------  ----------
                                                                                           ----------  ----------

The Company has restructured mortgage loans totaling $26,284,000 and $29,261,000 at December 31, 1997 and 1996, respectively, against which there are allowances for losses of $3,026,000 and $5,893,000, respectively.

Mortgage loans from Sun Life (U.S.)'s portfolio with an approximate book value of $53,188,000 were included in a transaction also involving loans from the portfolios of other SLOC entities with an aggregate book value of $256 million, whereby such loans were securitized for sale to the public markets.

The Company has made commitments of mortgage loans on real estate into the future. The outstanding commitments for these mortgages amount to $12,300,000 and $9,800,000 at December 31, 1997 and 1996, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

6.  INVESTMENT GAINS AND LOSSES:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1997       1996       1995
                                                                                   ---------  ---------  ---------
                                                                                             (IN 000'S)
Net realized gains (losses)
Bonds                                                                              $   2,882  $   5,631  $   3,935
Common stock of affiliates                                                            21,195         --         --
Mortgage loans                                                                         3,837        763        292
Real estate                                                                            2,912        599        391
Other invested assets                                                                   (717)       567     (2,549)
                                                                                   ---------  ---------  ---------
                                                                                   $  30,109  $   7,560  $   2,069
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                         $  (2,894) $  (5,739) $      --
Mortgage loans                                                                         1,524       (600)    (1,574)
Real estate                                                                            3,377      4,624      3,583
Other invested assets                                                                   (854)        --         --
                                                                                   ---------  ---------  ---------
                                                                                   $   1,153  $  (1,715) $   2,009
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $6,321,000 in 1997, $7,710,000 in 1996, and $12,714,000 in 1995. All gains and losses are transferred net of applicable income taxes.

7.  NET INVESTMENT INCOME:
Net investment income consisted of:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------
                                                                                 1997        1996        1995
                                                                              ----------  ----------  ----------
                                                                                          (IN 000'S)
Interest income from bonds                                                    $  188,924  $  178,695  $  205,445
Income from investment in common stock of affiliates                              41,181      50,408      35,403
Interest income from mortgage loans                                               76,073      92,591      99,766
Real estate investment income                                                     17,161      16,249      14,979
Interest income from policy loans                                                  3,582       2,790       2,777
Other                                                                               (193)      1,710       2,672
                                                                              ----------  ----------  ----------
    Gross investment income                                                      326,728     342,443     361,042
                                                                              ----------  ----------  ----------
Interest on surplus notes                                                        (42,481)    (23,061)    (31,813)
Investment expenses                                                              (13,998)    (15,629)    (16,357)
                                                                              ----------  ----------  ----------
Net investment income                                                         $  270,249  $  303,753  $  312,872
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

8.  DERIVATIVES:
The Company uses derivative instruments for interest risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains (losses) to specific hedged assets or liabilities, gains (losses) are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1997 and 1996 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1997
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $     80,000       $  (2,891)
Foreign currency swap                                                                      1,700             208
Forward spread lock swaps                                                                 50,000             274
Asian Put Option S & P 500                                                                70,000             693

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1996
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    429,000       $  (2,443)
Foreign currency swap                                                                      2,100              70
Forward spread lock swaps                                                                 50,000             (50)

The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of non-performance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES:
The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

9.  LEVERAGED LEASES (CONTINUED):
the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

The Company's net investment in leveraged leases is composed of the following elements:

                                                                                         YEARS ENDED DECEMBER
                                                                                                 31,
                                                                                        ----------------------
                                                                                                       1996
                                                                                           1997         -
                                                                                        ----------
                                                                                              (IN 000'S)
Lease contracts receivable                                                              $   92,605  $  101,244
Less non-recourse debt                                                                     (92,589)   (101,227)
                                                                                        ----------  ----------
                                                                                                16          17
Estimated residual value of leased assets                                                   41,150      41,150
Less unearned and deferred income                                                          (10,324)    (11,501)
                                                                                        ----------  ----------
Investment in leveraged leases                                                              30,842      29,666
Less fees                                                                                     (163)       (188)
                                                                                        ----------  ----------
Net investment in leveraged leases                                                      $   30,679  $   29,478
                                                                                        ----------  ----------
                                                                                        ----------  ----------

The net investment is included as an other invested asset.

10. REINSURANCE:
The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,381,000, $1,603,000 and $2,184,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, effective January 1, 1991, the Company entered into an agreement with SLOC which provides that SLOC will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000, $35,161,000 and $11,821,000 for the years ended
December 31, 1997,1996 and 1995, respectively. The life reinsurance assumed agreement requires the reinsurer to withhold funds in amounts equal to the reserves assumed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

10. REINSURANCE (CONTINUED):
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1997, 1996 and 1995 before the effect of reinsurance transactions with SLOC.

                                                                                YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                            1997          1996          1995
                                                                        ------------  ------------  ------------
                                                                                       (IN 000'S)
Income:
    Premiums, annuity deposits and other revenues                       $  2,230,980  $  1,858,145  $  1,619,337
    Net investment income and realized gains                                 300,669       312,870       315,967
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,531,649     2,171,015     1,935,304
                                                                        ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                  2,240,597     1,928,720     1,760,917
    Other expenses                                                           187,591       155,531       130,302
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,428,188     2,084,251     1,891,219
                                                                        ------------  ------------  ------------
Income from operations                                                  $    103,461  $     86,764  $     44,085
                                                                        ------------  ------------  ------------
                                                                        ------------  ------------  ------------

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of decreasing income from operations by $2,658,000 in 1997, $46,000 in 1996, and by $1,599,000 in 1995.

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                                              DECEMBER 31, 1997
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,415,394          25%
    At book value less surrender charges (surrender charge >5%)                              7,672,211          57
    At book value (minimal or no charge or adjustment)                                       1,259,698           9
Not subject to discretionary withdrawal provision                                            1,164,651           9
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   13,511,954         100%
                                                                                        --------------         ---
                                                                                        --------------         ---

                                                                                              DECEMBER 31, 1996
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,547,683          31%
    At book value less surrender charges (surrender charge >5%)                              5,626,117          48
    At book value (minimal or no charge or adjustment)                                       1,264,586          11
Not subject to discretionary withdrawal provision                                            1,218,157          10
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   11,656,543         100%
                                                                                        --------------         ---
                                                                                        --------------         ---

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

12. RETIREMENT PLANS:
The Company participates with SLOC in a non contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension cost at December 31, 1997, 1996 and 1995 was $593,000, $446,000 and $420,000, respectively. The Company's share of net periodic pension cost was $146,000, $27,000 and $3,000, for 1997, 1996 and 1995, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $259,000, $233,000 and $185,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

13. FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996:

                                                                  DECEMBER 31, 1997
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,451,731       $    2,569,199
Mortgages                                                      684,035              706,975
LIABILITIES:
Insurance reserves                                       $     123,128       $      123,128
Individual annuities                                           307,668              302,165
Pension products                                             1,527,433            1,561,108
Derivatives                                                         --               (1,716)

                                                                  DECEMBER 31, 1996
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,316,857       $    2,392,226
Mortgages                                                      938,932              958,909
LIABILITIES:
Insurance reserves                                       $     122,606       $      122,606
Individual annuities                                           373,488              367,878
Pension products                                             1,911,284            1,922,602
Derivatives                                                         --               (2,423)

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note 8.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

14. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The tables shown below present changes in the major elements of the AVR and IMR.

                                                                              1997                  1996
                                                                      --------------------  --------------------
                                                                         AVR        IMR        AVR        IMR
                                                                      ---------  ---------  ---------  ---------
                                                                           (IN 000'S)            (IN 000'S)
Balance, beginning of year                                            $  53,911  $  28,675  $  42,099  $  25,218
Net realized investment gains, net of tax                                17,400      6,321      3,160      5,011
Amortization of net investment gains                                         --     (1,166)        --     (1,557)
Unrealized investment gains (losses)                                     (2,340)        --      1,502         --
Required by formula                                                     (21,366)        --      7,150          3
                                                                      ---------  ---------  ---------  ---------
Balance, end of year                                                  $  47,605  $  33,830  $  53,911  $  28,675
                                                                      ---------  ---------  ---------  ---------
                                                                      ---------  ---------  ---------  ---------

15. FEDERAL INCOME TAXES:
The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $31,000,000, $19,264,000 and $12,429,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

16. SURPLUS NOTES AND NOTE RECEIVABLE:
On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027. On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

The Company had issued and outstanding surplus notes to SLOC with an aggregate carrying value of $335,000,000, during the period 1982 through January 16, 1996 at interest rates between 7.25% and 10%. The Company repaid all principal and interest associated with these surplus notes on January 16, 1996.

On December 19, 1995 the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semi-annually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner. In addition, with regard to surplus notes outstanding through January 16, 1996, subsequent to December 31, 1994 interest payments required

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

16. SURPLUS NOTES AND NOTE RECEIVABLE (CONTINUED):
the consent of the Delaware Insurance Commissioner. Payment of principal and interest on the notes issued in 1995 also requires the consents of the Delaware Insurance Commissioner and Canadian Office of the Superintendent of Financial Institutions.

The Company obtained the required consents and expensed $42,481,000, $23,061,000 and $31,813,000 for interest on surplus notes for the years ended December 31, 1997, 1996 and 1995, respectively.

17. MANAGEMENT AND SERVICE CONTRACTS:
The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $15,997,000 in 1997, $20,192,000 in 1996, and $20,293,000 in 1995.

18.
    RISK-BASED CAPITAL:
Effective December 31, 1993 the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1997 and 1996.

19. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP - deferred policy acquisition costs, deferred federal income taxes and statutory non-admitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

19. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
Duration Participating Contracts" exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

    [To be provided by amendment]

                                   APPENDIX A

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS:

    Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003809 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be
14.6117130 (14.5645672 X 1.00323702).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS:

    Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the annuity unit for the current valuation period would be 12.3843113 (12.3456789 X 1.00323702 (the Net Investment Factor) X 0.99989255). 0.99989255 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of four percent (4%) per year used to establish the Annuity Payment Rates found in certain Contracts. (The factor that neutralizes the assumed interest rate of three percent (3%) per year used to establish the Annuity Payment Rates found in other Contracts is 0.99991902.)

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS:

    Suppose that a Participant's Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and
12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3843113. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3843113).

                                   APPENDIX B

STATE PREMIUM TAXES


    The amount of applicable tax varies depending on the jurisdiction and is subject to change by the legislature or other authority. In many jurisdictions there is no tax at all. The Company believes that as of April 30, 1998 premium taxes will be imposed with respect to Contracts offered by this Prospectus only by the jurisdictions listed below at the rates indicated. For information subsequent to April 30, 1998 a tax adviser should be consulted.



                                                  RATE OF TAX
                                           -------------------------
                                           QUALIFIED   NON-QUALIFIED
 STATE                                     CONTRACTS     CONTRACTS
 ----------------------------------------  ---------   -------------
 California                                   .50%        2.35%
 District of Columbia                        2.25%        2.25%
 Kentucky                                    2.00%        2.00%
 Maine                                        --          2.00%
 Nevada                                       --          3.50%
 South Dakota                                 --          1.25%
 West Virginia                               1.00%        1.00%
 Wyoming                                     1.00%        1.00%

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)


WITHDRAWAL CHARGE CALCULATION:


FULL SURRENDER:

    Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full surrender of the Participant's Account, based on hypothetical Account Values.


          HYPOTHETICAL      FREE       PURCHASE    WITHDRAWAL   WITHDRAWAL
 ACCOUNT    ACCOUNT      WITHDRAWAL    PAYMENTS      CHARGE       CHARGE
  YEAR       VALUE         AMOUNT     LIQUIDATED   PERCENTAGE     AMOUNT
 -------  ------------   ----------   ----------   ----------   ----------
    1        $41,000       $ 4,000(a)   $37,000       6.00%       $2,220
    3        $52,000       $12,000(b)   $40,000       5.00%       $2,000
    7        $80,000       $28,000(c)   $40,000       3.00%       $1,200
    9        $98,000       $36,000(d)   $40,000       0.00%       $    0


------------------------
(a) The free withdrawal amount during an account year is equal to 10% of new payments (those payments made in current account year or in the six immediately preceding account years) less any prior partial withdrawals in that account year. Any portion of the free withdrawal amount that is not used in the current Account Year is carried forward into future years. In the first account year 10% of new payments is $4,000. Therefore, on full surrender $4,000 is withdrawn free of the withdrawal charge and the purchase payment liquidated is $37,000 (account value less free withdrawal amount). The withdrawal charge amount is determined by applying the withdrawal charge percentage to the purchase payment liquidated.

(b) In the third account year, the free withdrawal amount is equal to $12,000 ($4,000 for the current account year, plus an additional $8,000 for account years 1 & 2 because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future account years). The withdrawal charge percentage is applied to the liquidated purchase payment (account value less free withdrawal amount).

(c) In the seventh account year, the free withdrawal amount is equal to $28,000 ($4,000 for the current account year, plus an additional $24,000 for account years 1-6, $4,000 for each account year because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future account years). The withdrawal charge percentage is applied to the liquidated purchase payment (account value less free withdrawal amount, but not greater than actual purchase payments).

(d) There is no withdrawal charge on any purchase payment liquidated that has been in the participant's account for at least seven years.

PARTIAL WITHDRAWAL:

    Assume a single purchase payment of $40,000 is deposited at issue, no additional purchase payments are made, no partial withdrawals have been taken prior to the fifth account year, and there are a series of three partial withdrawals made during the fifth account year of $9,000, $12,000, and $15,000.

     HYPOTHETICAL   PARTIAL       FREE      PURCHASE   WITHDRAWAL  WITHDRAWAL
       ACCOUNT     WITHDRAWAL  WITHDRAWAL   PAYMENTS     CHARGE      CHARGE
        VALUE        AMOUNT      AMOUNT    LIQUIDATED  PERCENTAGE    AMOUNT
     ------------  ----------  ----------  ----------  ----------  ----------
 (a)    $64,000      $ 9,000     $20,000     $     0      4.00%       $  0
 (b)    $56,000      $12,000     $11,000     $ 1,000      4.00%       $ 40
 (c)    $40,000      $15,000     $     0     $15,000      4.00%       $600

------------------------
(a) The free withdrawal amount during an account year is equal to 10% of new payments (those payments made in current account year or in the six immediately preceding account years) less any prior partial withdrawals in that account year. Any portion of the free withdrawal amount that is not used in the current account year is carried forward into future years. In the fifth account year, the free withdrawal amount is equal to $20,000 ($4,000 for the current account year, plus an additional $16,000 for account years 1-4, $4,000 for each account year because no partial withdrawals were taken). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(b) Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount, and then will liquidate purchase payments of $1,000, incurring a withdrawal charge of $40.


(c) The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in purchase payments being liquidated and will incur a withdrawal charge. At the beginning of the next account year, 10% of purchase payments would be available for withdrawal requests during that account year.


PART 2--FIXED ACCOUNT--EXAMPLES OF THE MARKET VALUE ADJUSTMENT (MVA)

    The MVA factor is:


                              N/12
                      1 + I
                      -----
                    ( 1 + J )      -1
                       + b


    These examples assume the following:

        1) the Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06 (l).

        2)  the date of surrender is two years from the Expiration Date (N =
    24).

        3) the value of the Guarantee Amount on the date of surrender is $11,910.16.

        4)  the interest earned in the current Account Year is $674.16.

        5) no transfers or partial withdrawals affecting this Guarantee Amount have been made

        6) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:


    Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.



                                   N/12
                          1 + l
                         -------
    The MVA factor =   ( 1 + J + )       -1
                            b
                                   24/12
                         1 + .06
                   =   ( ------  )       -1
                         1 + .08

                   =   (.981)2 -1

                   =   .963 -1

                   = - .037


    The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                   ($11,910.16 - $674.16) X (-.037) = -$415.73

    -$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.



                                   N/12
                          1 + l
                         -------
    The MVA factor =   ( 1 + J + )       -1
                            b
                                   24/12
                         1 + .06
                   =   ( ------  )       -1
                         1 + .05

                   =   (1.010)2 -1

                   =   1.019 -1

                   =   .019



    The value of the Guarantee Amount less interested credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                     ($11,910.16 - $674.16) X .019 = $213.48

    $213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

    $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                                   APPENDIX D
                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:


    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table. For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations ("Inception"), although the Contracts have been offered only since November 1, 1991. No information is shown for the Bond Series, Equity Income Series, Massachusetts Investors Growth Series, New Discovery Series, Research International Series or Strategic Income Series as such Series will not commence operations until 1998.



                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1997



                                             1 YEAR       5 YEAR       10 YEAR                        DATE OF
                                             PERIOD       PERIOD       PERIOD        LIFE*           INCEPTION
                                           -----------  -----------  -----------  -----------  ----------------------
 Capital Appreciation Series.............                                                         August 13, 1985
 Conservative Growth Series..............                                                         December 5, 1986
 Emerging Growth Series..................                                                           May 1, 1995
 MFS/Foreign & Colonial Emerging Markets
  Equity Series**........................                                                           June 5, 1996
 MFS/Foreign & Colonial International
  Growth Series**........................                                                           June 3, 1996
 MFS/Foreign & Colonial International
  Growth and Income Series...............                                                         October 2, 1995
 Government Securities Series............                                                         August 12, 1985
 High Yield Series.......................                                                         August 13, 1985
 Managed Sectors Series..................                                                           May 27, 1988
 Money Market Series.....................                                                         August 29, 1985
 Research Series.........................                                                         November 7, 1994
 Research Growth and Income Series.......
 Total Return Series.....................                                                           May 16, 1988
 Utilities Series........................                                                        November 16, 1993
 Value Series**..........................                                                           June 3, 1996
 World Asset Allocation Series...........                                                         November 7, 1994
 World Governments Series................                                                           May 16, 1988
 World Growth Series.....................                                                        November 16, 1993
 World Total Return Series...............                                                         November 7, 1994


------------------------
 *From commencement of investment operations
**Actual returns, not annualized

The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                        n
                                 P(1 + T) = ERV

      Where: P = a hypothetical initial Purchase Payment
                 of $1,000
             T = average annual total return for the
                 period
             n = number of years
           ERV = redeemable value (as of the end of the period) of a hypothetical $1,000
                 Purchase Payment made at the beginning
                 of the 1-year, 5-year, or 10-year period
                 (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.


    The $35 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Certificate may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.


NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE
                      [TABLES TO BE PROVIDED BY AMENDMENT]



$10,000 INVESTED IN                       ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                            DECEMBER 31, 1997*
REGATTA GOLD CONTRACT,
THIS MANY YEARS AGO...



----------------------------------------

*For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since November 1, 1991. No information is shown for the Bond Series, Equity Income Series, Massachusetts Investors Growth Series, New Discovery Series, Research International Series or Strategic Income Series as such Series will not commence operations until 1998. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                      [Tables to be provided by amendment]



$10,000 INVESTED IN                       ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                            DECEMBER 31, 1997*
REGATTA GOLD CONTRACT,
THIS MANY YEARS AGO...



----------------------------------------

*For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since November 1, 1991. No information is shown for the Bond Series, Equity Income Series, Massachusetts Investors Growth Series, New Discovery Series, Research International Series or Strategic Income Series as such Series will not commence operations until 1998. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                      [Tables to be provided by amendment]



$10,000 INVESTED IN                       ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                            DECEMBER 31, 1997*
REGATTA GOLD CONTRACT,
THIS MANY YEARS AGO...



----------------------------------------

*For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since November 1, 1991. No information is shown for the Bond Series, Equity Income Series, Massachusetts Investors Growth Series, New Discovery Series, Research International Series or Strategic Income Series as such Series will not commence operations until 1998. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                        ADVERTISING AND SALES LITERATURE

    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:
    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.


    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds included in variable contracts.



    MOODY'S INVESTORS SERVICES, INC.'s insurance and claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings it to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.


    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

    In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:

    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the fixed account; and the compounding effect when a participant makes regular deposits to his or her account.

    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.


    SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Code Section 401(a)(9) in the case of Qualified Contracts, or permitted under Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax adviser.



    THE COMPANY'S OR MFS'S CUSTOMERS. Sales literature for the Variable Account and the Series Fund may refer to the number of clients which they serve. As of the date of this Prospectus, MFS was serving over ____ million investor accounts.

    THE COMPANY'S OR MFS'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at year-end 1996 the Company was the 38th largest U.S. life insurance company based upon overall assets and its parent company, Sun Life Assurance Company of Canada, was the 19th largest.

                                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                   ANNUITY SERVICE MAILING ADDRESS:
                                   C/O SUN LIFE ANNUITY SERVICE CENTER
                                   P.O. BOX 1024
                                   BOSTON, MASSACHUSETTS 02103

                                   TELEPHONE:
                                   Toll Free (800) 752-7215
                                   In Massachusetts (617) 348-9600


                                   GENERAL DISTRIBUTOR
                                   Clarendon Insurance Agency, Inc.
                                   One Sun Life Executive Park
                                   Wellesley Hills, Massachusetts 02181


                                   AUDITORS
                                   Deloitte & Touche LLP
                                   125 Summer Street
                                   Boston, Massachusetts 02110


GOLD-1 5/98

                                                                      PROSPECTUS
                                                                     MAY 1, 1998


                                MFS REGATTA GOLD

               --------------------------------------------------


    The master group flexible payment deferred annuity contracts (the "Contracts") and related certificates offered by this Prospectus are designed for use in connection with retirement and deferred compensation plans, some of which may qualify as retirement programs under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Contracts are issued by Sun Life Assurance Company of Canada (U.S.) (the "Company"), an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, having its Principal Executive Offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone
(781) 237-6030. The Contracts provide that annuity payments will begin on a selected future date. The Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or a fixed and variable basis and provide for fixed and variable annuity payments as elected.


    Each Participant under a Contract will receive a Certificate evidencing such Participant's coverage under the Contract. The initial Purchase Payment for each Certificate must be at least $5,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. The prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.


    The Participant may elect to have values under the Certificate accumulate on a fixed basis in the Fixed Account, which pays interest at the applicable Guaranteed Interest Rate(s) for the duration of the particular Guarantee Period(s) selected by the Participant, or on a variable basis in Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of the Company, or divided between the Fixed Account and the Variable Account. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific series of MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund registered under the Investment Company Act of 1940, and advised by Massachusetts Financial Services Company, an affiliate of the Company. Twenty-five series are available for investment under the Contracts: (1) Money Market Series; (2) High Yield Series; (3) Capital Appreciation Series; (4) Government Securities Series; (5) World Governments Series; (6) Total Return Series; (7) Managed Sectors Series; (8) Conservative Growth Series; (9) Utilities Series; (10) World Growth Series; (11) Research Series; (12) World Asset Allocation Series; (13) World Total Return Series; (14) Emerging Growth Series; (15) MFS/Foreign & Colonial International Growth Series; (16) MFS/Foreign & Colonial International Growth and Income Series; (17) MFS/Foreign & Colonial Emerging Markets Equity Series; (18) Value Series; (19) Research Growth and Income Series; (20) Bond Series; (21) Equity Income Series; (22) Massachusetts Investors Growth Series; (23) New Discovery Series; (24) Research International Series; and (25) Strategic Income Series. The Series Fund pays its investment adviser certain fees charged against the assets of each Series. The value of the variable portion, if any, of a Participant's Account and the amount of variable annuity payments will vary to reflect the investment performance of the series of the Series Fund selected by the Participant and the deduction of the contract charges described under "How

                                                        (CONTINUED ON NEXT PAGE)

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS CONTAINS THE BASIC INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN A CONTRACT AND IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF MFS/SUN LIFE SERIES TRUST. YOU SHOULD RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.


*ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY THE COMPANY MEANS RECEIPT AT ITS ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ANNUITY SERVICE CENTER, P.O. BOX 1024, BOSTON, MASSACHUSETTS 02103.

the Contract Charges Are Assessed" on page 28. For more information about the Series Fund, see "The Series Fund" on page 15 and the accompanying Series Fund prospectus.


    If the Participant elects to have values accumulated on a fixed basis, Purchase Payments are allocated to one or more Guarantee Periods made available by the Company in connection with the Fixed Account with durations of from one to ten years, as selected by the Participant. The Fixed Account is the general account of the Company (See "The Fixed Account" on page 13). The Company will credit interest at a rate not less than the minimum specified in the applicable Contract and Certificate (at least three percent (3%) per year), compounded annually, to amounts allocated to the Fixed Account and guarantees these amounts at various interest rates (the "Guaranteed Interest Rates") for the duration of the Guarantee Period elected by the Participant, subject to the imposition of any applicable withdrawal charge, Market Value Adjustment, or account administration fee. The Company may not change a Guaranteed Interest Rate for the duration of the Guarantee Period; however, Guaranteed Interest Rates applicable to subsequent Guarantee Periods cannot be predicted and will be determined at the sole discretion of the Company (subject to the minimum guarantee). That part of the Contract relating to the Fixed Account is registered under the Securities Act of 1933, but the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940.


    The Company does not deduct a sales charge from Purchase Payments. However, if any part of a Participant's Account is withdrawn, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. This charge is intended to reimburse the Company for expenses relating to the distribution of the Contracts and Certificates. A portion (specified in the applicable Contract and Certificate) of the Participant's Account Value may be withdrawn in each Account Year without the imposition of a withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization or upon transfers. Other amounts withdrawn, adjusted by any applicable Market Value Adjustment with respect to the Fixed Account, will be subject to a withdrawal charge ranging from 6% to 0%. In no event will the withdrawal charges assessed against a Participant's Account exceed 6% of Purchase Payments (See "Withdrawal Charges" on page 24).



    In addition, any cash withdrawal of amounts allocated to the Fixed Account, other than a withdrawal effective within 30 days prior to the Expiration Date of the applicable Guarantee Period or the withdrawal of interest credited to a Guarantee Amount during the current Account Year, will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between the Current Rate (which is the Guaranteed Interest Rate currently declared by the Company for Guarantee Periods equal to the balance of the Guarantee Period applicable to the amount being withdrawn) and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is lower than the Current Rate, then the application of the Market Value Adjustment will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the Current Rate, the application of the Market Value Adjustment will result in a higher payment upon withdrawal (See "Market Value Adjustment" on page 26).


    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.


    Special restrictions on withdrawals apply to Certificates used with Tax Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code (See "Section 403(b) Annuities" on page 26).



    In addition, under certain circumstances withdrawals may result in tax penalties (See "Federal Tax Status"). For a discussion of cash withdrawals, withdrawal charges and the Market Value Adjustment see "Cash Withdrawals, Withdrawal Charges and Market Value Adjustment" beginning on page 23.


    On each Account Anniversary and on surrender of a Certificate for full value the Company will deduct an annual account administration fee ("Account Fee") from the Participant's Account. The amount of this fee is $30 in Account Years one through five; thereafter, it may be changed annually, subject to a maximum of $50. After the Annuity Commencement Date an Account Fee of $30 will be deducted pro rata from each variable annuity payment made during the year. In addition, the Company makes a deduction from the Variable

Account at the end of each Valuation Period equal to an annual rate of 0.15% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts and Certificates. The Account Fee may be waived by the Company under certain circumstances (See "Administrative Charges" on page 29).



    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an annual rate of 1.25% of the daily net assets of the Variable Account for mortality and expense risks assumed by the Company (See "Mortality and Expense Risk Charge" on page 29).



    In addition, the Contracts provide that the Company may change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, transfer charges, the tables used in determining the amount of the first monthly variable annuity payment and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification" on page 36).



    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable except as may be provided under the Annuity Option elected (See "Death Benefit" on page 27).



    Annuity Payments will begin on the Annuity Commencement Date. The Participant selects the Annuity Commencement Date, frequency of payments and the Annuity Option (See "Annuity Provisions" on page 30).



    Premium taxes payable to any governmental entity will be deducted from the Participant's Account (See "Premium Taxes" on page 29).



    Subject to certain conditions, and during the Accumulation Period, the Participant may transfer amounts among the Sub-Accounts or Guarantee Periods available under the Contract. Currently there is no charge for transfers. Transfers (except of interest credited during the current Account Year to the Guarantee Amount transferred) from or within the Fixed Account will be subject to the Market Value Adjustment unless the transfer is effective within 30 days prior to the Expiration Date of the amount transferred and other restrictions may apply (See "Transfer Privilege; Telephone Transfers; Restriction on Market Timers" on page 21).



    After the Annuity Commencement Date, the Payee may, subject to certain restrictions, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee for other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange (See "Exchange of Variable Annuity Units" on page 33).



    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. The Owner or Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such right (See "Voting of Series Fund Shares" on page 35).



    The Company will furnish Participants and such other persons having voting rights with certain reports and statements described under "Periodic Reports" on page 35. Such reports, other than prospectuses, will not include the Company's financial statements.


    If a Participant is not satisfied with the Certificate it may be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Participant. When the Company receives the returned Certificate it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Certificate was received by the Company will be refunded. However, if applicable state law so requires, the full amount of any Purchase Payment received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Certificate may be acceptable.

                             AVAILABLE INFORMATION


    The Company is subject to the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act"), as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Such reports and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and at the Commission's Regional Offices located at 75 Park Place, New York, New York and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials also can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web Site that contains reports, proxy and information statements, and other information about the Company, which files documents electronically with the Commission at the following address: http://www.sec.gov.


    The Company has filed registration statements (the "Registration Statements") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statements and does not contain all of the information set forth in the Registration Statements and exhibits thereto, and reference is hereby made to such Registration Statements and exhibits for further information relating to the Company and the Contracts. The Registration Statements and the exhibits thereto may be inspected and copied, and copies can be obtained at prescribed rates, in the manner set forth in the preceding paragraph.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

    The Annual Report on Form 10-K for the year ended December 31, 1996 heretofore filed by the Company with the Commission under the 1934 Act is incorporated by reference in this Prospectus.

    Any statement contained in a document incorporated by reference herein shall be deemed modified or superseded hereby to the extent that a statement contained in a later-filed document or herein shall modify or supersede such statement. Any statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus.


    The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in the Prospectus). Requests for such document should be directed to Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (800) 225-3950.

                               TABLE OF CONTENTS


                                                                  PAGE
Definitions                                                         7
Expense Summary                                                     9
Condensed Financial Information--Accumulation Unit Values          11
Performance Data                                                   12
This Prospectus Is a Catalog of Facts                              12
Uses of the Contract                                               12
A Word About the Company, the Fixed Account, the Variable
  Account and the Series Fund                                      13
    The Company                                                    13
    The Fixed Account                                              13
    The Variable Account                                           15
    The Series Fund                                                15
Purchase Payments and Contract Values During Accumulation
  Period                                                           18
    Purchase Payments                                              18
    Participant's Account                                          19
    Variable Accumulation Value                                    19
    Fixed Accumulation Value                                       20
    Guarantee Periods                                              20
    Guaranteed Interest Rates                                      21
    Dollar Cost Averaging                                          21
    Asset Allocation                                               21
    Transfer Privilege; Telephone Transfers; Restriction on
     Market Timers                                                 22
    Waivers; Reduced Charges; Credits; Bonus Guaranteed            23
Cash Withdrawals, Withdrawal Charges and Market Value
  Adjustment                                                       23
    Cash Withdrawals                                               23
    Withdrawal Charges                                             24
    Amount of Withdrawal Charge                                    25
    Section 403(b) Annuities                                       26
    Market Value Adjustment                                        26
Death Benefit                                                      27
    Death Benefit Provided by the Contract                         27
    Election and Effective Date of Election                        27
    Payment of Death Benefit                                       28
    Amount of Death Benefit                                        28
How the Contract Charges Are Assessed                              28
    Administrative Charges                                         29
    Premium Taxes                                                  29
    Mortality and Expense Risk Charge                              29
    Withdrawal Charges                                             30
Annuity Provisions                                                 30
    Annuity Commencement Date                                      30
    Election--Change of Annuity Option                             30
    Annuity Options                                                31
    Determination of Annuity Payments                              32
    Fixed Annuity Payments                                         32
    Variable Annuity Payments                                      32
    Variable Annuity Unit Value                                    32
    Exchange of Variable Annuity Units                             33
    Annuity Payment Rates                                          33

                                                                  PAGE
Other Contractual Provisions                                       33
    Payment Limits                                                 33
    Designation and Change of Beneficiary                          33
    Exercise of Contract Rights                                    34
    Change of Ownership                                            34
    Death of Participant                                           34
    Voting of Series Fund Shares                                   35
    Periodic Reports                                               35
    Substituted Securities                                         36
    Change in Operation of Variable Account                        36
    Splitting Units                                                36
    Modification                                                   36
    Discontinuance of New Participants                             37
    Custodian                                                      37
    Right to Return                                                37
Federal Tax Status                                                 37
    Introduction                                                   37
    Tax Treatment of the Company and the Variable Account          38
    Taxation of Annuities in General                               38
    Qualified Retirement Plans                                     40
    Pension and Profit-Sharing Plans                               40
    Tax-Sheltered Annuities                                        40
    Individual Retirement Accounts                                 40
    Roth IRAs                                                      41
Administration of the Contracts                                    41
Distribution of the Contracts                                      41
Additional Information About the Company                           42
    Selected Financial Data                                        42
    Management's Discussion and Analysis of Financial
     Condition and Results of Operations                           42
    Reinsurance                                                    46
    Reserves                                                       46
    Investments                                                    46
    Competition                                                    46
    Employees                                                      46
    Properties                                                     47
The Company's Directors and Executive Officers                     47
State Regulation                                                   49
Legal Proceedings                                                  50
Legal Matters                                                      50
Accountants                                                        50
Registration Statements                                            50
Financial Statements                                               50
Appendix A--Variable Accumulation Unit Value, Variable
  Annuity Unit Value and Variable Annuity Payment
  Calculations                                                     73
Appendix B--State Premium Taxes                                    73
Appendix C--Withdrawals, Withdrawal Charges and the Market
  Value Adjustment                                                 74
Appendix D--Calculation of Performance Data; Advertising and
  Sales Literature                                                 78

                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:

    ACCOUNT YEARS AND ACCOUNT ANNIVERSARIES: The first Account Year shall be the period of 12 months plus a part of a month as measured from the Date of Coverage for each Participant to the first day of the calendar month which follows the calendar month of coverage. All Account Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of coverage. If, for example, the Date of Coverage is in March, the first Account Year will be determined from the Date of Coverage but will end on the last day of March in the following year; all other Account Years and all Account Anniversaries will be measured from April 1.

    ACCUMULATION PERIOD: The period before the Annuity Commencement Date and during the lifetime of the Annuitant.

    ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. The Participant may not designate a "Co-Annuitant" unless the Participant and Annuitant are different persons. If more than one person is so named, all provisions of the Contract which are based on the death of the "Annuitant" will be based on the date of death of the last survivor of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last survivor of the persons so named. Collectively, these persons are referred to in this Contract as "Annuitants." The Participant is not permitted to name a "Co-Annuitant" under a Qualified Contract.

    *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Certificate is to be made.

    *ANNUITY OPTION:  The method for making annuity payments.

    ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

    APPLICATION: The document signed by each Participant that serves as his or her application for participation under this Contract.

    *BENEFICIARY: The person or entity having the right to receive the death benefit set forth in each Certificate and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code in the event of the Participant's death.

    CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under the Contract.

    COMPANY:  Sun Life Assurance Company of Canada (U.S.).

    CONTRACT APPLICATION: The document signed by the Owner that evidences the Owner's application for this Contract.

    DATE OF COVERAGE: The date on which a Participant's Account becomes effective.

    DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

    FIXED ACCOUNT: The Fixed Account consists of all assets of the Company other than those allocated to a separate account of the Company.

    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

    GUARANTEE AMOUNT: Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon).

    GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during any Guarantee Period.

------------------------
*As specified in the Application, unless changed.

    ISSUE DATE:  The date on which the Contract becomes effective.


    NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.


    *OWNER: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k) or Section 408(p) of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner", as used herein, shall refer to the organization entering into the Contract.

    PARTICIPANT: The person named in the Certificate who is entitled to exercise all rights and privileges of ownership under the Certificate, except as reserved by the Owner.

    PARTICIPANT'S ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

    PARTICIPANT'S ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of a Participant's Account for any Valuation Period.

    PAYEE: A recipient of payments under the Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

    PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by the Contract.


    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code of 1986, as amended.


    RECEIPT: Receipt by the Company at its Annuity Service Mailing Address shown on the cover of this Prospectus.

    SERIES FUND:  MFS/Sun Life Series Trust.

    SEVEN YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter, for example, the 14th, 21st and 28th Account Anniversaries.

    SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series or sub-series of the Series Fund.

    VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit and Annuity Unit values to the next subsequent determination of these values. Such determination shall be made as of the close of the New York Stock Exchange on each day the Exchange is open for trading and on such other days on which there is a sufficient degree of trading in the portfolio securities of the Variable Account so that the values of the Variable Account's Accumulation Units and Annuity Units might be materially affected.

    VARIABLE ACCOUNT: A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of the variable portion of a Participant's Account.

    VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

------------------------
*As specified in the Application, unless changed.

                                EXPENSE SUMMARY


    The purpose of the following table and Example is to help Participants and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Participants WHEN PAYMENTS ARE ALLOCATED TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "How the Contract Charges Are Assessed" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable.



                          SUMMARY OF CONTRACT EXPENSES



 PARTICIPANT TRANSACTION EXPENSES
 Sales Load Imposed on Purchases.........   $ 0
 Deferred Sales Load (as a percentage of
   Purchase Payments
    withdrawn) (1)
   Number of Complete Account Years
    Purchase Payment in Account
     0-1.................................     6%
     2-3.................................     5%
     4-5.................................     4%
     6...................................     3%
     7 or more...........................     0%
 Exchange fee (2)........................     0
 ANNUAL ACCOUNT FEE
 $30 Per Participant's Account (3)
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a
   percentage of average separate account
   assets)
 Mortality and Expense Risk Fees.........  1.25%
 Administrative Expense Charge...........  0.15%
 Other Fees and Expenses of the Separate
   Account...............................  0.00%
 Total Separate Account Annual
   Expenses..............................  1.40%


------------


(1) A portion of the Participant's Account may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge.



(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.



(3) The Annual Account Fee is the lesser of $30 and 2% of the Participant's Account Value in Account Years one through five; thereafter, the fee may be changed annually, but it may not exceed the lesser of $50 and 2% of the Participant's Account Value.



                      UNDERLYING FUND ANNUAL EXPENSES (1)
                (AS A PERCENTAGE OF UNDERLYING FUND NET ASSETS)



                                           MANAGEMENT     OTHER      TOTAL FUND
                                              FEES       EXPENSES     EXPENSES
                                           ----------   ----------   ----------
 Money Market Series.....................    0.50 %       0.08 %       0.58 %
 High Yield Series.......................    0.75 %       0.10 %       0.85 %
 Capital Appreciation Series.............    0.73 %       0.06 %       0.79 %
 Government Securities Series............    0.55 %       0.09 %       0.64 %
 World Governments Series................    0.75 %       0.16 %       0.91 %
 Total Return Series.....................    0.,66%       0.05 %       0.71 %
 Managed Sectors Series..................    0.74 %       0.08 %       0.82 %
 Conservative Growth Series..............    0.55 %       0.06 %       0.61 %
 Utilities Series........................    0.75 %       0.12 %       0.87 %
 World Growth Series.....................    0.90 %       0.12 %       1.02 %
 Research Series.........................    0.72 %       0.07 %       0.79 %
 World Asset Allocation Series...........    0.75 %       0.17 %       0.92 %
 World Total Return Series...............    0.75 %       0.29 %       1.04 %
 Emerging Growth Series..................    0.74 %       0.07 %       0.81 %
 MFS/Foreign & Colonial International
   Growth Series.........................    0.975%       0.31 %(2)    1.285%
 MFS/Foreign & Colonial International
   Growth and Income Series..............    0.975%       0.245%       1.22 %
 MFS/Foreign & Colonial Emerging Markets
   Equity Series.........................    1.25 %(3)    0.25 %(2)    1.50 %(3)
 Value Series............................    0.75 %       0.16 %       0.91 %
 Research Growth and Income Series.......    0.75 %       0.69 %(2)    1.44 %
 Bond Series.............................
 Equity Income Series....................
 Massachusetts Investors Growth Series...
 New Discovery Series....................
 Research International Series...........
 Strategic Income Series.................


------------


(1) Unless otherwise indicated, the information in the table is based on amounts incurred during the Series Fund's most recent fiscal year. The information relating to Fund expenses was provided by the Series Fund and has not been independently verified by the Company. Participants should consult the Series Fund prospectus for more information about Series Fund expenses.



(2) Other expenses of the Research Growth and Income Series and the MFS/Foreign & Colonial International Growth Series and Emerging Markets Equity Series are based on estimated amounts for the current fiscal year. The Adviser has undertaken to reimburse the Emerging Markets Equity Series and the Research Growth and Income Series for expenses that exceed 1.50% of the average daily net assets of such series on an annualized basis, as more fully described in the Series Fund's Prospectus. Absent such reimbursement, expenses of the Emerging Markets Equity Series for 1997 would have been ____%.



(3) The Series Fund's investment adviser (the "Adviser") has voluntarily agreed to bear the expenses for the MFS/Foreign & Colonial Emerging Markets Equity Series such that "Total Fund Expenses" will not exceed 1.50% of the average daily net assets on an annualized basis, as more fully described in the Series Fund's prospectus. This voluntary fee reduction may be rescinded at any time. Absent this voluntary reduction, this Series "Total Fund Expenses" payable would have been 1.55%

                                    EXAMPLE

    If you surrender your Certificate at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:*


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
 Bond Series                                 $        $         $         $
 Capital Appreciation Series
 Conservative Growth Series
 Emerging Growth Series
 Equity Income Series
 Government Securities Series
 High Yield Series
 MFS/Foreign & Colonial Emerging Markets
 Equity Series
 MFS/Foreign & Colonial International
 Growth and Income Series
 MFS/Foreign & Colonial International
 Growth Series
 Managed Sectors Series
 Massachusetts Investors Growth Series
 Money Market Series
 New Discovery Series
 Research Series
 Research Growth and Income Series
 Research International Series
 Strategic Income Series
 Total Return Series
 Utilities Series
 Value Series
 World Asset Allocation Series
 World Governments Series
 World Growth Series
 World Total Return Series


------------------------------
* Expenses under Certificates containing the cumulative free withdrawal provision described on page 23 of this Prospectus would be lower than those illustrated, for the one, three and five year periods.

    If you do not surrender your Certificate, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
 Bond Series                                 $        $         $         $
 Capital Appreciation Series
 Conservative Growth Series
 Emerging Growth Series
 Equity Income Series
 Government Securities Series
 High Yield Series
 MFS/Foreign & Colonial Emerging Markets
 Equity Series
 MFS/Foreign & Colonial International
 Growth and Income Series
 MFS/Foreign & Colonial International
 Growth Series
 Managed Sectors Series
 Massachusetts Investors Growth Series
 Money Market Series
 New Discovery Series
 Research Series
 Research Growth and Income Series
 Research International Series
 Strategic Income Series
 Total Return Series
 Utilities Series
 Value Series
 World Asset Allocation Series
 World Governments Series
 World Growth Series
 World Total Return Series


    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing elsewhere in this Prospectus, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.


                                                                                  YEAR ENDED
                                 PERIOD ENDED                                    DECEMBER 31,
                                 DECEMBER 31,   ------------------------------------------------------------------------------
                                    1991*          1992         1993           1994         1995         1996         1997
                                 ------------   ----------  -------------   -----------  -----------  -----------  -----------
 CAPITAL APPRECIATION SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  11.5021  $     12.8402   $   14.9429  $   14.2064  $   18.8932
     End of period.............    $11.5021     $  12.8402  $     14.9429   $   14.2064  $   18.8392  $   22.5700
   Units outstanding end of
    period.....................     124,454      5,131,355     13,245,142    19,909,649   27,782,739   32,796,793
 CONSERVATIVE GROWTH SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.9605  $     11.4156   $   12.2052  $   11.9036  $   16.1344
     End of period.............    $10.9605     $  11.4156  $     12.2052   $   11.9036  $   16.1344  $   19.9527
   Units outstanding end of
    period.....................      85,141      2,557,065      6,412,270    10,979,711   16,712,586   26,199,975
 EMERGING GROWTH SERIES
   Unit Value:
     Beginning of period             --             --           --             --       $   10.0000** $   12.5675
     End of period.............      --             --           --             --       $   12.5675  $   14.5136
   Units outstanding end of
    period.....................      --             --           --             --         5,346,104   16,998,044
 GOVERNMENT SECURITIES SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.3731  $     10.9166   $   11.6996  $   11.2891  $   13.0981
     End of period.............    $10.3731     $  10.9166  $     11.6996   $   11.2891  $   13.0981  $   13.1252
   Units outstanding end of
    period.....................     256,848      5,447,047     13,661,303    18,784,262   18,082,586   19,714,114
 HIGH YIELD SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.0378  $     11.3864   $   13.2209  $   12.7475  $   14.7137
     End of period.............    $10.0378     $  11.3864  $     13.2209   $   12.7475  $   14.7137  $   16.2674
   Units outstanding end of
    period.....................       6,734      1,380,530      3,599,473     4,605,818    6,880,080    8,424,289
 MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --           --       $   10.0000**
     End of period.............      --             --           --             --           --       $    9.9199
   Units outstanding end of
    period.....................      --             --           --             --           --           329,630
 MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --           --       $   10.0000**
     End of period.............      --             --           --             --           --       $    9.7460
   Units outstanding end of
    period.....................      --             --           --             --           --           564,742
 MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --       $   10.0000** $   10.0942
     End of period.............      --             --           --             --       $   10.0942  $   10.4404
   Units outstanding end of
    period.....................      --             --           --             --           711,179    3,360,596
 MANAGED SECTORS SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  11.7627  $     12.3521   $   12.6760  $   12.2606  $   15.9925
     End of period.............    $11.7627     $  12.3521  $     12.6760   $   12.2606  $   15.9925  $   18,5452
   Units outstanding end of
    period.....................      51,219      2,614,510      4,525,423     6,351,641    8,542,869   10,541,726
 MONEY MARKET SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.0370  $     10.2288   $   10.3527  $   10.5878  $   11.0111
     End of period.............    $10.0370     $  10.2288  $     10.3527   $   10.5878  $   11.0111  $   11.3932
   Units outstanding end of
    period.....................     417,559      4,101,024      6,055,673    14,774,386   17,186,041   27,275,583
 RESEARCH SERIES
   Unit Value:
     Beginning of period.......      --             --           --         $   10.0000** $    9.8615 $   13.3663
     End of period.............      --             --           --         $    9.8615  $   13.3663  $   16.3209
   Units outstanding end of
    period.....................      --             --           --             392,528    5,341,160   19,577,745
 TOTAL RETURN SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.3042  $     11.0125   $   12.3142  $   11.8694  $   14.8406
     End of period.............    $10.3042     $  11.0125  $     12.3142   $   11.8694  $   14.8406  $   16.6932
   Units outstanding end of
    period.....................     280,202     12,952,314     32,979,812    48,270,556   53,091,748   59,508,016
 UTILITIES SERIES
   Unit Value:
     Beginning of period.......      --             --      $     10.0000** $   10.0000  $    9.3739  $   12.2403
     End of period.............      --             --      $     10.0000   $    9.3739  $   12.2403  $   14.5260
   Units outstanding end of
    period.....................      --             --            279,796     2,273,439    3,410,047    4,671,192
 VALUE SERIES
   Unit Value:
     Beginning of period.......      --             --           --             --           --       $   10.0000**
     End of period.............      --             --           --             --           --       $   10.9234
   Units outstanding end of
    period.....................      --             --           --             --           --         1,520,787
 WORLD ASSET ALLOCATION SERIES
   Unit Value:
     Beginning of period.......      --             --           --         $   10.0000** $   10.0367 $   12.0393
     End of period.............      --             --           --         $   10.0367  $   12.0393  $   13.7702
   Units outstanding end of
    period.....................      --             --           --             299,210    2,141,041    5,539,010
 WORLD GOVERNMENTS SERIES
   Unit Value:
     Beginning of period.......    $10.0000     $  10.6125  $     10.5161   $   12.3309  $   11.6151  $   13.2523
     End of period.............    $10.6125     $  10.5161  $     12.3309   $   11.6151  $   13.2523  $   13.6780
   Units outstanding end of
    period.....................      44,190      3,405,280      7,008,613     8,334,019    8,272,858    7,510,766
 WORLD GROWTH SERIES
   Unit Value:
     Beginning of period.......      --             --      $     10.0000** $   10.6200  $   10.7803  $   12.3321
     End of period.............      --             --      $     10.6200   $   10.7803  $   12.3321  $   13.7523
   Units outstanding end of
    period.....................      --             --          1,778,644     9,182,555   11,421,691   13,989,946
 WORLD TOTAL RETURN SERIES
   Unit Value:
     Beginning of period.......      --             --           --         $   10.0000** $   10.0195 $   11.6516
     End of period.............      --             --           --         $   10.0195  $   11.6516  $   13.1290
   Units outstanding end of
    period.....................      --             --           --             138,126    1,170,586    2,836,079

----------------------------------
 * From November 18, 1991 (date of commencement of issuance of the Contracts) to December 31, 1991.
** Unit value on date of commencement of operations of the respective
   Sub-Account.

                                PERFORMANCE DATA

    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, five and ten year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and contract charges. Results calculated without withdrawal and/or contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in Appendix D.

                     THIS PROSPECTUS IS A CATALOG OF FACTS

    This Prospectus contains information about the master group deferred annuity contract (the "Contract") which provides fixed benefits, variable benefits or a combination of both. It describes its uses and objectives, its benefits and costs, and the rights and privileges of the Owner and the Participant, as applicable. It also contains information about the Company, the Variable Account, the Fixed Account and the Series Fund. It has been carefully prepared in non-technical language to help you decide whether the purchase of a Contract will fit the needs of your retirement plan. We urge you to read it carefully and retain it for future reference. The Contract has appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that Purchase Payments, less certain deductions, will be accumulated prior to the Annuity Commencement Date. After the Annuity Commencement Date, annuity payments will be made to the Annuitant. The Company assumes the mortality and expense risks under the Contract, for which it receives certain amounts. The significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk is assumed by the Participant or Payee and the amounts of the annuity payments vary with the investment performance of the Variable Account; under a Fixed Annuity, the investment risk is assumed by the Company (except in the case of early withdrawals (See "Cash Withdrawals" and "Market Value Adjustment")) and the amounts of the annuity payments do not vary. However, the Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate for any Guarantee Period.

                              USES OF THE CONTRACT


    The Contract is designed for use in connection with retirement plans which meet the requirements of Section 401 (including Section 401(k)), Section 403,
Section 408(b), Section 408(c), Section 408(k) or Section 408(p) of the Internal Revenue Code; however, the Company may discontinue offering new Contracts in connection with certain types of qualified plans. In addition, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert the Contracts into Contracts used in connection with Roth IRAs under Section 408A of the Internal Revenue Code, and may also begin offering new Contracts for use in connection with Roth IRAs. Certain federal tax advantages are currently available to retirement plans which qualify as (1) self-employed individuals' retirement plans under Section 401; (2) corporate or association retirement plans under
Section 401; (3) annuity purchase plans sponsored by certain tax exempt organizations or public school systems under Section 403(b); or (4) individual retirement accounts, including employer or association of employees individual retirement accounts under Section 408(c), SEP-IRAs under Section 408(k), Simple Retirement Accounts under Section 408(p) and Roth IRAs under Section 408A (See "Federal Tax Status").


    The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law.

    A Contract is issued to the Owner covering all Participants. Each Participant receives a Certificate which evidences his or her participation under the Contract. For the purposes of determining benefits under the Contract, a Participant's Account is established for each Participant.

                           A WORD ABOUT THE COMPANY,
          THE FIXED ACCOUNT, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY


    The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. It has obtained authorization to do business in forty-eight states, the District of Columbia and Puerto Rico, and it is anticipated that the Company will be authorized to do business in all states except New York. The Company issues life insurance policies and individual and group annuities. The Company has formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York and which offers in New York contracts similar to the Contract offered by this Prospectus. The Company's other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts issued by the Company and its affiliates, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Massachusetts Casualty Insurance Company, which issues individual disability income policies, and Sun Life Financial Services Limited which provides off-shore administrative services to the Company and Sun Life Assurance Company of Canada "Sun Life (Canada)".



    The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.), Holdings, Inc. ("Life Holdco"), which, on December 18, 1997 became a wholly-owned subsidiary of Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to an Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states except New York, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.


THE FIXED ACCOUNT

    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase Payments will be allocated to Guarantee Periods available in connection with the Fixed Account to the extent elected by the Participant at the time of the establishment of a Participant's Account or as subsequently changed. In addition, all or part of the Participant's Account Value may be transferred to Guarantee Periods available under the Contract as described under "Transfer Privilege". Assets supporting amounts allocated to Guarantee Periods become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, including claims for benefits under Certificates.

    The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

    The Company intends to invest the assets of the Fixed Account primarily in debt instruments as follows: (1) Securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; (2) Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service; (3) Other debt instruments, including, but not limited to, issues of or guaranteed by banks or bank holding companies and other corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above; and (4) Other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, the Company may also invest a portion of the Fixed Account in below investment grade debt instruments. Instruments rated Baa and/or BBB or lower normally involve a higher risk of default and are less liquid than higher rated instruments. If the rating of an investment grade debt security held by the Company is subsequently downgraded to below investment grade, the decision to retain or dispose of the security will be made based upon an individual evaluation of the circumstances surrounding the downgrading and the prospects for continued deterioration, stabilization and/or improvement.

    The Company is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. Investment income from such Fixed Account assets will be allocated between the Company and all contracts participating in the Fixed Account, including the Contracts offered by this Prospectus, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification). In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts, regardless of its actual expenses (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification).


    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks, distribution expenses and administrative expenses borne by the Company in connection with contracts participating in the Fixed Account. The Company expects to derive a profit from this compensation. The amount of investment income allocated to the Contracts will vary from Guarantee Period to Guarantee Period in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a minimum rate specified in the Contract and Certificate (not less than 3% per year), compounded annually, to amounts allocated to the Fixed Account under the Contract. The Company may credit interest at a rate in excess of the minimum rate; however, the Company is not obligated to credit any interest in excess of such rate. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are: general economic trends; rates of return currently available and anticipated on the Company's investments; regulatory and tax requirements; and competitive factors. The Company's general investment strategy will be to invest amounts allocated to the Fixed Account in investment-grade debt securities and mortgages using immunization strategies with respect to the applicable Guarantee Periods. This includes, with respect to investments and average terms of investments, using dedication (cash flow matching) and/or duration matching to minimize the Company's risk of not achieving the rates it is crediting under Guarantee Periods in volatile interest rate environments. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM RATE SPECIFIED IN THE CONTRACT WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE PARTICIPANT ASSUMES THE RISK THAT INTEREST CREDITED ON AMOUNTS ALLOCATED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.


    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

THE VARIABLE ACCOUNT

    The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable annuity payments
(1) will reflect the investment performance of the Variable Account with respect to amounts allocated to the Variable Account before the Annuity Commencement Date and (2) will reflect the investment performance of the Variable Account after that date. Since the Variable Account is always fully invested in Series Fund shares, its investment performance reflects the investment performance of the Series Fund. Values of Series Fund shares held by the Variable Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Series Fund's management to make necessary changes in its portfolios to anticipate changes in economic conditions. Therefore, the Participant bears the entire investment risk that the basic objectives of the Contract may not be realized, and that the adverse effects of inflation may not be lessened and there can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the aggregate amount of Purchase Payments made with respect to a particular Participant's Account for the reasons described above or because of the premature death of a Payee.

    Another important feature of the Contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Payee(s) will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract.

    Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") was established by the Company as a separate account on July 13, 1989 pursuant to a resolution of its Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and such other variable annuity contracts issued by the Company and designated by it as providing benefits which vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.


    The Variable Account meets the definition of a separate account under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940. Registration with the Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.


    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund. All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by the Participant at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, distribution expenses, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

THE SERIES FUND

    MFS/Sun Life Series Trust (the "Series Fund") is an open-end investment management company registered under the Investment Company Act of 1940. Currently shares of the Series Fund are also sold to other separate accounts established by the Company and Sun Life Insurance and Annuity Company of New York in connection with individual and group variable annuity contracts and single premium variable life insurance contracts. In the future, shares of the Series Fund may be sold to other separate accounts established by the Company or its affiliates to fund other variable annuity or variable life insurance contracts.

The Company and its affiliates will be responsible for reporting to the Series Fund's Board of Trustees any potential or existing conflicts between the interests of variable annuity contract owners/participants and the interests of owners of variable life insurance contracts that provide for investment in shares of the Series Fund. The Board of Trustees, a majority of whom are not "interested persons" of the Series Fund, as that term is defined in the Investment Company Act of 1940, also intends to monitor the Series Fund to identify the existence of any such irreconcilable material conflicts and to determine what action, if any, should be taken by the Series Fund and/or the Company and its affiliates (see "Management of the Series Fund" in the Series Fund prospectus).


    The Series Fund is composed of twenty-six independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in twenty-six series, each corresponding to one of the portfolios; however, the Contracts provide for investment only in shares of the twenty-five series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.


    (1) MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months, including U.S. government securities and repurchase agreements collateralized by such securities, obligations of the larger banks and prime commercial paper.

    (2) HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. These securities generally involve greater volatility of price and risk to principal and income and less liquidity than securities in the higher rated categories. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the High Yield Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (3) CAPITAL APPRECIATION SERIES will seek capital appreciation by investing in securities of all types, with a major emphasis on common stocks.

    (4) GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and Government-related Securities.

    (5) WORLD GOVERNMENTS SERIES will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities.

    (6) TOTAL RETURN SERIES will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

    (7) MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.

    (8) CONSERVATIVE GROWTH SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth and a smaller proportion of its assets in securities whose principal characteristic is income production.

    (9) UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.

    (10) WORLD GROWTH SERIES will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

    (11) RESEARCH SERIES will seek to provide long-term growth of capital and future income.

    (12) WORLD ASSET ALLOCATION SERIES will seek total return over the long term through investments in foreign and domestic equity and fixed income securities and will also seek to have low volatility of share price (i.e. net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio).

    (13) WORLD TOTAL RETURN SERIES will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. The series will invest primarily in global equity and fixed income securities (i.e. those of U.S. and non-U.S. issuers).

    (14) EMERGING GROWTH SERIES will seek to provide long-term growth of capital by investing primarily (i.e. at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies, including small and medium sized companies that are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.

    (15), (16) AND (17) The following three series are collectively referred to as the "MFS/Foreign & Colonial Series."

    (15) MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies whose principal activities are outside the U.S. growing at rates expected to be well above the growth rate of the overall U.S. economy.

    (16) MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME SERIES will seek capital appreciation and current income by investing, under normal market conditions, at least 65% of its total assets in equity and fixed income securities of issuers whose principal activities are outside the U.S.

    (17) MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are located in emerging market countries.

    (18) VALUE SERIES will seek capital appreciation.


    (19) RESEARCH GROWTH AND INCOME SERIES will seek to provide long-term growth of capital, current income and growth of income.



    (20) BOND SERIES will primarily seek as high a level of current income as is believed to be consistent with prudent investment risk; its secondary investment objective is to seek to protect shareholder capital.



    (21) EQUITY INCOME SERIES will primarily seek reasonable income by investing mainly in income producing securities; its secondary objective is to seek to protect shareholder capital.



    (22) MASSACHUSETTS INVESTORS GROWTH SERIES will primarily seek to provide long-term growth of capital and future income rather than current income.



    (23) NEW DISCOVERY SERIES will seek capital appreciation by investing in equity securities of companies of any size which the Fund's investment adviser believes offer superior prospects for growth, and in particular, emphasizing companies in the developmental stages of their life cycle that offer the potential for accelerated earnings or revenue growth.



    (24) RESEARCH INTERNATIONAL SERIES will seek capital appreciation by investing in equity securities of companies whose principal activities are located outside the United States, as well as other securities offering an opportunity for capital appreciation.

    (25) STRATEGIC INCOME SERIES will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income.



    The investment adviser of the Series Fund, Massachusetts Financial Services Company ("MFS"), is paid fees by the Series Fund for its services pursuant to investment advisory agreements. MFS, a Delaware corporation, is an affiliate of the Company. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or the Company. MFS Institutional Advisors, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. The Company undertakes no obligation in this respect.


    The investment advisory agreements for the World Growth Series and the MFS/Foreign & Colonial Series permit MFS from time to time to engage one or more sub-advisers to assist in the performance of its services. MFS has engaged Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), as sub-advisers of these series.


    A more detailed description of the Series Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of the Series Fund and in the Series Fund's Statement of Additional Information, which is available by calling 1-800-752-7215.


        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS

(1) PLACE, AMOUNT AND FREQUENCY


    All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. The amount of Purchase Payments may vary; however, the Company will not accept an initial Purchase Payment to be allocated to a Participant's Account which is less than $5,000, and each additional Purchase Payment must be at least $1,000, unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be allocated among the Series without the prior approval of the Company.


    A completed Application and the initial Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, the Contract and Certificate(s), as applicable, are issued to the Owner and/or Participant(s), respectively, and the initial Purchase Payment is then credited to the Participant's Account. The initial Purchase Payment must be applied within two business days of receipt by the Company of a completed Application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete Application. If the Application cannot be made complete within five business days, the prospective participant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective participant specifically consents to the Company's retaining the Purchase Payment until the Application is made complete. Thereafter, the Purchase Payment must be applied within two business days. Subsequent Purchase Payments are applied at the end of the Valuation Period during which they are received by the Company.

(2) ACCOUNT CONTINUATION

    A Participant's Account shall be continued automatically in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Participant's Account is surrendered. Purchase Payments may be made at any time while the Participant's Account is in force.

(3) ALLOCATION OF NET PURCHASE PAYMENTS

    The Net Purchase Payment is that portion of a Purchase Payment which remains after deduction of any applicable premium or similar tax. Each Net Purchase Payment will be allocated either to Guarantee Periods available in connection with the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified in the particular Participant's Application, or as subsequently changed.

    The allocation factors for new Payments between the Guarantee Periods and among the Sub-Accounts may be changed by the Participant at any time by giving written notice of the change to the Company. Any change will take effect with the first Purchase Payment received with or after receipt of notice of the change by the Company and will continue in effect until subsequently changed.

PARTICIPANT'S ACCOUNT

    The Company will establish a Participant's Account for each Participant under a Contract and will maintain the Participant's Account during the Accumulation Period. The Participant's Account Value for any Valuation Period is equal to the sum of the variable accumulation value, if any, plus the fixed accumulation value, if any, of the Participant's Account for that Valuation Period.

VARIABLE ACCUMULATION VALUE

    The variable accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units credited to the Participant's Account for such Valuation Period.

(1) CREDITING VARIABLE ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the Net Purchase Payment to be allocated to any Sub-Accounts in accordance with the allocation factors will be credited to the Participant's Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value for the particular Sub-Account for the Valuation Period during which the Purchase Payment is applied by the Company to the Participant's Account.

(2) VARIABLE ACCUMULATION UNIT VALUE

    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor described below. For a hypothetical example of the calculation of the value of a Variable Accumulation Unit, see Appendix A.

(3) NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a) is the net result of:

           (1) the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

           (2) the per share amount of any dividend or other distribution declared by the Series Fund on the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

           (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

        (b) is the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and


        (c) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and administrative expenses.


FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the values of all Guarantee Amounts credited to the Participant's Account for such Valuation Period.

GUARANTEE PERIODS

    The Participant may elect one or more Guarantee Period(s) with durations of from one to ten years from among those made available by the Company. The period(s) elected will determine the Guaranteed Interest Rate(s). A Purchase Payment, or the portion thereof (at least $1,000) (or the amount transferred in accordance with the Transfer Privilege) allocated to a particular Guarantee Period, less any applicable premium or similar taxes and any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the Guarantee Period. Initial Guarantee Periods begin on the date the Purchase Payment is applied, or, in the case of a transfer, on the effective date of the transfer, and end the number of calendar years in the Guarantee Period elected from the end of the calendar month in which the amount was allocated to the Guarantee Period (the "Expiration Date"). Subsequent Guarantee Periods begin on the first day following the Expiration Date.

    Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Amount". Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of additional Purchase Payments, renewals and transfers of portions of the Participant's Account Value described under "Transfer Privilege" below, which will begin new Guarantee Periods, Guarantee Amounts allocated to Guarantee Periods of the same duration may have different Expiration Dates. Thus each Guarantee Amount will be treated separately for purposes of determining any Market Value Adjustment (See "Market Value Adjustment").

    The Company will notify the Participant in writing at least 45 and no more than 75 days prior to the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically at the end of the previous Guarantee Period unless the Company receives, prior to the end of such Guarantee Period, a written election by the Participant of a different Guarantee Period from among those being offered by the Company at such time, or instructions to transfer all or a portion of the Guarantee Amount to one or more Sub-Accounts in accordance with the Transfer Privilege Provision. Each new Guarantee Amount must be at least $1,000.

GUARANTEED INTEREST RATES

    The Company periodically will establish an applicable Guaranteed Interest Rate for each Guarantee Period offered by the Company. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates available to the Company and other factors as described below, but once established rates will be guaranteed for the duration of the respective Guarantee Periods. However, Participant's Account Value withdrawn from the Fixed Account will be subject to any applicable withdrawal charge and Account Fee and may be subject to a Market Value Adjustment on withdrawal or surrender (See "Market Value Adjustment").

    The Guaranteed Interest Rate will not be less than the minimum guaranteed rate specified in the Contract and Certificate, compounded annually. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (See "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular duration including: regulatory and tax requirements; sales commissions and administrative and distribution expenses borne by the Company; general economic trends; and competitive factors. The Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate for any Guarantee Period.

DOLLAR COST AVERAGING


    The Participant may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a designated Sub-Account or to the Fixed Account. Amounts allocated to the Fixed Account under the program will earn interest at a specified rate declared by the Company. Each month or quarter a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by the Participant, up to a maximum of four. The program continues until the Participant's Account Value allocated to the program is depleted or the Participant elects to stop the program.



    The Participant may also elect an available Dollar Cost Averaging Option in connection with selected Initial Guarantee Periods (subject to a minimum amount of $1,000). Dollar Cost Averaging Options are available monthly or quarterly as follows:



    1. Monthly Dollar Cost Averaging Option: Amounts allocated under this option will be divided among 12 separate sequential maturing Guarantee Periods. The first Guarantee Period ends one full calendar month following the date the Net Purchase Payment is applied; thereafter, each subsequent Guarantee Period shall end sequentially one full calendar month later. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal one-twelfth ( 1/12) of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the 12 Guarantee Periods.



    2. Quarterly Dollar Cost Averaging Option: Amounts allocated under this option will be divided among four separate sequentially maturing Guarantee Periods. The first Guarantee Period ends three full calendar months following the date the New Purchase Payment is applied; thereafter, each subsequent Guarantee Period shall end three full calendar months later, sequentially. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal one-fourth
        ( 1/4) of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the four Guarantee Periods.



    Only initial and subsequent Purchase Payments may be allocated to a Dollar Cost Averaging Option. Previously applied amounts may not be transferred to any Dollar Cost Averaging Option.


    No Market Value Adjustment, either positive or negative, will apply to amounts automatically transferred from the Fixed Account under the program, except that if the program is discontinued or altered prior to completion, amounts remaining in the Fixed Account will be liquidated and the Market Value Adjustment will be applied. Any additions to the program will be treated as commencing a new program.


    The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations on a Participant's Account Value. Since the same dollar amount is transferred to other available investment options at set intervals, dollar cost averaging allows a Participant to purchase more Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. A dollar cost averaging program allows Participants to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.



ASSET ALLOCATION



    The Company may make one or more asset allocation investment programs available in connection with the Contracts, at no extra charge. An asset allocation program provides for the allocation of the Participant's Account Value among the available investment options. These programs will be fully described in a separate brochure. Participants may elect to enter into an asset allocation investment program, under the terms and conditions described in the brochure.

TRANSFER PRIVILEGE; TELEPHONE TRANSFERS; RESTRICTION ON MARKET TIMERS



    At any time during the Accumulation Period the Participant may, upon written request received by the Company, transfer all or part of the Participant's Account Value to one or more Sub-Accounts or Guarantee Periods available under the Contract, subject to the following conditions: (1) not more than 12 transfers may be made in any Account Year (excluding transfers made pursuant to an approved dollar cost averaging program); for Certificates issued after May 1, 1997 in states in which approval has been received, a minimum of 30 days must elapse between transfers made to or from the Fixed Account or among Guarantee Periods; (2) the amount being transferred from a Sub-Account may not be less than $1,000, unless the total Participant's Account Value attributable to a Sub-Account is being transferred; (3) any Participant's Account Value remaining in a Sub-Account may not be less than $1,000; and (4) the total Participant's Account Value attributable to the Guarantee Amount must be transferred; however, the transfer of interest credited to such Guarantee Amount during the current Account Year and automatic transfers to a Sub-Account of amounts allocated to a Guarantee Period with a one-year duration in connection with an approved dollar cost averaging program are not subject to this restriction. In addition, transfers of a Guarantee Amount (except the automatic transfers described under (4) above) will be subject to the Market Value Adjustment described below unless the transfer is effective within 30 days prior to the Expiration Date applicable to the Guarantee Amount; and transfers involving Variable Accumulation Units shall be subject to such terms and conditions as may be imposed by the Series Fund. Currently, there is no charge for transfers; however, the Company reserves the right to impose a charge of up to $15 for each transfer. A transfer generally will be effective on the date the request for transfer is received by the Company. Under current law, there will not be any tax liability to the Participant if a Participant makes a transfer.



    Transfers may be requested by the Participant either in writing or by telephone. The telephone exchange privilege is made available to Participants automatically without the Participant's election. The Company will employ reasonable procedures to confirm that instructions communicated to it by telephone are genuine. Such procedures may include one or more of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Participant and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believed to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant.



    The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. Persons who wish to employ such strategies should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, the Company may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. The Company will not impose any such restrictions or otherwise modify transfer rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the Contract rights of other Participants.



    In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Series Fund's investment adviser, a series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a series and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. The Company also reserves the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES



    The Company may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in situations where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales. In addition, the Company may waive the Account Fee, may credit additional amounts, or may grant bonus Guaranteed Interest Rates in connection with Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company may reduce or waive such charges and fees, may credit additional amounts, or may grant bonus Guaranteed Interest Rates on any Contract where, for example, expenses associated with the sale of the Contract and/or costs or services associated with administering and maintaining the Contract are reduced. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawal Charges."


        CASH WITHDRAWALS, WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Participant may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company.

    The Participant may request a full surrender or partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Participant's Account at the end of the Valuation Period during which the election becomes effective less the Account Fee, plus or minus any applicable Market Value Adjustment, and less any applicable withdrawal charge. A request for a partial withdrawal will result in the cancellation of a portion of the Participant's Account Value equal to the dollar amount of the cash withdrawal payment, plus or minus any applicable Market Value Adjustment and plus any applicable withdrawal charge. If a partial withdrawal is requested which would leave a Participant's Account Value of less than the Account Fee, then such partial withdrawal will be treated as a full surrender. The Account Fee and any applicable Market Value Adjustment will be deducted from the Participant's Account before the application of any withdrawal charge.

    In the case of a partial withdrawal, the Participant may instruct the Company as to the amounts to be withdrawn from each Sub-Account and/or Guarantee Amount. If not so instructed, the Company will effect such withdrawal pro-rata from each Sub-Account and Guarantee Amount in which the Participant's Account Value is invested at the end of the Valuation Period during which the withdrawal becomes effective. ALL CASH WITHDRAWALS OF ANY GUARANTEE AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN 30 DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE AMOUNT OR THE WITHDRAWAL OF INTEREST CREDITED DURING THE CURRENT ACCOUNT YEAR, WILL BE SUBJECT TO THE MARKET VALUE ADJUSTMENT.

    Cash withdrawals from a Sub-Account will result in the cancellation of Variable Accumulation Units attributable to the Participant's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Sub-Account is reduced. The cancellation of such units will be based on the Variable Accumulation Unit values of the Sub-Account at the end of the Valuation Period during which the cash withdrawal is effective.

    The Company, upon request, will advise the Participant of the amounts that would be payable in the event of a full surrender or partial withdrawal.

    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 and applicable state insurance law. Deferral of amounts withdrawn from the Variable Account is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Series Fund is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of the Series Fund or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders. The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company. The Company is not required to pay interest on amounts so deferred.

    Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403, and 408 of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. For special restrictions applicable to withdrawals from Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code, see "Section 403(b) Annuities" below.

    A cash withdrawal under either a Qualified or Non-Qualified Contract offered by this Prospectus also may result in a tax penalty. The tax consequences of a cash withdrawal payment under both Qualified and Non-Qualified Contracts should be carefully considered (See "Federal Tax Status").

WITHDRAWAL CHARGES

    No sales charges are deducted from Purchase Payments. However, a withdrawal charge (contingent deferred sales charge), when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses. Cash withdrawals may result in a 10% tax penalty in addition to any withdrawal charge applicable under the Contracts (See "Federal Tax Status").

    A portion of the Participant's Account Value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge. In addition, no withdrawal charge is assessed upon annuitization, upon payment of the death benefit or upon the transfer of Participant's Account Value among the Sub-Accounts or between the Sub-Accounts and the Fixed Account or within the Fixed Account.


    The withdrawal charge is not assessed with respect to a Participant's Account established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts and Certificates, and the Company may waive the withdrawal charge with respect to Purchase Payments derived from the surrender of certificates issued under certain single premium group combination fixed/variable annuity contracts issued by the Company. In addition, if approval has been received from state regulatory authorities having jurisdiction over the applicable Certificate, Certificates issued after November 1, 1994 provide that the Company will waive the withdrawal charge arising from a full surrender if: 1) at least one year has elapsed since the Certificate's Date of Coverage; and 2) the Participant is confined to an eligible nursing home (a licensed hospital or licensed skilled or intermediate care nursing facility at which treatment is available on a daily basis and daily medical records are kept for each patient) and has been confined there for the preceding 180 days or for such shorter period as may be provided for, depending upon the jurisdiction in which the Certificate was issued. Such withdrawal may be subject to the 10% tax penalty described above.


    All other full or partial withdrawals are subject to a withdrawal charge which will be applied in accordance with the applicable methodology described below:

PARTICIPANTS' ACCOUNTS ESTABLISHED ON OR AFTER NOVEMBER 1, 1994 IN JURISDICTIONS WHERE APPROVAL OF THE CUMULATIVE FREE WITHDRAWAL PROVISION HAS BEEN RECEIVED FROM THE APPROPRIATE STATE REGULATORY AUTHORITY:

    Certificates issued in connection with these Participants' Accounts provide for the accumulation of the 10% annual free withdrawal amount into future years. The applicable withdrawal charge will be determined on the following basis:

    (1) Old Payments and new Payments: With respect to a particular Account Year, "new Payments" are those Payments made in that Account Year or in the six immediately preceding Account Years, and "old Payments" are those Payments not defined as new Payments.

    (2) Order of liquidation: To effect a full surrender or partial withdrawal, each withdrawal is allocated first to the free withdrawal amount and then to previously unliquidated Payments (on a first-in, first-out basis) until all Purchase Payments have been liquidated.

    (3) Free withdrawal amount: The free withdrawal amount is equal to 10% of any new Payments, irrespective of whether these new Payments have been liquidated. Any portion of the free withdrawal amount that is not used in the current Account Year is cumulative into future years.

    (4) Maximum withdrawal amount without a withdrawal charge: The maximum amount that can be withdrawn without a withdrawal charge in an Account Year is equal to the sum of (a) any previously unliquidated free withdrawal amount, and
(b) any previously unliquidated old Payments.

    (5) Amount subject to withdrawal charge: The amount subject to the withdrawal charge is the amount of the partial withdrawal or full surrender less the maximum withdrawal amount without a withdrawal charge, up to a maximum of the sum of all unliquidated new Payments.

PARTICIPANTS' ACCOUNTS ESTABLISHED BEFORE NOVEMBER 1, 1994 AND THOSE ESTABLISHED AFTER THAT DATE IN JURISDICTIONS WHERE APPROVAL OF THE CUMULATIVE FREE WITHDRAWAL PROVISION HAS NOT BEEN RECEIVED FROM THE APPROPRIATE STATE REGULATORY
AUTHORITY:

    Certificates issued in connection with these Participants' Account do not provide for the accumulation of the 10% annual free withdrawal amount into future years.

    The applicable withdrawal charge will be determined as follows:

    (1) Old Payments, new Payments and accumulated value: With respect to a particular Account Year, "new Payments" are those Payments made in that Account Year or in the six immediately preceding Account Years; "old Payments" are those Payments not defined as new Payments; and "accumulated value" is the Participant's Account Value less the sum of old and new Payments.

    (2) Order of liquidation: To effect a full surrender or partial withdrawal, the oldest previously unliquidated Payment will be deemed to have been liquidated first, then the next oldest, and so forth. Once all old and new Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.

    (3) Maximum free withdrawal amount: The maximum amount that can be withdrawn without a withdrawal charge in an Account Year is equal to the sum of (a) any old Payments not already liquidated, and (b) 10% of any new Payments, irrespective of whether these new Payments have been liquidated.

    (4) Amount subject to withdrawal charge: The amount subject to the withdrawal charge will be the excess, if any, of (a) amounts liquidated from old and new Payments (as specified above) over (b) the remaining maximum free withdrawal amount at the time of the withdrawal.

AMOUNT OF WITHDRAWAL CHARGE

    The withdrawal charge percentage varies according to the number of complete Account Years between the Account Year in which a Purchase Payment was credited to a Participant's Account and the Account Year in which it was withdrawn. The amount of the withdrawal charge is determined by multiplying the amount subject to the withdrawal charge by the withdrawal charge percentage, in accordance with the following table:

                    NUMBER OF COMPLETE
                      ACCOUNT YEARS     WITHDRAWAL CHARGE
                    ------------------  -----------------
                    0-1                         6%
                    2-3                         5%
                    4-5                         4%
                    6                           3%
                    7 or more                   0%

    In no event shall the aggregate withdrawal charges assessed against a Participant's Account exceed 6% of the aggregate Purchase Payments made under a Certificate (See Appendix C for examples of withdrawals, withdrawal charges and the Market Value Adjustment). The Company may, upon notice to the Owner, modify the withdrawal charges, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification (See "Modification").

SECTION 403(B) ANNUITIES

    The Internal Revenue Code imposes restrictions on cash withdrawals from Contracts used with Section 403(b) Annuities. In order for these Contracts to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").

    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contract (See "Federal Tax Status").

    Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Participant's Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.


    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status".


MARKET VALUE ADJUSTMENT

    Any cash withdrawal of a Guarantee Amount, other than a withdrawal effective within 30 days prior to the Expiration Date of the Guarantee Amount or the withdrawal of interest credited on such Guarantee Amount during the current Account Year, will be subject to a Market Value Adjustment ("MVA") (for this purpose, transfers (except automatic transfers to a Sub-Account of amounts allocated to a Guarantee Period with a one-year duration in connection with an approved dollar cost averaging program), distributions on the death of a Participant and amounts applied to purchase an annuity are treated as cash withdrawals). The MVA will be applied to the amount being withdrawn which is subject to the MVA, after deduction of any applicable Account Fee and before deduction of any applicable withdrawal charge.

    The MVA will reflect the relationship between the Current Rate (as defined below) for the Guarantee Amount being withdrawn and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. Generally, if the Guaranteed Interest

Rate is lower than the applicable Current Rate, then the application of the MVA will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the applicable Current Rate, the application of the MVA will result in a higher payment upon withdrawal.

    The Market Value Adjustment is determined by the application of the following formula:

                              N/12
                      1 + I
                    ( ----- )      -1
                      1 + J

where,

    I is the Guaranteed Interest Rate being credited to the Guarantee Amount subject to the Market Value Adjustment,

    J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the Market Value Adjustment, for current allocations to Guarantee Periods equal to the balance of the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment, rounded to the next higher number of complete years (the "Current Rate"), and

    N is the number of complete months remaining in the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment.

    In the determination of J, if the Company currently does not offer the applicable Guarantee Period, then the rate will be determined by linear interpolation of the current rates for Guarantee Periods that are available.

    See Appendix C for examples of the application of the Market Value
Adjustment.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Annuitant, the Company will, upon receipt of Due Proof of Death of both the Annuitant and the designated Beneficiary, pay the death benefit in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the Participant/Annuitant. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

ELECTION AND EFFECTIVE DATE OF ELECTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect to have the death benefit applied under one or more Annuity Options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Participant is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a single cash payment; or (b) to have the death benefit applied under one or more of the Annuity Options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any election of a method of settlement of the death benefit by the Participant will become effective on the date it is received by the Company. For the purposes of the Payment of Death Benefit and Amount of Death Benefit sections below, any election of the method of settement of the death benefit by the Participant which is in effect on the date of death of the Annuitant will be deemed effective on the date Due Proof of Death of the Annuitant is received by the Company. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company; or (b) the date Due Proof of Death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant is received by the Company, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contractual Provisions -- Death of Participant").

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer any such payment of amounts derived from the Variable Account in accordance with the Investment Company Act of 1940. If the death benefit is to be paid in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the deceased Participant/Annuitant, payment will be made within seven days of the date Due Proof of Death of the Annuitant, the Participant and/or the designated Beneficiary, as applicable, is received by the Company. If settlement under one or more of the Annuity Options is elected the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and the Participant's Account will be maintained in effect until the Annuity Commencement Date.

AMOUNT OF DEATH BENEFIT

    The death benefit is determined as of the effective date or deemed effective date of the death benefit election.

    If the Annuitant was age 85 or less on the Date of Coverage, the death benefit is equal to the greatest of (1) the Participant's Account Value for the Valuation Period during which the death benefit election is effective or is deemed to become effective; (2) the amount that would have been payable in the event of a full surrender of the Participant's Account on the date the death benefit election is effective or is deemed to become effective; (3) the Participant's Account Value on the Seven Year Anniversary immediately preceding the date the death benefit election is effective or is deemed to become effective, adjusted for any subsequent Purchase Payments and partial withdrawals and charges made between such Seven Year Anniversary and the date the election is effective or is deemed to become effective; and (subject to state approval)
(4) the total Purchase Payments made with respect to the Participant's Account, minus the sum of all partial withdrawals. For the purposes of determining the amount payable under (4), each Purchase Payment and each partial withdrawal will accumulate daily at a rate equivalent to 5% per year until the first day of the month following the Annuitant's 80th birthday. No such accumulation will apply to a Purchase Payment or partial withdrawal once that Purchase Payment or partial withdrawal has, as a result of such accumulation, grown to double its original amount.

    If the Annuitant was age 86 or greater on the Date of Coverage, the death benefit is equal to (2) above.

    If (2), (3) or (4) is operative the Participant's Account Value will be increased by the excess of (2), (3) or (4), as applicable, over (1) and the increase will be allocated to the Sub-Accounts based on the respective values of the Sub-Accounts on the date the amount of the death benefit is determined. If no portion of the Participant's Account is allocated to the Sub-Accounts, the entire increase will be allocated to the Sub-Account invested in the Money Market Series of the Series Fund.

                     HOW THE CONTRACT CHARGES ARE ASSESSED


    As more fully described below, charges under the Contract offered by this Prospectus are assessed in three ways: (1) as deductions for the Account Fee and, if applicable, for premium taxes; (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and administrative expenses; and (3) as withdrawal charges (contingent deferred sales charges). In addition, certain deductions are made from the assets of the Series Fund for investment management fees and expenses. These fees and expenses are described in the Series Fund's prospectus and Statement of Additional Information.

ADMINISTRATIVE CHARGES

    Each year on the Account Anniversary, the Company deducts from each Participant's Account an annual account administration fee ("Account Fee") as partial compensation for expenses relating to the issue and maintenance of the Contract, the Certificate and the Participant's Account. In Account Years one through five the Account Fee is equal to the lesser of $30 and 2% of the Participant's Account Value; thereafter the Account Fee may be changed annually, but in no event may it exceed the lesser of $50 and 2% of the Participant's Account Value. If a Participant's Account is surrendered for its full value on other than the Account Anniversary, the Account Fee will be deducted in full at the time of such surrender. The Account Fee will be deducted on a pro rata basis from amounts allocated to each Guarantee Period and each Sub-Account in which the Participant's Account is invested at the time of such deduction. Also, the Account Fee will be waived by the Company when: (1) the entire Participant's Account Value has been allocated to the Fixed Account during the entire previous Account Year; or (2) the Participant's Account Value is greater than $75,000 at the time of such deduction. On the Annuity Commencement Date, the value of the Participant's Account will be reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, an annual Account Fee of $30 will be deducted in equal amounts from each variable annuity payment made during the year. No deduction will be made from fixed annuity payments.


    The Company makes a deduction from the Variable Account at the end of each Valuation Period (during both the Accumulation Period and after annuity payments begin) at an effective annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts, the Certificates, the Participant's Accounts and the Variable Account which exceed the revenues received from the Account Fee. For a description of administrative services provided see "Administration of the Contracts" on Page 39 of this Prospectus.



    The Contract provides that the Company may modify the Account Fee and the administrative expense charge, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification").


PREMIUM TAXES

    A deduction, when applicable, is made for premium or similar state or local taxes (See Appendix B). It is currently the policy of the Company to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.

MORTALITY AND EXPENSE RISK CHARGE


    The mortality risk assumed by the Company arises from the contractual obligation to continue to make annuity payments to each Annuitant regardless of how long the Annuitant lives and regardless of how long all annuitants as a group live. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The Company assumes this mortality risk by virtue of annuity rates incorporated into the Contract which cannot be changed except with respect to Participant's Accounts established after the effective date of such change, as provided in the section of this Prospectus entitled "Modification". The expense risk assumed by the Company is the risk that the administrative charges assessed under the Contract may be insufficient to cover the actual total administrative expenses incurred by the Company.


    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the Accumulation Period and after annuity payments begin at an effective annual rate of 1.25%. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. The Company will recoup its expected costs associated with registering and distributing the Contracts by the assessment of the withdrawal charges (contingent deferred sales charges) described below. However, the withdrawal charges may prove to be insufficient to cover actual distribution expenses. If this is the case, the deficiency will be met from the Company's general corporate funds which may include amounts derived from the mortality and expense risk charges.


    The Contract provides that the Company may modify the mortality and expense risk charge; however, such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification"). Mortality and expense risk and administrative expense charges are the only expenses of the Variable Account.


WITHDRAWAL CHARGES


    No deduction for sales charges is made from Purchase Payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be used to cover certain expenses relating to the sale of the Contract and Certificates thereunder, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses.


                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments will begin on the Annuity Commencement Date which is selected by the Participant, as specified in the Application. The date selected by the Participant may not be sooner than the first day of the second calendar month following the Date of Coverage. This date may be changed by the Participant from time to time by written notice to the Company, provided that notice of each change is received by the Company at least 30 days prior to the then current Annuity Commencement Date and the new Annuity Commencement Date is a date which is: (1) at least 30 days after the date notice of the change is received by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 90th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2 , and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an Annuity Option as described in the Death Benefit section of this Prospectus.

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide an annuity under one or more of the options described below. No withdrawal charge will be imposed upon amounts applied to purchase an annuity. However, the Market Value Adjustment may apply, as noted under "Determination of Amount." NO PAYMENTS MAY BE REQUESTED UNDER THE CONTRACT'S CASH WITHDRAWAL PROVISIONS ON OR AFTER THE ANNUITY COMMENCEMENT DATE, AND NO CASH WITHDRAWAL WILL BE PERMITTED EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.

    Since the Contracts offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Section 401, 403 or 408 of the Internal Revenue Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.

ELECTION--CHANGE OF ANNUITY OPTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect one or more of the Annuity Options described below, or such other settlement option as may be agreed to by the Company, for the Annuitant as Payee. The Participant may also change any election, but written notice of any election or change of election must be received by the Company at least 30 days prior to the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected. If there is no election of a sole Annuitant in effect on the 30th day prior to the Annuity Commencement Date, the person designated as "Co-Annuitant" will be the Payee under the applicable Annuity Option.

    Any election may specify the proportion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity. In the event the election does not so specify, or if no election is in effect on the 30th day prior to the Annuity Commencement Date, then the portion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity will be determined on a pro rata basis from the composition of the Participant's Account on the Annuity Commencement Date.

    Annuity Options may also be elected by the Participant or the Beneficiary as provided in the Death Benefit section of this Prospectus.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options which may be elected.

    NO CHANGE OF ANNUITY OPTION IS PERMITTED AFTER THE ANNUITY COMMENCEMENT
DATE.

ANNUITY OPTIONS

    No lump sum settlement option is available under the Contract. The Participant may surrender a Certificate prior to the Annuity Commencement Date; however, any applicable surrender charge will be deducted from the cash withdrawal payment and a Market Value Adjustment, if applicable, will be applied.

    Annuity Options A, B, C and D are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Option E is available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

    Annuity Option B.  Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected. In the event of the death of the Payee under this option, the Contract provides that if there is no designated beneficiary entitled to the remaining payments then living, the discounted value of the remaining payments, if any, will be calculated and paid in one sum to the deceased Payee's estate. In addition, any beneficiary who becomes entitled to any remaining payments under this option may elect to receive the amounts due under this option in one sum. The discounted value for variable annuity payments will be based on interest compounded annually at the assumed interest rate specified in the applicable Contract and Certificate. The discounted value for payments being made on a fixed basis will be based on the interest rate initially used by the Company to determine the amount of each payment.

    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of election of this option of the number of each type of Annuity Unit credited to the Contract with respect to the Payee and fixed monthly payments, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    * Annuity Option D.  Monthly Payments for a Specified Period
Certain: Monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the discounted value of the remaining payments, if any, will be calculated and paid in one sum.

    * Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times (at least over a period of five years) as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited yearly on

------------------------

* The election of this annuity option may result in the imposition of a penalty tax.

the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than the minimum rate specified in the applicable Contract and Certificate (at least 3% per year), compounded annually. The rate so determined may be changed at any time and as often as may be determined by the Company, provided, however, that the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the Participant's Account Value at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date, plus or minus any applicable Market Value Adjustment and minus any applicable premium or similar taxes.

    If the amount to be applied under any annuity option is less than $2,000, or if the first annuity payment payable in accordance with such option is less than $20, the Company will pay the amount to be applied in a single payment to the Payee.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on the minimum guaranteed interest rate specified in the applicable Contract and Certificate (at least 3% per year), or, if more favorable to the Payee(s), in accordance with the Annuity Payment Rates published by the Company and in use on the Annuity Commencement Date.

VARIABLE ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the Annuity Payment Rates found in the applicable Contract which are based on an assumed interest rate of at least 3% per year, unless these rates are changed (See "Modification"). All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract with respect to the particular Payee. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited with respect to the particular Payee then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited with respect to the particular Payee by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment. If the net investment return on the assets of the Variable Account is the same as the assumed interest rate, variable annuity payments will remain level. If the net investment return exceeds the assumed interest rate variable annuity payments will increase and, conversely, if it is less than the assumed interest rate the payments will decrease.

    For a hypothetical example of the calculation of a Variable Annuity Payment, see Appendix A.

VARIABLE ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit Value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (See "Variable Accumulation Value, Net Investment Factor") for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the Annuity Payment Rates found in the applicable Contract. For a one day Valuation Period the factor is 0.99989255 using an assumed interest rate of 4% per year and 0.99991902 using an assumed interest rate of 3% per year.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix A.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date the Payee may, by filing a written request with the Company, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee into other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than twelve (12) exchanges may be made within each Account Year.

    Exchanges may be made only between Sub-Accounts. Exchanges will be made using the Annuity Unit values for the Valuation Period during which any request for exchange is received by the Company.

ANNUITY PAYMENT RATES

    The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly variable annuity payment based on the assumed interest rate specified in the applicable Contract and Certificate (at least 3%); and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract and Certificate (at least 3% per year).These rates may be changed by the Company with respect to Participant's Accounts established after the effective date of such change (See "Modification").

    The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Payee. The Contract also describes the method of determining the adjusted age of the Payee. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

                          OTHER CONTRACTUAL PROVISIONS

PAYMENT LIMITS

    The initial Purchase Payment credited to each Participant's Account must be at least $5,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company. Purchase Payments may be made annually, semi-annually, quarterly, monthly or at any other frequency acceptable to the Company. The Participant may, subject to the minimum payment, increase or decrease the amount of Purchase Payments or change the frequency of payment, but the Participant is not obligated to continue Purchase Payments in the amount or frequency elected. There are no penalties for failure to continue to make Purchase Payments. While the Contract and the Participant's Account are in force, Purchase Payments may be made at any time prior to the Annuity Commencement Date.

DESIGNATION AND CHANGE OF BENEFICIARY

    The beneficiary designation contained in the Application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant and, in the case of a Non-Qualified Contract, the Participant as well.

    Subject to the rights of an irrevocably designated Beneficiary, the Participant may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change or revocation.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

EXERCISE OF CONTRACT RIGHTS

    The Contract shall belong to the Owner. All Contract rights and privileges may be expressly reserved by the Owner, failing which, each Participant shall be entitled to exercise such rights and privileges in connection with such Participant's Certificate. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract.

    The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payees may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of any Annuitant and prior to the last Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract evidenced by that Participant's Certificate. A change of ownership will not be binding upon the Company until written notification is received by the Company. When such notification is so received, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.

DEATH OF PARTICIPANT

    If a Participant under a Non-Qualified Contract dies prior to the Annuitant and before the Annuity Commencement Date, that Participant's Account Value, plus or minus any applicable Market Value Adjustment, must be distributed to the "designated beneficiary" (as defined below) either (1) within five years after the date of death of the Participant, or (2) as an annuity over some period not greater than the life or expected life of the designated beneficiary, with annuity payments beginning within one year after the date of death of the Participant. For this purpose (and for purposes of Section 72(s) of the Internal Revenue Code), the person named as Beneficiary shall be considered the designated beneficiary, and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary. If the designated beneficiary is the surviving spouse of the deceased Participant, the spouse can elect to continue the Certificate in the spouse's own name as Participant, in which case these mandatory distribution requirements will apply on the spouse's death.


    When the deceased Participant was also the Annuitant, the Death Benefit provision of the Contract controls unless the deceased Participant's surviving spouse is the designated beneficiary and elects to continue the Certificate in the spouse's own name as both Participant and Annuitant.


    If the Payee dies on or after the Annuity Commencement Date and before the entire accumulation under such Participant's Account has been distributed, the remaining portion of such Participant's Account, if any, must be distributed at least as rapidly as the method of distribution then in effect.

    In any case in which a non-natural person constitutes a holder of the Certificate for the purposes of Section 72(s) of the Internal Revenue Code, (1) the distribution requirements described above shall apply upon the death of any Annuitant, and (2) a change in any Annuitant shall be treated as the death of an Annuitant.

    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Any distributions upon the death of a Participant under a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. The Owner or Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from Owners, Participants and Payees.

    Owners of Qualified Contracts may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans which are funded by the Contracts may be entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant's Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.

    Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, nor any duty to inquire as to the instructions received or the authority of Owners, Participants or others to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

    All Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least ten days prior to each meeting of the shareholders of the Series Fund. The number of Series Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant's Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

    During the Accumulation Period the Company will send the Participant, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to the Participant's Account and the Fixed Accumulation Value of such account, which statement shall be accurate as of a date not more than two months previous to the date of mailing. In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Participant's Account as may be required by applicable laws, rules and regulations.

    Upon request, the Company will provide the Participant with information regarding fixed and variable accumulation values.

SUBSTITUTED SECURITIES


    Shares of any or all Series of the Series Fund may not always be available for purchase by the Sub-Accounts of the Variable Account or the Company may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account. In either event, shares of another registered open-end investment company or unit investment trust may be substituted both for Series Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission, if required by law. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.


CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

    Upon notice to the Owner and Participant(s) (or the Payee(s) during the annuity period), the Contract may be modified by the Company if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; or
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

    In addition, upon notice to the Owner the Contract may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date of mailing of the notice of modification by the Company. All of the charges and the annuity tables which are provided in the Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant's Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

    The Company, by giving 30 days' prior written notice to the Owner, may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Contract. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Participant's Accounts established prior to the effective date of such limitation or discontinuance.

CUSTODIAN

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with the instructions of the Participant and redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

RIGHT TO RETURN

    If the Participant is not satisfied with the Certificate it may be returned by mailing it to the Company at the Annuity Service Mailing Address on the cover of this Prospectus within ten days after it was delivered to the Participant. When the Company receives the returned Certificate it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Certificate was received by the Company will be refunded to the Participant. However, if applicable state law so requires, the full amount of any Purchase Payment(s) received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Certificate may be acceptable.


    With respect to Individual Retirement Accounts, under the Internal Revenue Code a Participant establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Participant is furnished with such disclosure statement before the seventh day preceding the date the Individual Retirement Account is established, the Participant will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the Individual Retirement Account, then the Participant may give a notice of revocation to the Company at any time within seven days after the Date of Coverage. Upon such revocation, the Company will refund the Purchase Payment(s) made by the Participant. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow a participant establishing an Individual Retirement Account a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.


                               FEDERAL TAX STATUS

INTRODUCTION


    The Contracts and related Certificates described in this Prospectus are designed for use by employer, association and other group retirement plans under the provisions of Sections 401 (including Section 401(k)), 403, 408(b), 408(c), 408(k) and 408(p) of the Internal Revenue Code (the "Code"), as well as certain non-qualified retirement plans, such as payroll savings plans. As noted above, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert such Contracts into Contracts used in connection with Roth IRAs under Section 408A, and may also begin offering new Contracts for use in connection with Roth IRAs. The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract or Certificate is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Also, because the Internal Revenue Code, as amended, is not in force in the Commonwealth of Puerto Rico, some references in this discussion will not apply to Contracts or Certificates issued in Puerto Rico. Any person contemplating the purchase of a Contract or Certificate should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR CERTIFICATE OR ANY TRANSACTION INVOLVING THE CONTRACTS OR CERTIFICATES.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Participant's income for federal income tax purposes. Participants under Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.

    Generally, no taxes are imposed on the increase in the value of a Contract or Certificate until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump-sum payment prior to the Annuity Commencement Date. However, corporate Owners and Participants and other Owners and Participants that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase. Also, the Internal Revenue Service could assert that Owners or Participants under both Qualified and Non-Qualified Contracts annually receive and are subject to tax on a deemed distribution equal to the cost of any life insurance benefit provided by the Contract.

    The Code is unclear in its application to a group annuity contract where the Owner is distinct from the individuals who receive the Contract benefits (the Participants). The following discussion is the Company's best understanding of the operation of the Code in the context of group contracts. However, Owners and Participants should consult a qualified tax adviser.

    A partial cash withdrawal (that is, a withdrawal of less than the entire Participant's Account Value) from a Certificate issued under a Non-Qualified Contract (a "Non-Qualified Certificate") before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Participant's Account Value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Participant's income and subject to tax at ordinary income rates. If part or all of a Participant's Account Value is assigned or pledged as collateral for a loan, the amount assigned or pledged must be treated as if it were withdrawn from the Certificate.

    In the case of annuity payments under a Non-Qualified Certificate after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Participant paid for the Certificate bears to the Payee's expected return under the Certificate. The remainder of the payment is taxable at ordinary income rates.

    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Participant paid for the Certificate. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Certificate, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump-sum payments from Non-Qualified Certificates may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Participant). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).

    In the case of a Certificate issued under a Qualified Contract (a "Qualified Certificate"), distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Participant or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Participants, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Certificates are purchased.

    If the Participant under a Non-Qualified Certificate dies, the value of the Certificate generally must be distributed within a specified period (See "Other Contractual Provisions -- Death of Participant"). For contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Participant.

    A purchaser of a Qualified Certificate should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Participant.

    A transfer of a Non-Qualified Certificate by gift (other than to the Participant's spouse) is treated as the receipt by the Participant of income in an amount equal to the Participant's Account Value minus the total amount paid for the Certificate.

    The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Non-Qualified Certificate or under a Qualified Certificate issued for use with an individual retirement account unless the Participant or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Qualified Certificate (other than distributions from a Certificate issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Certificate is not an eligible rollover distribution, then the Participant or Payee can choose not to have amounts withheld as described above for Non-Qualified Certificates and Qualified Certificates issued for use with individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Participant's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.

    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract, the Certificate and/or the Variable Account) necessary to comply with the guidelines.

    THE FOLLOWING INFORMATION SHOULD BE CONSIDERED ONLY WHEN AN IMMEDIATE ANNUITY CONTRACT AND A DEFERRED ANNUITY CONTRACT ARE PURCHASED TOGETHER: The Company understands that the Treasury Department is in the process of reconsidering the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. The Company believes that any adverse change in the existing tax treatment of such immediate annuity contracts is likely to be prospective, that is, it would not apply to contracts issued before such a change is announced. However, there can be no assurance that any such change, if adopted, would not be applied retroactively.

QUALIFIED RETIREMENT PLANS


    The Qualified Contracts described in this Prospectus are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in such qualified retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Qualified Contracts with the various types of qualified retirement plans. Participants under such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts issued in connection therewith. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax adviser. In addition, Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider and consult their tax adviser concerning whether the death benefit payable under the Contract affects the qualified status of their retirement plan. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith.


PENSION AND PROFIT-SHARING PLANS

    Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. The Contract may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans as well as by corporate plans. Such retirement plans may permit the purchase of the Qualified Contracts to provide benefits under the plans. Employers intending to use the Qualified Contracts in connection with such plans should seek qualified advice in connection therewith.

TAX-SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c) (3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Purchasers of the Qualified Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of Purchase Payments and tax consequences of distributions (See "Section 403(b) Annuities").

INDIVIDUAL RETIREMENT ACCOUNTS

    Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts, known as an Individual Retirement Account ("IRA"). These IRA's are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances as described in the section of this Prospectus entitled "Right to Return Contract."

ROTH IRAS



    Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deductible basis, but distributions are tax-free if certain requirements are satisfied. Like traditional IRAs, Roth IRAs are subject to limitations on the amount that may be contributed and the time when distributions may commence. A traditional IRA may be converted into a Roth IRA, and the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.


                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts, the Participant's Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant's Account number and type, the status of each Participant's Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial surrenders; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the General Distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of the Company, which in turn is a wholly-owned subsidiary of the Company. Clarendon is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 7.34% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.70% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant's Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described under "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates." During 1995, 1996 and 1997 approximately $9,315,656,
$18,652,927, and $        , respectively, was paid to and retained by Clarendon
in connection with the distribution of the Contracts.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

SELECTED FINANCIAL DATA


    The following selected financial data for the Company should be read in conjunction with the financial statements and notes thereto included in this Prospectus beginning on page 53.



                                                          FOR THE YEARS ENDED DECEMBER 31
                                   ------------------------------------------------------------------------------
                                        1997            1996            1995            1994            1993
                                   --------------  --------------  --------------  --------------  --------------
                                                                     (IN 000'S)
Revenues
  Premiums, annuity deposits and
   other revenue.................  $    2,513,741  $    2,131,939  $    1,883,901  $    1,997,525  $    2,443,310
  Net investment income and
   realized gains (losses).......         301,524         312,870         315,966         312,583         311,322
                                   --------------  --------------  --------------  --------------  --------------
                                        2,815,265       2,444,809       2,199,867       2,310,108       2,754,632
                                   --------------  --------------  --------------  --------------  --------------
Benefits and expenses
  Policyholder benefits                 2,469,215       2,149,145       1,995,208       2,102,290       2,515,320
  Other expenses                          206,066         175,342         150,937         186,892         232,365
                                   --------------  --------------  --------------  --------------  --------------
                                        2,675,281       2,324,487       2,146,145       2,289,182       2,747,685
                                   --------------  --------------  --------------  --------------  --------------
Operating gain (loss)                     139,984         120,322          53,722          20,926           6,947
Federal income tax expense
  (benefit)                                10,742          (2,702)         17,807          19,469           3,691
                                   --------------  --------------  --------------  --------------  --------------
Net income (loss)                  $      129,242  $      123,024  $       35,915  $        1,457  $        3,256
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Assets                             $   15,927,045  $   13,759,005  $   12,359,683  $   10,117,822  $    9,179,090
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Surplus notes                      $      565,000  $      315,000  $      650,000  $      335,000  $      335,000
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------



See Note 1 to financial statements for the effect of the reinsurance agreements on net income.
See Note 1 to financial statements for changes in accounting principles and reporting.



MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.



FINANCIAL CONDITION



ASSETS



    For management purposes it is the Company's practice to segment its general account to facilitate the matching of assets and liabilities; however, all general account assets stand behind all general account liabilities. A majority of the Company's assets are income producing investments. Particular attention is paid to the quality of these assets.



    The Company's bond holdings consist of a diversified portfolio of both public and private issues. It is the Company's policy to acquire only investment grade securities. Private placements are rated internally with reference to the National Association of Insurance Commissioners ("NAIC") designation issued by the NAIC Securities Valuation Office. The overall quality of the Company's bond portfolio remains high. At December 31, 1997, 4.6% of the Company's holdings of bonds were rated below investment grade (i.e. below NAIC rating "1" or "2").



    The Company holds real estate primarily because such investments historically have offered better yields over the long-term than fixed income investments. Real estate investments are used to enhance the yield of products with long-term liability durations. Properties for which market value is lower than cost adjusted for depreciation (book value) are reported at market value. During 1997, the change in the difference between the market value and book value for properties reported at market value was $3,377,000.



    Significant attention has been given to insurance companies' exposure to mortgage loans secured by real estate. The Company had a mortgage portfolio of $684,035,000 at December 31, 1997, representing 19.8% of cash and invested assets. At December 31, 1996, mortgage loans represented 26.9% of cash and invested assets. The Company underwrites commercial mortgages with a maximum loan to value ratio of 75%. The Company as a rule invests only in properties that are almost fully leased. The portfolio is diversified by region and by property type. The level of arrears in the portfolio is substantially below the industry average. At December 31, 1997, the Company's portfolio did not contain any mortgage loans which were 60 days or more in arrears, compared to the most recent industry delinquency ratio published by the American Council of Life Insurance of 1.35%. The expense in the year for the provision for losses and for losses on foreclosures was $711,000.



    In the normal course of business, the Company makes commitments to purchase investments at a future date. As of December 31, 1997 the Company had outstanding mortgage commitments of $12,300,000 which will be funded during 1998.



    On December 24, 1997, the Company transferred all of its outstanding shares of MFS to its parent, Life Holdco, in the form of a dividend, valued at $159,722,000. This dividend included an intercompany tax receivable of $91,000,000. As a result of this transaction the Company also realized a $21,195,000 capital gain of undistributed earnings. See "Recent Reorganization," below, for a discussion of the effect of this transaction on ongoing operations.



LIABILITIES



    The majority of the Company's liabilities consist of reserves for life insurance and annuity contracts and deposit funds.



CAPITAL AND SURPLUS



    Total capital stock and surplus of the Company was $832,695,000 at December 31, 1997. The Company issued surplus notes during 1997 totaling $250,000,000 to its parent, Life Holdco. The Company's management considers its surplus position to be adequate.



RESULTS OF OPERATIONS



1997 COMPARED TO 1996



    Net income from operations after dividends to policyholders and before federal income taxes decreased by $2.9 million for the year ending December 31, 1997 as compared to December 31, 1996. Net income associated with the reinsurance agreements with the ultimate parent increased $2.1 million in 1997. The net income improvement in the reinsured business results primarily from improved investment performance. Prior to reinsurance, earnings from the life line of business remained relatively flat. The earnings of the Company's retirement products and services line, which markets combination fixed/variable annuities, decreased $5.0 million. During 1997, the Company focused its marketing efforts on its fixed/variable annuity sales and discontinued sales of its group pension guaranteed interest contracts.



    Total income increased by $347.9 million for the year ended December 31, 1997 as compared to December 31, 1996. Sales of combination fixed/variable annuities (net of annuitizations) increased by $527.4 million primarily due to the introduction in late 1996, of a dollar cost averaging (DCA) sales program. This program credits a bonus rate of interest on the fixed annuity deposit during the first year. Purchase payments allocated to the DCA program are deposited into the fixed account and periodically transferred to the variable Sub-accounts during the following year. Reinsurance had the effect of increasing income by approximately $8.9 million. Premiums and annuity considerations decreased by $6.6 million reflecting decreased annuitizations. Sales of group pension guaranteed interest contracts decreased by $133 million. Net investment income decreased by $33.5 million reflecting both the decrease in the general account invested assets and $9.2 million decrease in dividends from subsidiaries.

    Benefits and expenses increased by $346.6 million for the year ended December 31, 1997 as compared to December 31, 1996. Reinsurance had the effect of increasing benefits and expenses by $2.7 million. Death benefits, annuity payments and surrender benefits and other fund withdrawals increased by $338.4 million primarily as a result of increased surrenders and withdrawals from separate account contracts for which the surrender charge has expired. Policy reserves decreased by $23 million, reflecting decreased annuitizations and lower increases in reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $55.3 reflects higher surrenders of contracts described above. Commissions increased by $22.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $9.9 million reflecting an increase in salaries due to staff increases associated with increased sales and non-recurring costs associated with moving the retirement products and services facility to a new location. Transfers to separate accounts increased by $53.9 million, reflecting increased exchange activity out of the fixed account into the separate account, associated with the DCA activity.



    See "Recent Reorganization," below, for a discussion of the effect on ongoing operations of the Company's transfer of its shares of MFS.



1996 COMPARED TO 1995



    Net income from operations after dividends to policyholders and before federal income taxes increased by $61.1 million for the year ending December 31, 1996 as compared to December 31, 1995. Net income associated with the reinsurance agreements with the parent increased by $23.9 in 1996. The net income improvement in the reinsured business results from improved mortality experience, improved investment performance and fewer significant death claims in 1996 as compared to 1995. Prior to reinsurance, earnings from the life line of business remained relatively flat. The remaining $37.2 increase is attributable to the Company's retirement products and services line of business, which market combination fixed/variable annuities and group pension guaranteed investment contracts. The decline in interest rates during 1995 resulted in the split of these combination fixed/variable annuity sales to change from 45% fixed and 55% variable in 1995 to 25% fixed and 75% variable in 1996. In addition, total gross sales increased by $235.9 million in 1996 as compared to 1995. The declining interest rate environment and strong market performance in 1995 resulted in unrealized gains on assets held in the separate accounts, which generated a substantial increase in fees calculated as a percentage of the separate account net assets, which are then transferred to the general account. The declining interest rates also resulted in increases in reserves due to the increase in the market value adjustment provision of certain fixed annuities. The resultant reserve increases were in excess of the unrealized gains causing strain on the 1995 earnings. In 1996, interest rates increased, resulting in a reduction in the unrealized gains on assets held in the separate accounts and a corresponding reduction in reserves and a release of some of the reserve strain incurred in 1995. The earnings on these market value adjusted products fluctuate as the change in the market value of the assets do not move in tandem with the change in the market value of the liabilities.



    Total income increased by $239.4 million for the year ended December 31, 1996 as compared to December 31, 1995. Sales of combination fixed/variable annuities (net of annuitizations) increased by $282.7 million primarily due to an increase in variable sales held in the separate accounts. This increase in variable sales was driven by strong performance in the stock market. Reinsurance had the effect of increasing income by approximately $9.4 million. Premiums and annuity considerations increased by $8.2 million reflecting increased annuitizations. Considerations from supplementary contracts increased by $1.2 million. Sales of group pension guaranteed investment contracts decreased by $53 million as this market remains highly competitive and sensitive to small changes in guaranteed interest rates. Net investment income decreased by $9.1 million, reflecting a decrease in the general account invested assets.



    Benefits and expenses increased by $178.3 million for the year ended December 31, 1996 as compared to December 31, 1995. Reinsurance had the effect of decreasing benefits and expenses by $14.5 million. Deaths, annuity payments and surrender benefits and other funds withdrawals increased by $438.9 million as a result of increased surrenders of fixed annuities for which interest rate guarantee periods have expired as well as withdrawals from the separate accounts. Policy reserves increased by $9.4 million, reflecting increased annuitizations and increased reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $405.9 reflects lower interest rates and higher surrenders of contracts described above. Commissions increased by $21.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $2.6 million reflecting an increase in salaries due to staff increases and retainer fees. Transfers to separate accounts increased by $126.8 million, reflecting increased exchange activity out of the general account into the separate accounts.



LIQUIDITY



    The Company's cash inflow consists primarily of premiums on insurance and annuity products, income from investments, repayments of investment principal and sales of investments. The Company's cash outflow is primarily to meet death and other maturing insurance and annuity contract obligations, to pay out on contract terminations, to fund investment commitments and to pay normal operating expenses and taxes. Cash outflows are met from the normal net cash inflows.



    The Company segments its business internally and matches projected cash inflows and outflows within each segment. Targets for money market holdings are established for each segment, which in the aggregate meet the day to day cash needs of the Company. If greater liquidity is required, government issued bonds, which are highly liquid, are sold to provide the necessary funds. Government and publicly traded corporate bonds comprise 58% of the Company's long-term bond holdings.



    Management believes that the Company's sources of liquidity are more than adequate to meet its anticipated needs.



YEAR 2000 COMPLIANCE



    The Company's business, financial condition, and results of operations could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999. However, the Company has investigated the nature and extent of the work necessary to render its computer systems capable of processing beyond the turn of the century ("Year 2000 compliant"), and has made substantial progress toward achieving this goal, including upgrading and/or replacing existing systems. The Company expects that its principal systems will be Year 2000 compliant by the end of 1998, leaving 1999 for extensive testing. While it is believed that these efforts involve substantial costs, the Company closely monitors associated costs and continues to evaluate associated risks based on actual expenses. Based on available information, the Company believes that it will be able to manage its total Year 2000 transition without a material adverse effect on its business operations, financial condition, or results of operations.



RECENT REORGANIZATION



    Effective December 24, 1997, the Company and its ultimate parent, Sun Life Assurance Company of Canada ("Sun Life of Canada"), reorganized the corporate structure of a part of their United States business operations, by completing, with the approval of the Delaware Insurance Department, the establishment of a two-tier holding company structure. In connection with this reorganization, Massachusetts Financial Services Company ("MFS"), the registered investment adviser that serves as adviser to the MFS Family of Funds, including the MFS/Sun Life Series Trust and the Compass Variable Accounts, is no longer a subsidiary of the Company, but remains under the control of Sun Life of Canada through two other wholly-owned holding company subsidiaries. On December 24, 1997. The Company's stock in MFS was transferred via a dividend to the Company's immediate parent, Sun Life of Canada (U.S.) Holdings, Inc. There is no change in directors, officers, or day-to-day management of any of the companies within this holding company system and, in the case of MFS, its executive officers continue to report to the Chairman of Sun Life of Canada.



    MFS, which was acquired by the Company in 1982, has approximately $70,200,000,000 under management as of December 31, 1997. For the years ended December 31, 1997, 1996 and 1995, the Company's Statutory Statements of Operations reflect earnings attributable to the operations of MFS of $80,114,000 (which includes dividends from MFS of $33,110,000, an income tax benefit of $25,809,000, and a realized gain of $21,195,000), $79,263,000, and $58,599,000, respectively. The reorganization is not expected to have any significant effect on the ongoing operations of MFS or the Company. However, future net income of the Company will not include the results of operations of MFS.

REINSURANCE



    The Company has agreements with its parent company which provide that the parent company will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1997 had the effect of decreasing net income from operations by $1,381,000.



    Effective January 1, 1991 the Company entered into an agreement with the parent company under which certain individual life insurance contracts issued by the parent were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with the parent which provides that the parent will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000 for the year ended December 31, 1997.



    The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed.



    The Company also has executed a reinsurance agreement with an unaffiliated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves are ceded.



RESERVES



    In accordance with the life insurance laws and regulations under which the Company operates it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements these reserves are determined in accordance with statutory regulations.



INVESTMENTS



    Of the Company's total assets of $15.9 billion at December 31, 1997, 71.7% consisted of unitized and non-unitized separate account assets, 12.0% were invested in bonds and similar securities, 4.3% in mortgages, 0.7% in subsidiaries, 0.6% in real estate, and the remaining 10.7% in cash and other assets.



COMPETITION



    The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to the most recent Best's Review, Life-Health Edition, as of December 31, 1996 the Company ranked 38th among all life insurance companies in the United States based upon total assets. Its parent company, Sun Life


Assurance Company of Canada, ranked 19th. Best's Insurance Reports, Life-Health Edition, 1997, assigned the Company and the parent company its highest classification, A++, as of December 31, 1996. Standard & Poor's and Duff & Phelps have assigned the Company and the parent company their highest ratings for claims paying ability, AAA. Moody's Investor Service, Inc. has assigned the Company an unsolicited rating of Aa1 for financial strength. These ratings should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account. However, the ratings are relevant to the Company's ability to meet its general corporate obligations under the Contracts.



EMPLOYEES



    The Company and Sun Life Assurance Company of Canada have entered into a Service Agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1997 the Company had 317 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and its Retirement Products & Services Division in Boston, Massachusetts.

PROPERTIES



    The Company occupies office space owned by it and leased to its parent, Sun Life Assurance Company of Canada, and certain unrelated parties for lease terms not exceeding five years.



                 THE COMPANY'S DIRECTORS AND EXECUTIVE OFFICERS



    The directors and principal officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, the directors and officers of the Company who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions.



JOHN D. MCNEIL, 64, Chairman and Director (1982*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is Chairman and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; a Director of Massachusetts Financial Services Company; Chairman and a Trustee of MFS/Sun Life Series Trust; Chairman and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Shell (Canada) Limited and Canadian Pacific, Ltd.



DONALD A. STEWART, 51, President and Director (1996*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is President and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company, Massachusetts Casualty Insurance Company and Sun Life Financial Services Limited.



DAVID D. HORN, 56, Director (1985*)
56 Pinckney Street
Boston, Massachuetts 02114



    He was formerly Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada, retiring in November, 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.



ANGUS A. MACNAUGHTON, 66, Director (1985*)
Metro Tower, Suite 1170,
950 Tower Lane
Foster City, California 94404



    He is President of Genstar Investment Corporation and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Stelco, Inc. and Varian Associates, Inc.



JOHN S. LANE, 62, Director (1991*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9


------------------------

* Year Elected Director

    He is Senior Vice President, Investments of Sun Life Assurance Company of Canada; and a Director of Sun Life of Canada (U.S.) Distributors, Inc., Sun Capital Advisers, Inc. and Sun Life Insurance and Annuity Company of New York.



RICHARD B. BAILEY, 71, Director (1983*)
500 Boylston Street
Boston, Massachusetts 02116



    He is a Director of Sun Life Insurance and Annuity Company of New York and a Director/Trustee of certain Funds in the MFS Family of Funds.



M. COLYER CRUM, 65, Director (1986*)
104 West Cliff Street
Weston, MA 02193



    He is Professor Emeritus of the Harvard Business School; and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Merrill Lynch Ready Assets Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Natural Resources Trust, Merrill Lynch U.S. Treasury Money Fund, MuniVest California Insured Fund, Inc., MuniVest Florida Fund, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniYield Florida Insured Fund, MuniYield Insured Fund II, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund III, Inc. and MuniYield Pennsylvania Fund. Prior to July, 1996, he was a Professor at the Harvard Business School.



S. CAESAR RABOY, 61, Senior Vice President and Deputy General Manager and Director (1996*)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President and a Director of Sun Life Insurance and Annuity Company of New York; and Vice President and a Director of Sun Life Financial Services Limited and Sun Life of Canada (U.S.) Distributors, Inc.



ROBERT A. BONNER, 53, Vice President, Pensions (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Vice President, Individual Insurance for the United States, of Sun Life Assurance Company of Canada.



C. JAMES PRIEUR, 46, Senior Vice President, General Manager and Director (1998*) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada; Vice President, Investments of Sun Life of Canada (U.S.) Distributors, Inc., a Massachusetts Casualty Insurance Company and Sun Life Insurance and Annuity Company of New York; and a Director of Sun Capital Advisers, Inc., New London Trust, F.S.B.; Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings, Inc.



L. BROCK THOMSON, 56, Vice President and Treasurer (1974)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Vice President, Portfolio Management for the United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Life of Canada (U.S.) Distributors, Inc., Sun Capital Advisers, Inc., Sun Benefit Services Company, Inc. and Sun Life Insurance and Annuity Company of New York; and Assistant Treasurer of Massachusetts Casualty Insurance Company.


------------------------

* Year Elected Director

ROBERT P. VROLYK, 44, Vice President and Actuary (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    He is Vice President, Finance for the United States of Sun Life Assurance Company of Canada; Vice President, Controller and Actuary of Sun Life Insurance and Annuity Company of New York; a Director of Massachusetts Casualty Insurance Company and Sun Life of Canada (U.S.) Holdings, Inc.; and Vice President and a Director of Sun Canada Financial Co.



MARGARET SEARS MEAD, 47, Assistant Vice President and Secretary (1996) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181



    She is Assistant Vice President and Counsel for the United States of Sun Life Assurance Company of Canada; and Assistant Vice President and Secretary of Sun Life Insurance and Annuity Company of New York and Secretary of Sun Life of Canada (U.S.) Holdings, Inc.



    The directors, officers and employees of the Company are covered under a commercial blanket bond and a liability policy. The directors, officers and employees of Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. are covered under a fidelity bond and errors and omissions policy.


EXECUTIVE COMPENSATION


    All of the executive officers of the Company also serve as officers of Sun Life Assurance Company of Canada and receive no compensation directly from the Company. Allocations have been made as to such officers' time devoted to duties as executive officers of the Company and its subsidiaries. The allocated cash compensation of all executive officers of the Company as a group for services rendered in all capacities to the Company and its subsidiaries during 1997 totalled $824,000.


    Directors of the Company who are also officers of Sun Life Assurance Company of Canada or its affiliates receive no compensation in addition to their compensation as officers of Sun Life Assurance Company of Canada or its affiliates. Messrs. Bailey, Crum and MacNaughton receive compensation in the amount of $5,000 per year, plus $800 for each meeting attended, plus expenses.

    No shares of the Company are owned by any executive officer or director. The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada M5H 1J9.

                                STATE REGULATION

    The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

    The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

    In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

    Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

    Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the Variable Account.

                                 LEGAL MATTERS


    The organization of the Company, its authority to issue the Contracts and the validity of the form of the Contracts have been passed upon by Margaret Sears Mead, Esq., Senior Vice President and Secretary of the Company.


                                  ACCOUNTANTS


    The financial statements of the Variable Account for the year ended December 31, 1997 and the statutory financial statements of the Company for the years ended December 31, 1997, 1996 and 1995 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                            REGISTRATION STATEMENTS

    Registration statements have been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statements and the exhibits filed as part of the registration statements, to all of which reference is hereby made for further information concerning the Variable Account, the Fixed Account, the Company, the Series Fund, the Contract and the Certificates. Statements found in this Prospectus as to the terms of the Contracts, the Certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

    The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account. The Variable Account value of the interests of Owners, Participants, Annuitants, Payees and Beneficiaries under the Contracts is affected primarily by the investment results of the Series Fund. The financial statements of the Variable Account reflect units outstanding and expenses incurred under the Contracts and other contracts participating in the Variable Account which impose certain contract charges that are different from those imposed under the Contracts.

                              -------------------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



[THE FINANCIAL STATEMENTS FOR VARIABLE ACCOUNT F WILL BE PROVIDED BY AMENDMENT]

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1997 AND 1996 (IN 000'S)



                                                                                   1997            1996
                                                                              --------------  --------------
ADMITTED ASSETS
    Bonds                                                                     $    1,910,699  $    2,170,103
    Common stocks                                                                    117,229         144,043
    Mortgage loans on real estate                                                    684,035         938,932
    Properties acquired in satisfaction of debt                                       22,475          23,391
    Investment real estate                                                            78,426          76,995
    Policy loans                                                                      40,348          40,554
    Cash and short-term investments                                                  544,418         148,059
    Other invested assets                                                             55,716          51,378
    Premiums and annuity considerations due and uncollected                            9,203          11,282
    Investment income due and accrued                                                 39,279          68,191
    Receivable from parent, subsidiaries and affiliates                               28,825          40,829
    Funds withheld on reinsurance assumed                                            982,653         878,798
    Other assets                                                                       1,841           1,343
                                                                              --------------  --------------
    General account assets                                                         4,515,147       4,593,898
    Separate account assets
      Unitized                                                                     9,068,021       6,919,219
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total Admitted Assets                                                     $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------
LIABILITIES
    Aggregate reserve for life policies and contracts                         $    2,188,243  $    2,099,980
    Supplementary contracts                                                            2,247           2,205
    Policy and contract claims                                                         2,460           2,108
    Policyholders' dividends and coupons payable                                      32,500          27,500
    Liability for premium and other deposit funds                                  1,450,705       1,898,309
    Surrender values on cancelled policies                                               215              72
    Interest maintenance reserve                                                      33,830          28,675
    Commissions to agents due or accrued                                               2,826           3,245
    General expenses due or accrued                                                    7,202           4,654
    Transfers from Separate Accounts due or accrued                                 (284,078)       (232,743)
    Taxes, licenses and fees accrued, excluding federal income taxes                     105             342
    Federal income taxes due or accrued                                               58,073          49,479
    Unearned investment income                                                            34              19
    Amounts withheld or retained by company as agent or trustee                           47              27
    Remittances and items not allocated                                                1,363           1,359
    Borrowed money                                                                   110,142          58,000
    Asset valuation reserve                                                           47,605          53,911
    Payable for securities                                                            27,104          22,177
    Other liabilities                                                                  1,959           7,561
                                                                              --------------  --------------
    General account liabilities                                                    3,682,582       4,026,880
    Separate account liabilities
      Unitized                                                                     9,067,891       6,919,094
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total liabilities                                                             15,094,350      13,054,809
                                                                              --------------  --------------
CAPITAL STOCK AND SURPLUS
    Capital stock par value $1,000; Authorized, 10,000 shares;
       issued and outstanding, 5,900 shares                                            5,900           5,900
                                                                              --------------  --------------
    Surplus notes                                                                    565,000         315,000
    Gross paid in and contributed surplus                                            199,355         199,355
    Unassigned funds                                                                  62,440          46,888
                                                                              --------------  --------------
    Surplus                                                                          826,795         561,243
                                                                              --------------  --------------
    Total capital stock and surplus                                                  832,695         567,143
                                                                              --------------  --------------
    Total Liabilities, Capital Stock and Surplus                              $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)



                                              1997        1996        1995
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity considerations   $  270,700  $  282,466  $  279,407
     Deposit-type funds                     2,155,298   1,775,230   1,545,542
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             1,615       2,340       1,088
     Net investment income                    270,249     303,753     312,872
     Amortization of interest maintenance
      reserve                                   1,166       1,557       1,025
     Net gain from operations from
      Separate Accounts                             5          --          --
     Other income                              86,123      71,903      57,864
                                           ----------  ----------  ----------
     Total                                  2,785,156   2,437,249   2,197,798
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits                            17,284      12,394      15,317
     Annuity benefits                         148,135     146,654     140,497
     Surrender benefits and other fund
      withdrawals                           1,854,004   1,507,263   1,074,396
     Interest on policy or contract funds         699       2,205         739
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    1,687       2,120       1,888
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                  127,278     162,678     171,975
     Increase (decrease) in liability for
      premium and other deposit funds        (447,603)   (392,348)     13,553
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                     42         327        (663)
                                           ----------  ----------  ----------
     Total                                  1,701,526   1,441,293   1,417,702
     Commissions on premiums and annuity
      considerations (direct business
      only)                                   132,700     109,894      88,037
     Commissions and expense allowances
      on reinsurance assumed                   17,951      18,910      22,012
     General insurance expenses                47,102      37,206      34,580
     Insurance taxes, licenses and fees,
      excluding federal income taxes            7,790       8,431       7,685
     Increase (decrease) in loading on
      and cost of collection in excess of
      loading on deferred and uncollected
      premiums                                    523         901      (1,377)
     Net transfers to separate accounts       734,373     678,663     551,784
                                           ----------  ----------  ----------
     Total                                  2,641,965   2,295,298   2,120,423
                                           ----------  ----------  ----------
     Net gain from operations before
      dividends to policyholders and
      federal income taxes                    143,191     141,951      77,375
     Dividends to policyholders                33,316      29,189      25,722
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      before federal income taxes             109,875     112,762      51,653
     Federal income tax expense (benefit)
      (excluding tax on capital gains)         10,742      (2,702)     17,807
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      federal income taxes and before
      realized capital gains                   99,133     115,464      33,846
     Net realized capital gains less
      capital gains tax and transfers to
      the interest maintenance reserve         30,109       7,560       2,069
                                           ----------  ----------  ----------
 NET INCOME                                $  129,242  $  123,024  $   35,915
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)



                                                               1997        1996        1995
                                                            ----------  ----------  ----------
Capital and surplus, beginning of year                      $  567,143  $  792,452  $  455,489
                                                            ----------  ----------  ----------
Net income                                                     129,242     123,024      35,915
Change in net unrealized capital gains                           1,153      (1,715)      2,009
Change in non-admitted assets and related items                   (463)         67      (2,270)
Change in reserve on account of change in valuation basis       39,016          --          --
Change in asset valuation reserve                                6,306     (11,812)    (13,690)
Other changes in surplus in Separate Accounts Statement             --         100      (4,038)
Change in surplus notes                                        250,000    (335,000)    315,000
Dividends to stockholder                                      (159,722)         --          --
Miscellaneous gains in surplus                                      20          27       4,037
                                                            ----------  ----------  ----------
Net change in capital and surplus for the year                 265,552    (225,309)    336,963
                                                            ----------  ----------  ----------
Capital and surplus, end of year                            $  832,695  $  567,143  $  792,452
                                                            ----------  ----------  ----------
                                                            ----------  ----------  ----------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)



                                               1997         1996         1995
                                            -----------  -----------  -----------
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 2,427,554  $ 2,059,577  $ 1,826,456
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     1,615        2,340        1,088
   Net investment income received               323,199      324,914      374,398
   Other income received                         81,701       88,295       25,348
                                            -----------  -----------  -----------
 Total receipts                               2,834,069    2,475,126    2,227,290
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       2,020,615    1,671,483    1,231,936
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       203,650      172,015      150,463
   Net cash transferred to Separate
     Accounts                                   785,708      755,605      568,188
   Dividends paid to policyholders               28,316       22,689       17,722
   Federal income tax (recoveries)
     payments (excluding tax on capital
     gains)                                       1,397      (15,363)     (20,655)
   Other--net                                       699        2,205          739
                                            -----------  -----------  -----------
 Total payments                               3,040,385    2,608,634    1,948,393
                                            -----------  -----------  -----------
 Net cash from operations                      (206,316)    (133,508)     278,897
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $750,449, $1,554,873 and $8,610,951)     1,343,803    1,768,147    1,658,655
   Issuance of surplus notes                    250,000     (335,000)     315,000
   Other cash provided                          117,297      147,956      419,446
                                            -----------  -----------  -----------
 Total cash provided                          1,711,100    1,581,103    2,393,101
                                            -----------  -----------  -----------
 Cash Applied
   Cost of long-term investments acquired       773,721    1,318,880    1,749,714
   Other cash applied                           334,704      177,982      796,207
                                            -----------  -----------  -----------
 Total cash applied                           1,108,425    1,496,862    2,545,921
                                            -----------  -----------  -----------
 Net change in cash and short-term
   investments                                  396,359      (49,267)     126,077
 Cash and short term investments
 Beginning of year                              148,059      197,326       71,249
                                            -----------  -----------  -----------
 End of year                                $   544,418  $   148,059  $   197,326
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:



GENERAL



Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts. The Company also underwrites a block of individual life insurance business through a reinsurance contract with an affiliate, Sun Life Assurance Company of Canada ("SLOC"). SLOC is a mutual life insurance company.



Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of SLOC. Prior to December 18, 1997 Life Holdco was a direct wholly-owned subsidiary of SLOC.



The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.



INVESTED ASSETS AND RELATED RESERVES



Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):


POLICY AND CONTRACT RESERVES



The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.



INCOME AND EXPENSES



For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.



SEPARATE ACCOUNTS



The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.



Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value.



The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.



Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $284,078,000 in 1997 and $232,743,000 in 1996.



CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING



Prior to 1996, dividends paid to the Company by its subsidiaries and the undistributed gains (losses) of those subsidiaries were included in net income of the Company. For Annual Statement reporting, dividends were (and continue to be) reported in net income while undistributed gains (losses) are reported directly to surplus (as a separate component of unassigned surplus). As a result, net income as reported in these financial statements is $2.5 million less than net income reported in the Annual Statement in 1995. Effective for 1996, the Company changed its method of accounting for investments in subsidiaries to conform with a preferable prescribed statutory accounting practices used in the preparation of its Annual Statement. As a result of the change, $5.7 million in undistributed losses of subsidiaries are reported directly as a separate component of unassigned surplus rather than being included in net income for the year ended December 31, 1996. The amounts as reported in prior years have not been restated.



As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):


OTHER



Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.



Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.



2.  INVESTMENTS IN SUBSIDIARIES:


The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited, ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), and Sun Life Finance Corporation ("Sunfinco").



On October 30, 1997, the Company established a wholly-owned special purpose corporation, Sun Life of Canada (U.S.) SPE 97-1, Inc. (SPE 97-1). SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans.



Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of Massachusetts Financial Services Company ("MFS"). On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction the Company realized a gain of $21,195,000 of undistributed earnings.



On December 31, 1997, the Company purchased all of the outstanding shares of Clarendon Insurance Agency, Inc. ("Clarendon") from MFS.



Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York. MCIC is a life insurance company which issues only individual disability income policies. Sundisco is a registered investment adviser and broker-dealer. NLT is a federally chartered savings bank. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. Sun Capital is a registered investment adviser. Sunfinco and Sunbesco are currently inactive. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.



MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.



On December 23, 1997, the Company issued a $110,000,000 note to US Holdco. at an interest rate of 5.80%, which is scheduled for repayment on March 1, 1998, and is included in borrowed money. A $110,000,000 note was also issued by MFS on December 23, 1997 to the Company at an interest rate of 5.85% due on March 1, 1998 and is included in cash and short-term investments.



On December 31, 1996, the Company issued a $58,000,000 note to SLOC which was repaid on February 10, 1997 at an interest rate of 5.70%. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1997 and 1996 the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):


During 1997, 1996, and 1995, the Company contributed capital in the following amounts to its subsidiaries:



                                                                          1997            1996           1995
                                                                     --------------  --------------  ------------
MCIC                                                                 $    2,000,000  $   10,000,000  $  6,000,000
SLFSL                                                                     1,000,000       1,500,000            --
SPE 97-1                                                                 20,377,000              --            --



Summarized combined financial information of the Company's subsidiaries as of December 31, 1997, 1996 and 1995 and for the years then ended, follows:



                                                                                    DECEMBER 31,
                                                                     -------------------------------------------
                                                                         1997           1996           1995
                                                                     -------------  -------------  -------------
                                                                                     (IN 000'S)
Intangible assets                                                    $           0  $       9,646  $      12,174
Other assets                                                             1,190,951      1,376,014      1,233,372
Liabilities                                                             (1,073,966)    (1,241,617)    (1,107,264)
                                                                     -------------  -------------  -------------
Total net assets                                                     $     116,985  $     144,043  $     138,282
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------
Total revenues                                                       $     750,364  $     717,280  $     570,794
Operating expenses                                                        (646,896)      (624,199)      (504,070)
Income tax expense                                                         (43,987)       (42,820)       (31,193)
                                                                     -------------  -------------  -------------
Net income                                                           $      59,481  $      50,261  $      35,531
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------



3.  BONDS:


Investments in debt securities are as follows:



                                                                             DECEMBER 31, 1997
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------
                                                                                 (IN 000'S)
Long-term bonds:
    United States government and government agencies and
     authorities                                            $    126,923   $   5,529    $      --   $    132,452
    States, provinces and political subdivisions                  22,361       2,095           --         24,456
    Public utilities                                             398,939      35,338          (91)       434,186
    Transportation                                               214,130      22,000         (390)       235,740
    Finance                                                      157,891       5,885         (120)       163,656
    All other corporate bonds                                    990,455      52,678       (5,456)     1,037,677
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  1,910,699     123,525       (6,057)     2,028,167
                                                            ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                            431,032          --           --        431,032
    Affiliates                                                   110,000          --           --        110,000
                                                            ------------  -----------  -----------  ------------
        Total short-term bonds                                   541,032          --           --        541,032
Total bonds                                                 $  2,451,731   $ 123,525    $  (6,057)  $  2,569,199
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



3.  BONDS (CONTINUED):



                                                                             DECEMBER 31, 1996
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------
                                                                                 (IN 000'S)
Long-term bonds:
    United States government and government agencies and
     authorities                                            $    267,756   $  12,272    $  (8,927)  $    271,101
    States, provinces and political subdivisions                   2,253          20           --          2,273
    Foreign governments                                           18,812       1,351           --         20,163
    Public utilities                                             415,641      24,728       (1,223)       439,146
    Transportation                                               167,937      14,107       (2,243)       179,801
    Finance                                                      290,024       7,914         (472)       297,466
    All other corporate bonds                                  1,007,680      42,338      (14,496)     1,035,522
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  2,170,103     102,730      (27,361)     2,245,472
                                                            ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                             88,754          --           --         88,754
    Affiliates                                                    58,000          --           --         58,000
                                                            ------------  -----------  -----------  ------------
        Total short-term bonds                                   146,754          --           --        146,754
                                                            ------------  -----------  -----------  ------------
Total bonds                                                 $  2,316,857   $ 102,730    $ (27,361)  $  2,392,226
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------



The amortized cost and estimated fair value of bonds at December 31, 1997 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.



                                                                                           DECEMBER 31, 1997
                                                                                       --------------------------
                                                                                        AMORTIZED     ESTIMATED
                                                                                           COST       FAIR VALUE
                                                                                       ------------  ------------
                                                                                               (IN 000'S)
Maturities:
    Due in one year or less                                                            $    699,548  $    700,280
    Due after one year through five years                                                   533,901       541,382
    Due after five years through ten years                                                  270,607       286,651
    Due after ten years                                                                     735,624       821,002
                                                                                       ------------  ------------
                                                                                          2,239,680     2,349,315
    Mortgage-backed securities                                                              212,051       219,884
                                                                                       ------------  ------------
Total bonds                                                                            $  2,451,731  $  2,569,199
                                                                                       ------------  ------------
                                                                                       ------------  ------------



Proceeds from sales and maturities of investments in debt securities during 1997, 1996, and 1995 were $980,264,000, $1,554,016,000, and $1,510,553,000, gross gains were $10,732,000, $16,975,000, and $24,757,000 and gross losses were $2,446,000, $10,885,000, and $5,742,000, respectively.



Bonds included above with an amortized cost of approximately $2,578,000 and $2,060,000 at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.



4.  SECURITIES LENDING:


The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chemical Bank of New York. The custodian has indemnified the Company against losses arising from this

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



4.  SECURITIES LENDING (CONTINUED):


program. The total par value of securities out on loan was $0 and $51,537,000 at December 31, 1997 and 1996 respectively. Income resulting from this program was $200,000, $137,000 and $2,000 for the years ended December 31, 1997, 1996 and
1995, respectively.



5.  MORTGAGE LOANS:


The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.



The following table shows the geographical distribution of the mortgage loan portfolio.



                                                                                                DECEMBER 31,
                                                                                           ----------------------
                                                                                              1997        1996
                                                                                           ----------  ----------
                                                                                                 (IN 000'S)
California                                                                                 $  119,122  $  154,272
Massachusetts                                                                                  58,981      79,929
Michigan                                                                                       42,912      57,119
New York                                                                                       45,696      67,742
Ohio                                                                                           51,862      75,405
Pennsylvania                                                                                   97,949     115,584
Washington                                                                                     54,948      75,819
All other                                                                                     212,565     313,062
                                                                                           ----------  ----------
                                                                                           $  684,035  $  938,932
                                                                                           ----------  ----------
                                                                                           ----------  ----------



The Company has restructured mortgage loans totaling $26,284,000 and $29,261,000 at December 31, 1997 and 1996, respectively, against which there are allowances for losses of $3,026,000 and $5,893,000, respectively.



Mortgage loans from Sun Life (U.S.)'s portfolio with an approximate book value of $53,188,000 were included in a transaction also involving loans from the portfolios of other SLOC entities with an aggregate book value of $256 million, whereby such loans were securitized for sale to the public markets.



The Company has made commitments of mortgage loans on real estate into the future. The outstanding commitments for these mortgages amount to $12,300,000 and $9,800,000 at December 31, 1997 and 1996, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



6.  INVESTMENT GAINS AND LOSSES:



                                                                                      YEARS ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1997       1996       1995
                                                                                   ---------  ---------  ---------
                                                                                             (IN 000'S)
Net realized gains (losses)
Bonds                                                                              $   2,882  $   5,631  $   3,935
Common stock of affiliates                                                            21,195         --         --
Mortgage loans                                                                         3,837        763        292
Real estate                                                                            2,912        599        391
Other invested assets                                                                   (717)       567     (2,549)
                                                                                   ---------  ---------  ---------
                                                                                   $  30,109  $   7,560  $   2,069
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                         $  (2,894) $  (5,739) $      --
Mortgage loans                                                                         1,524       (600)    (1,574)
Real estate                                                                            3,377      4,624      3,583
Other invested assets                                                                   (854)        --         --
                                                                                   ---------  ---------  ---------
                                                                                   $   1,153  $  (1,715) $   2,009
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------



Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $6,321,000 in 1997, $7,710,000 in 1996, and $12,714,000 in 1995. All gains and losses are transferred net of applicable income taxes.



7.  NET INVESTMENT INCOME:


Net investment income consisted of:



                                                                                   YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------
                                                                                 1997        1996        1995
                                                                              ----------  ----------  ----------
                                                                                          (IN 000'S)
Interest income from bonds                                                    $  188,924  $  178,695  $  205,445
Income from investment in common stock of affiliates                              41,181      50,408      35,403
Interest income from mortgage loans                                               76,073      92,591      99,766
Real estate investment income                                                     17,161      16,249      14,979
Interest income from policy loans                                                  3,582       2,790       2,777
Other                                                                               (193)      1,710       2,672
                                                                              ----------  ----------  ----------
    Gross investment income                                                      326,728     342,443     361,042
                                                                              ----------  ----------  ----------
Interest on surplus notes                                                        (42,481)    (23,061)    (31,813)
Investment expenses                                                              (13,998)    (15,629)    (16,357)
                                                                              ----------  ----------  ----------
Net investment income                                                         $  270,249  $  303,753  $  312,872
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



8.  DERIVATIVES:


The Company uses derivative instruments for interest risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.



In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains (losses) to specific hedged assets or liabilities, gains (losses) are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1997 and 1996 there were no futures contracts outstanding.



In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.



Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:



                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1997
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $     80,000       $  (2,891)
Foreign currency swap                                                                      1,700             208
Forward spread lock swaps                                                                 50,000             274
Asian Put Option S & P 500                                                                70,000             693



                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1996
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    429,000       $  (2,443)
Foreign currency swap                                                                      2,100              70
Forward spread lock swaps                                                                 50,000             (50)



The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of non-performance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.



9.  LEVERAGED LEASES:


The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



9.  LEVERAGED LEASES (CONTINUED):


the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.



The Company's net investment in leveraged leases is composed of the following elements:



                                                                                         YEARS ENDED DECEMBER
                                                                                                 31,
                                                                                        ----------------------
                                                                                           1997        1996
                                                                                        ----------  ----------
                                                                                              (IN 000'S)
Lease contracts receivable                                                              $   92,605  $  101,244
Less non-recourse debt                                                                     (92,589)   (101,227)
                                                                                        ----------  ----------
                                                                                                16          17
Estimated residual value of leased assets                                                   41,150      41,150
Less unearned and deferred income                                                          (10,324)    (11,501)
                                                                                        ----------  ----------
Investment in leveraged leases                                                              30,842      29,666
Less fees                                                                                     (163)       (188)
                                                                                        ----------  ----------
Net investment in leveraged leases                                                      $   30,679  $   29,478
                                                                                        ----------  ----------
                                                                                        ----------  ----------



The net investment is included as an other invested asset.



10. REINSURANCE:


The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,381,000, $1,603,000 and $2,184,000 for the years ended December 31, 1997, 1996 and 1995, respectively.



Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, effective January 1, 1991, the Company entered into an agreement with SLOC which provides that SLOC will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000, $35,161,000 and $11,821,000 for the years ended
December 31, 1997,1996 and 1995, respectively. The life reinsurance assumed agreement requires the reinsurer to withhold funds in amounts equal to the reserves assumed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



10. REINSURANCE (CONTINUED):


The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1997, 1996 and 1995 before the effect of reinsurance transactions with SLOC.



                                                                                YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                            1997          1996          1995
                                                                        ------------  ------------  ------------
                                                                                       (IN 000'S)
Income:
    Premiums, annuity deposits and other revenues                       $  2,230,980  $  1,858,145  $  1,619,337
    Net investment income and realized gains                                 300,669       312,870       315,967
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,531,649     2,171,015     1,935,304
                                                                        ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                  2,240,597     1,928,720     1,760,917
    Other expenses                                                           187,591       155,531       130,302
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,428,188     2,084,251     1,891,219
                                                                        ------------  ------------  ------------
Income from operations                                                  $    103,461  $     86,764  $     44,085
                                                                        ------------  ------------  ------------
                                                                        ------------  ------------  ------------



The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of decreasing income from operations by $2,658,000 in 1997, $46,000 in 1996, and by $1,599,000 in 1995.



11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:


The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:



                                                                                              DECEMBER 31, 1997
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,415,394          25%
    At book value less surrender charges (surrender charge >5%)                              7,672,211          57
    At book value (minimal or no charge or adjustment)                                       1,259,698           9
Not subject to discretionary withdrawal provision                                            1,164,651           9
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   13,511,954         100%
                                                                                        --------------         ---
                                                                                        --------------         ---



                                                                                              DECEMBER 31, 1996
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,547,683          31%
    At book value less surrender charges (surrender charge >5%)                              5,626,117          48
    At book value (minimal or no charge or adjustment)                                       1,264,586          11
Not subject to discretionary withdrawal provision                                            1,218,157          10
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   11,656,543         100%
                                                                                        --------------         ---
                                                                                        --------------         ---

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



12. RETIREMENT PLANS:


The Company participates with SLOC in a non contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.



The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.



The Company's share of the group's accrued pension cost at December 31, 1997, 1996 and 1995 was $593,000, $446,000 and $420,000, respectively. The Company's share of net periodic pension cost was $146,000, $27,000 and $3,000, for 1997, 1996 and 1995, respectively.



The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $259,000, $233,000 and $185,000 for the years ended December 31, 1997, 1996 and 1995, respectively.



OTHER POST-RETIREMENT BENEFIT PLANS



In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post- retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



13. FAIR VALUE OF FINANCIAL INSTRUMENTS:


The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996:


                                                                  DECEMBER 31, 1997
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,451,731       $    2,569,199
Mortgages                                                      684,035              706,975
LIABILITIES:
Insurance reserves                                       $     123,128       $      123,128
Individual annuities                                           307,668              302,165
Pension products                                             1,527,433            1,561,108
Derivatives                                                         --               (1,716)

                                                                  DECEMBER 31, 1996
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,316,857       $    2,392,226
Mortgages                                                      938,932              958,909
LIABILITIES:
Insurance reserves                                       $     122,606       $      122,606
Individual annuities                                           373,488              367,878
Pension products                                             1,911,284            1,922,602
Derivatives                                                         --               (2,423)



The major methods and assumptions used in estimating the fair values of financial instruments are as follows:



The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.



The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.



The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.



The fair values of derivative financial instruments are estimated using the process described in Note 8.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



14. STATUTORY INVESTMENT VALUATION RESERVES:


The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.



Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.



The tables shown below present changes in the major elements of the AVR and IMR.



                                                                              1997                  1996
                                                                      --------------------  --------------------
                                                                         AVR        IMR        AVR        IMR
                                                                      ---------  ---------  ---------  ---------
                                                                           (IN 000'S)            (IN 000'S)
Balance, beginning of year                                            $  53,911  $  28,675  $  42,099  $  25,218
Net realized investment gains, net of tax                                17,400      6,321      3,160      5,011
Amortization of net investment gains                                         --     (1,166)        --     (1,557)
Unrealized investment gains (losses)                                     (2,340)        --      1,502         --
Required by formula                                                     (21,366)        --      7,150          3
                                                                      ---------  ---------  ---------  ---------
Balance, end of year                                                  $  47,605  $  33,830  $  53,911  $  28,675
                                                                      ---------  ---------  ---------  ---------
                                                                      ---------  ---------  ---------  ---------



15. FEDERAL INCOME TAXES:


The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $31,000,000, $19,264,000 and $12,429,000 for the years ended December 31, 1997, 1996 and 1995, respectively.



16. SURPLUS NOTES AND NOTE RECEIVABLE:


On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027. On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.



The Company had issued and outstanding surplus notes to SLOC with an aggregate carrying value of $335,000,000, during the period 1982 through January 16, 1996 at interest rates between 7.25% and 10%. The Company repaid all principal and interest associated with these surplus notes on January 16, 1996.



On December 19, 1995 the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semi-annually.



Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner. In addition, with regard to surplus notes outstanding through January 16, 1996, subsequent to December 31, 1994 interest payments required

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



16. SURPLUS NOTES AND NOTE RECEIVABLE (CONTINUED):


the consent of the Delaware Insurance Commissioner. Payment of principal and interest on the notes issued in 1995 also requires the consents of the Delaware Insurance Commissioner and Canadian Office of the Superintendent of Financial Institutions.



The Company obtained the required consents and expensed $42,481,000, $23,061,000 and $31,813,000 for interest on surplus notes for the years ended December 31, 1997, 1996 and 1995, respectively.



17. MANAGEMENT AND SERVICE CONTRACTS:


The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $15,997,000 in 1997, $20,192,000 in 1996, and $20,293,000 in 1995.



18. RISK-BASED CAPITAL:


Effective December 31, 1993 the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1997 and 1996.



19. ACCOUNTING POLICIES AND PRINCIPLES:


The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.



Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP - deferred policy acquisition costs, deferred federal income taxes and statutory non- admitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.



Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)



NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



19. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):


Duration Participating Contracts" exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT



[To be provided by amendment]

                                   APPENDIX A

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS:

    Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003809 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be
14.6117130 (14.5645672 X 1.00323702).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS:

    Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the annuity unit for the current valuation period would be 12.3843113 (12.3456789 X 1.00323702 (the Net Investment Factor) X 0.99989255). 0.99989255 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of four percent (4%) per year used to establish the Annuity Payment Rates found in certain Contracts. (The factor that neutralizes the assumed interest rate of three percent (3%) per year used to establish the Annuity Payment Rates found in other Contracts is 0.99991902.)

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS:

    Suppose that a Participant's Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and
12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3843113. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3843113).

                                   APPENDIX B

STATE PREMIUM TAXES


    The amount of applicable tax varies depending on the jurisdiction and is subject to change by the legislature or other authority. In many jurisdictions there is no tax at all. The Company believes that as of April 30, 1998 premium taxes will be imposed with respect to Contracts offered by this Prospectus only by the jurisdictions listed below at the rates indicated. For information subsequent to April 30, 1998 a tax adviser should be consulted.



                                                  RATE OF TAX
                                           -------------------------
                                           QUALIFIED   NON-QUALIFIED
 STATE                                     CONTRACTS     CONTRACTS
 ----------------------------------------  ---------   -------------
 California                                   .50%        2.35%
 District of Columbia                        2.25%        2.25%
 Kentucky                                    2.00%        2.00%
 Maine                                        --          2.00%
 Nevada                                       --          3.50%
 South Dakota                                 --          1.25%
 West Virginia                               1.00%        1.00%
 Wyoming                                     1.00%        1.00%

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)


WITHDRAWAL CHARGE CALCULATION FOR CERTIFICATES WITH DATE OF COVERAGE ON OR AFTER NOVEMBER 1, 1994 WHICH CONTAIN THE CUMULATIVE WITHDRAWAL PROVISION:


FULL SURRENDER:

    Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full surrender of the Participant's Account, based on hypothetical Account Values.


          HYPOTHETICAL      FREE       PURCHASE    WITHDRAWAL   WITHDRAWAL
 ACCOUNT    ACCOUNT      WITHDRAWAL    PAYMENTS      CHARGE       CHARGE
  YEAR       VALUE         AMOUNT     LIQUIDATED   PERCENTAGE     AMOUNT
 -------  ------------   ----------   ----------   ----------   ----------
    1        $41,000       $ 4,000(a)   $37,000       6.00%       $2,220
    3        $52,000       $12,000(b)   $40,000       5.00%       $2,000
    7        $80,000       $28,000(c)   $40,000       3.00%       $1,200
    9        $98,000       $36,000(d)   $40,000       0.00%       $    0


------------------------
(a) The free withdrawal amount during an account year is equal to 10% of new payments (those payments made in current account year or in the six immediately preceding account years) less any prior partial withdrawals in that account year. Any portion of the free withdrawal amount that is not used in the current Account Year is carried forward into future years. In the first account year 10% of new payments is $4,000. Therefore, on full surrender $4,000 is withdrawn free of the withdrawal charge and the purchase payment liquidated is $37,000 (account value less free withdrawal amount). The withdrawal charge amount is determined by applying the withdrawal charge percentage to the purchase payment liquidated.

(b) In the third account year, the free withdrawal amount is equal to $12,000 ($4,000 for the current account year, plus an additional $8,000 for account years 1 & 2 because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future account years). The withdrawal charge percentage is applied to the liquidated purchase payment (account value less free withdrawal amount).

(c) In the seventh account year, the free withdrawal amount is equal to $28,000 ($4,000 for the current account year, plus an additional $24,000 for account years 1-6, $4,000 for each account year because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future account years). The withdrawal charge percentage is applied to the liquidated purchase payment (account value less free withdrawal amount, but not greater than actual purchase payments).

(d) There is no withdrawal charge on any purchase payment liquidated that has been in the participant's account for at least seven years.

PARTIAL WITHDRAWAL:

    Assume a single purchase payment of $40,000 is deposited at issue, no additional purchase payments are made, no partial withdrawals have been taken prior to the fifth account year, and there are a series of three partial withdrawals made during the fifth account year of $9,000, $12,000, and $15,000.

     HYPOTHETICAL   PARTIAL       FREE      PURCHASE   WITHDRAWAL  WITHDRAWAL
       ACCOUNT     WITHDRAWAL  WITHDRAWAL   PAYMENTS     CHARGE      CHARGE
        VALUE        AMOUNT      AMOUNT    LIQUIDATED  PERCENTAGE    AMOUNT
     ------------  ----------  ----------  ----------  ----------  ----------
 (a)    $64,000      $ 9,000     $20,000     $     0      4.00%       $  0
 (b)    $56,000      $12,000     $11,000     $ 1,000      4.00%       $ 40
 (c)    $40,000      $15,000     $     0     $15,000      4.00%       $600

------------------------
(a) The free withdrawal amount during an account year is equal to 10% of new payments (those payments made in current account year or in the six immediately preceding account years) less any prior partial withdrawals in that account year. Any portion of the free withdrawal amount that is not used in the current account year is carried forward into future years. In the fifth account year, the free withdrawal amount is equal to $20,000 ($4,000 for the current account year, plus an additional $16,000 for account years 1-4, $4,000 for each account year because no partial withdrawals were taken). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(b) Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount, and then will liquidate purchase payments of $1,000, incurring a withdrawal charge of $40.


(c) The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in purchase payments being liquidated and will incur a withdrawal charge. At the beginning of the next account year, 10% of purchase payments would be available for withdrawal requests during that account year.


WITHDRAWAL CHARGE CALCULATION FOR CERTIFICATES WITH DATE OF COVERAGE BEFORE NOVEMBER 1, 1994 AND CERTIFICATES ISSUED AFTER THAT DATE WHICH DO NOT CONTAIN THE CUMULATIVE WITHDRAWAL PROVISION.

    This example assumes that the date of the full surrender or partial withdrawal is during the 9th Account Year.

             1          2           3            4         5         6
            ---      -------      ------      -------      --     -------
             1       $ 1,000      $1,000      $     0      0%     $  0
             2         1,200       1,200            0      0         0
             3         1,400       1,280          120      3         3.60
             4         1,600           0        1,600      4        64.00
             5         1,800           0        1,800      4        72.00
             6         2,000           0        2,000      5       100.00
             7         2,000           0        2,000      5       100.00
             8         2,000           0        2,000      6       120.00
             9         2,000           0        2,000      6       120.00
                     -------      ------      -------             -------
                     $15,000      $3,480      $11,520             $579.60
                     -------      ------      -------             -------
                     -------      ------      -------             -------

EXPLANATION OF COLUMNS IN TABLE

  COLUMNS 1 AND 2:

    Represent Purchase Payments ("Payments") and amounts of Payments. Each Payment was made on the first day of each Account Year.

  COLUMN 3:

    Represents the amounts that may be withdrawn without the imposition of withdrawal charges, as follows:

        a) Payments 1 and 2, $1,000 and $1,200, respectively, have been credited to the Certificate for more than seven years.

        b) $1,280 of Payment 3 represents 10% of Payments that have been credited to the Certificate for less than seven years. The 10% amount is applied to the oldest unliquidated Payment, then the next oldest and so forth.

  COLUMN 4:

    Represents the amount of each Payment that is subject to a withdrawal charge. It is determined by subtracting the amount in Column 3 from the Payment in Column 2.

  COLUMN 5:

    Represents the withdrawal charge percentages imposed on the amounts in Column 4.

  COLUMN 6:

    Represents the withdrawal charge imposed on each Payment. It is determined by multiplying the amount in Column 4 by the percentage in Column 5.

    For example, the withdrawal charge imposed on Payment 8
           = Payment 8 Column 4 X Payment 8 Column 5
           = $2,000 X 6%
           = $120

FULL SURRENDER:

    The total of Column 6, $579.60, represents the total amount of withdrawal charges imposed on Payments in this example.

PARTIAL WITHDRAWAL:

    The sum of amounts in Column 6 for as many Payments as are liquidated reflects the withdrawal charges imposed in the case of a partial withdrawal.

    For example, if $7,000 of Payments (Payments 1, 2, 3, 4, and 5) were withdrawn, the amount of the withdrawal charges imposed would be the sum of amounts in Column 6 for Payments 1, 2, 3, 4 and 5 which is $139.60.

PART 2--FIXED ACCOUNT--EXAMPLES OF THE MARKET VALUE ADJUSTMENT (MVA)

    The MVA factor is:


                              N/12
                      1 + I
                    ( ----- )      -1
                      1 + J


    These examples assume the following:

        1) the Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06 (l).

        2)  the date of surrender is two years from the Expiration Date (N =
    24).

        3) the value of the Guarantee Amount on the date of surrender is $11,910.16.

        4)  the interest earned in the current Account Year is $674.16.

        5) no transfers or partial withdrawals affecting this Guarantee Amount have been made

        6) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:


    Assume that on the date of surrender, the current rate (J) is 8% or .08.



                                   N/12
                         1 + l
    The MVA factor =   ( ------  )       -1
                         1 + J
                                   24/12
                         1 + .06
                   =   ( ------  )       -1
                         1 + .08

                   =   (.981)2 -1

                   =   .963 -1

                   = - .037


    The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                   ($11,910.16 - $674.16) X (-.037) = -$415.73

    -$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05.



                                   N/12
                         1 + l
    The MVA factor =   ( ------  )       -1
                         1 + J
                                   24/12
                         1 + .06
                   =   ( ------  )       -1
                         1 + .05

                   =   (1.010)2 -1

                   =   1.019 -1

                   =   .019



    The value of the Guarantee Amount less interested credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                     ($11,910.16 - $674.16) X .019 = $213.48

    $213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

    $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                                   APPENDIX D
                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:


    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table. For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations ("Inception"), although the Contracts have been offered only since November 1, 1991. No information is shown for the Bond Series, Equity Income Series, Massachusetts Investors Growth Series, New Discovery Series, Research International Series or Strategic Income Series, as such Series will not commence operations until 1998.



                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1997



                                             1 YEAR       5 YEAR       10 YEAR                        DATE OF
                                             PERIOD       PERIOD       PERIOD        LIFE*           INCEPTION
                                           -----------  -----------  -----------  -----------  ----------------------
 Capital Appreciation Series.............                                                         August 13, 1985
 Conservative Growth Series..............                                                         December 5, 1986
 Emerging Growth Series..................                                                           May 1, 1995
 MFS/Foreign & Colonial Emerging Markets
  Equity Series**........................                                                           June 5, 1996
 MFS/Foreign & Colonial International
  Growth Series**........................                                                           June 3, 1996
 MFS/Foreign & Colonial International
  Growth and Income Series...............                                                         October 2, 1995
 Government Securities Series............                                                         August 12, 1985
 High Yield Series.......................                                                         August 13, 1985
 Managed Sectors Series..................                                                           May 27, 1988
 Money Market Series.....................                                                         August 29, 1985
 Research Series.........................                                                         November 7, 1994
 Research Growth and Income Series.......
 Total Return Series.....................                                                           May 16, 1988
 Utilities Series........................                                                        November 16, 1993
 Value Series**..........................                                                           June 3, 1996
 World Asset Allocation Series...........                                                         November 7, 1994
 World Governments Series................                                                           May 16, 1988
 World Growth Series.....................                                                        November 16, 1993
 World Total Return Series...............                                                         November 7, 1994


------------------------

 *From commencement of investment operations


**Actual returns, not annualized


    The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                        n
                                 P(1 + T) = ERV

      Where: P = a hypothetical initial Purchase Payment
                 of $1,000
             T = average annual total return for the
                 period
             n = number of years
           ERV = redeemable value (as of the end of the period) of a hypothetical $1,000
                 Purchase Payment made at the beginning
                 of the 1-year, 5-year, or 10-year period
                 (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.


    The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Certificate may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Certificate over these same time periods may have been different from that shown above.


NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE


                         [TO BE PROVIDED BY AMENDMENT]



$10,000 INVESTED IN                       ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                            DECEMBER 31, 1997*
REGATTA GOLD CONTRACT,
THIS MANY YEARS AGO...

                        ADVERTISING AND SALES LITERATURE

    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:
    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.


    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds included in variable contracts.



    MOODY'S INVESTORS SERVICES, INC.'s insurance and claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings it to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.


    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

    In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:

    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the fixed account; and the compounding effect when a participant makes regular deposits to his or her account.

    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.


    SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Code Section 401(a)(9) in the case of Qualified Contracts, or permitted under Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax adviser.



    THE COMPANY'S OR MFS'S CUSTOMERS. Sales literature for the Variable Account and the Series Fund may refer to the number of clients which they serve. As of
the date of this Prospectus, MFS was serving over   million investor accounts.

    THE COMPANY'S OR MFS'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at year-end 1997 the Company was the ____ largest U.S. life insurance company based upon overall assets and its parent company, Sun Life Assurance Company of Canada, was the ____ largest.

                                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                   ANNUITY SERVICE MAILING ADDRESS:
                                   C/O SUN LIFE ANNUITY SERVICE CENTER
                                   P.O. BOX 1024
                                   BOSTON, MASSACHUSETTS 02103

                                   TELEPHONE:
                                   Toll Free (800) 752-7215
                                   In Massachusetts (617) 348-9600


                                   GENERAL DISTRIBUTOR
                                   Clarendon Insurance Agency, Inc.
                                   One Sun Life Executive Park
                                   Wellesley Hills, Massachusetts 02181


                                   AUDITORS
                                   Deloitte & Touche LLP
                                   125 Summer Street
                                   Boston, Massachusetts 02110


GOLD-1 5/98

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

          The information required in a Statement of Additional Information is contained in the Prospectus included in Part A of this Amendment to the Registration Statement.


                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  The following Financial Statements are included in the Registration
Statement:

Included in Part A:

A.   Condensed Financial Information - Accumulation Unit Values.

B.   Financial Statements of the Registrant (To be provided by amendment):

      1.  Statement of Condition, December 31, 1997;

      2.  Statement of Operations, Year Ended December 31, 1997;

      3. Statements of Changes in Net Assets, Years Ended December 31, 1997 and December 31, 1996;

      4.  Notes to Financial Statements; and

      5.  Independent Auditors' Report.


C.    Financial Statements of the Depositor:


      1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1997 and 1996;

      2. Statutory Statements of Operations, Years Ended December 31, 1997, 1996 and 1995;

      3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1997, 1996 and 1995;

      4. Statutory Statements of Cash Flow, Years Ended December 31, 1997, 1996 and 1995;

      5.  Notes to Statutory Financial Statements; and

      6.  Independent Auditors' Report (To be filed by amendment).

          (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:


          (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant
(Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);

          (2)       Not Applicable;

          (3) (a) Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3 (a) to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                    (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3 (b)(i) to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                    (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3 (b)(ii) to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998); and

                    (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3 (b)(iii) to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

          (4) (a) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract;

                    (b) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a);

          (5) (a) Form of Application to be used with the annuity contract filed as Exhibit 4(a) (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);

                    (b) Form of Application to be used with the Certificate filed as Exhibit 4(b) (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File 333-37907, filed on October 14, 1997);

          (6) Certificate of Incorporation and By-laws of the depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14, 1997);


     (7)  Not Applicable;

     (8)  None;

     (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (Filed with Pre-effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628);


     (10) (a) Consent of Deloitte & Touche, LLP (To be filed by amendment); and

               (b) Consent of Margaret S. Mead, Esq. (To be filed by amendment);


      (11)     None;

      (12)     Not Applicable;


      (13) Schedule for Computation of Performance Quotations (To be filed by amendment); and

      (14) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933 (To be filed by amendment).


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ----------------------

John D. McNeil                          Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Donald A. Stewart                       President and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


David D. Horn                           Director
56 Pinckney Street
Boston, MA 02114


John S. Lane                            Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                       Director
500 Boylston Street
Boston, MA  02116

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ---------------------

M. Colyer Crum                          Director
104 West Cliff Street
Weston, Massachusetts 02193

Angus A. MacNaughton                    Director
950 Tower Lane
Metro Tower, Suite 1170
Foster City, CA  94404

S. Caesar Raboy                         Senior Vice President and Deputy
One Sun Life Executive Park             General Manager and a Director
Wellesley Hills, MA  02181

Robert A. Bonner                        Vice President, Pensions
One Sun Life Executive Park
Wellesley Hills, MA  02181


C. James Prieur                         Senior Vice President, General
One Sun Life Executive Park             Manager and Director
Wellesley Hills, MA  02181


L. Brock Thomson                        Vice President
One Sun Life Executive Park             and Treasurer
Wellesley Hills, MA  02181

Robert P. Vrolyk                        Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02181

Margaret Sears Mead                     Assistant Vice President and
One Sun Life Executive Park             Secretary
Wellesley Hills, MA  02181

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                 Percent of
                                             State or Country    Ownership
                                             or Jurisdiction     of Voting
                                             of Incorporation    Securities
                                             ----------------    ----------
Sun Life Assurance Company of Canada.........Canada
 ..........................................................................
Sun Life Assurance Company of Canada -
   U.S. Operations Holdings, Inc.............Delaware               100%
Sun Life Assurance Company of Canada
  (U.K.) Limited ........................... United Kingdom         100%
Sun Life of Canada Investment Management
  Limited .................................. Canada                 100%
Sun Life of Canada Benefit Management
  Limited .................................. Canada                 100%
Spectrum United Holdings, Inc............... Canada                 100%
Sun Canada Financial Co..................... Delaware               100%
Sun Life of Canada (U.S.) Holdings,
   Inc.......................................Delaware                 0%*
Sun Life of Canada (U.S.) Financial
  Services Holdings, Inc.................... Delaware                 0%*
Sun Life Assurance Company of Canada
  (U.S.) -.................................. Delaware                 0%**
Sun Life Insurance and Annuity Company of
  New York ................................. New York                 0%****
Sun Life of Canada (U.S.)
  Distributors, Inc......................... Delaware                 0%****
Sun Benefit Services Company, Inc. ......... Delaware                 0%****
Massachusetts Financial Services Company ... Delaware                 0%***
New London Trust, F.S.B..................... Federally Chartered      0%****
Massachusetts Casualty Insurance Company.... Massachusetts            0%****
Clarendon Insurance Agency, Inc. ........... Massachusetts            0%****
MFS Service Center, Inc..................... Delaware                 0%*****
MFS/Sun Life Series Trust .................. Massachusetts            0%******
Sun Capital Advisers, Inc. ................. Delaware                 0%****
MFS International, Ltd. .................... Ireland                  0%*****
MFS Institutional Advisors, Inc. ........... Delaware                 0%*****
MFS Fund Distributors, Inc. ................ Delaware                 0%*****
MFS Retirement Services, Inc. .............. Delaware                 0%*****
Sun Life Financial Services Limited......... Bermuda                  0%****

--------
      * 100% of the issued and outstanding voting securities of Sun Life of Canada (U.S.) Holdings, Inc. and Sun Life of Canada (U.S.) Financial Services Holdings, Inc. is owned by Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.
     ** 100% of the issued and outstanding voting securities of Sun Life
        Assurance Company of Canada (U.S.) is owned by Sun Life of Canada (U.S.) Holdings, Inc.
    *** 93.6% of the issued and outstanding voting securities of Massachusetts
        Financial Services Company is owned by Sun Life of Canada (U.S.) Financial Services Holdings, Inc.
   **** 100% of the issued and outstanding voting securities of New London
        Trust, F.S.B., Sun Life Insurance and Annuity Company of New York,
        Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited, Clarendon Insurance Agency, Inc., and Massachusetts Casualty Insurance Company is owned by Sun Life Assurance Company of Canada (U.S.).
  ***** 100% of the issued and outstanding voting securities of MFS Service
        Center, Inc., MFS International, Ltd., MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. is owned by Massachusetts Financial Services Company.
 ****** 100% of the issued and outstanding voting securities of MFS/Sun Life
        Series Trust is owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

      Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

      None of the companies listed is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27.  NUMBER OF CONTRACT OWNERS:


      As of February 28, 1998 there were _______ qualified and _______ non-qualified Contracts issued by the Registrant participating in the investment experience of the Variable Account.


Item 28.  INDEMNIFICATION

      Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.


Item 29.  PRINCIPAL UNDERWRITERS


      (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of the Registrant, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D,and E, Sun Life (N.Y.) Variable Accounts A, B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                    Positions and Offices
Business Address*                        with Underwriter
------------------                    ---------------------
Jane Mancini.......................   President and Director
Robert P. Vrolyk...................          Director
Donald E. Kaufman..................       Vice President
S. Caesar Raboy....................          Director
C. James Prieur....................          Director
L. Brock Thompson..................  Vice President and Treasurer
Roy P. Creedon.....................          Secretary
Cindy Orcutt.......................       Vice President
Laurie Lennox......................       Vice President


------------------


 * The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.





      (c)      Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


      Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, at the offices of the Sun Life Annuity Service Center at One Copley Place, Boston, Massachusetts 02116 or at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116.


Item 31.  MANAGEMENT SERVICES

      Not Applicable.

Item 32.  UNDERTAKINGS

      Representation with respect to Section 26(a) of the Investment Company Act of 1940.

      Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


      The registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant has caused this Post-effective Amendment No. 9 to its Registration Statement to be signed on its behalf in the Town of Wellesley and Commonwealth of Massachusetts on the 26th day of February, 1998.



                                        Sun Life of Canada (U.S.)
                                         Variable Account F

                                        (Registrant)


                                        Sun Life Assurance Company of
                                        Canada (U.S.)

                                        (Depositor)




                                        By:*   /s/ JOHN D. McNEIL
                                              ---------------------
                                                   John D. McNeil
                                                   Chairman

Attest:   /s/ BONNIE S. ANGUS
          -----------------------
             Bonnie S. Angus
             Assistant Vice President


      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

    Signatures                     Title                    Date
    ----------                     -----                    ----


                                 Chairman and
                                   Director
                                 (Principal
*    /s/ JOHN D. McNEIL       Executive Officer)       February 26, 1998
--------------------------
         John D. McNeil



                               Vice President
                                 and Actuary
                            (Principal Financial
                               and Accounting
*   /s/  ROBERT P. VROLYK          Officer)            February 26, 1998
--------------------------
         Robert P. Vrolyk




-------------------------
* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628.

    Signatures                          Title                  Date
    ----------                          -----                  ----

*   /s/ RICHARD B. BAILEY               Director            February 26, 1998
-------------------------------
        Richard B. Bailey



*   /s/ M. COLYER CRUM                  Director            February 26, 1998
-------------------------------
        M. Colyer Crum




                                       President and
-------------------------------          Director
        Donald A. Stewart





*   /s/ DAVID D. HORN                   Director            February 26, 1998
-------------------------------
        David D. Horn





*   /s/ JOHN S. LANE                    Director            February 26, 1998
-------------------------------
        John S. Lane




*   /s/ ANGUS A. MacNAUGHTON            Director            February 26, 1998
-------------------------------
        Angus A. MacNaughton



                                     Senior Vice President
-------------------------------        and Deputy General
        S. Caesar Raboy                   Manager and
                                           Director




                                        Director            February 26, 1998
-------------------------------
        C. James Prieur



---------------------------

* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628.